As filed with the Securities and Exchange Commission on February 28, 2012

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Administration Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Administration Shares

TempFund	BTMXX

TempCash	BLAXX

FedFund	BLFXX

T-Fund	BTAXX

Federal Trust Fund	BFTXX

Treasury Trust Fund	BITXX

MuniFund	BIAXX

MuniCash	BMAXX

California Money Fund	BLCXX

New York Money Fund	BLNXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	36
	Key Facts About New York Money Fund	41
	Important Additional Information	45

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	46
	Investment Risks	51

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	57
	Purchase of Shares	57
	Redemption of Shares	58
	Additional Purchase and Redemption Information	59
	Administration Shareholder Services Plan	60
	Dividends and Distributions	60
	Federal Taxes	61
	State and Local Taxes	62

Management of the Funds	Information About BlackRock
	BlackRock	64
	Conflicts of Interest	66
	Master/Feeder Structure	67

Financial Highlights	Financial Performance of the Funds	68

General Information	Certain Fund Policies	75

Glossary	Glossary of Investment Terms	76

For More Information	Funds and Service Providers	77

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$92	$162	$367

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

5 - TempFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 4, 2002)

TempFund—Administration Shares	0.03%	1.69%	2.02%

	7-Day Yield As of December 31, 2011

TempFund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$103	$185	$425

7 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Since no Administration Shares of TempCash were outstanding during the periods January 1, 2006 through March 30, 2006, June 28, 2007 through August 20, 2007, September 24, 2007 through November 29, 2007, December 24, 2007 through April 16, 2008 and July 22, 2011 through December 6, 2011, performance for the Fund’s Administration Shares for those periods is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 15, 2005)

TempCash—Administration Shares	0.04%	1.71%	2.38%

	7-Day Yield As of December 31, 2011

TempCash—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$99	$173	$392

12 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

Since no Administration Shares of FedFund were outstanding during the period November 19, 2004 through July 5, 2005, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 10, 2004)

FedFund—Administration Shares	0.01%	1.46%	2.15%

	7-Day Yield As of December 31, 2011

FedFund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.32%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$101	$178	$404

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements

16 - T-Fund

secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 9, 2002)

T-Fund—Administration Shares	0.01%	1.25%	1.73%

	7-Day Yield As of December 31, 2011

T-Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.16%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$125	$228	$530

20 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

Since no Administration Shares of Federal Trust Fund were outstanding during the period August 13, 2008 through April 23, 2009, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	Since Inception (June 4, 2007)

Federal Trust Fund—Administration Shares	0.01%	1.13%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

22 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$105	$187	$427

24 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

25 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Since no Administration Shares of Treasury Trust Fund were outstanding during the period October 3, 2003 through May 24, 2004, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

26 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 30, 2002)

Treasury Trust Fund—Administration Shares	0.00%	1.14%	1.61%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.30%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.41%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$121	$219	$507

28 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

29 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Since no Administration Shares of MuniFund were outstanding during the period October 7, 2003 through May 16, 2004, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

30 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 18, 2002)

MuniFund—Administration Shares	0.01%	1.17%	1.42%

	7-Day Yield As of December 31, 2011

MuniFund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.48%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$136	$251	$586

32 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

33 - MuniCash

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Administration Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

34 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Year	10 Year

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

35 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.14%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.52%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$145	$269	$632

36 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

37 - California Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 18, 2004)

California Money Fund—Administration Shares	0.15%	1.08%	1.49%

	7-Day Yield As of December 31, 2011

California Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

39 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

40 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.15%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.53%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$147	$273	$643

41 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

42 - New York Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

43 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 18, 2004)

New York Money Fund—Administration Shares	0.32%	1.14%	1.53%

	7-Day Yield As of December 31, 2011

New York Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

44 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 76.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 76.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial

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paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.   FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. TempFund and TempCash. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

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The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

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In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

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All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Administration Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

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a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Administration Shareholder Services Plan

Service Organizations may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal

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income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

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The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Administration Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

TempCash	0.18%

FedFund	0.20%

T-Fund	0.20%

Federal Trust Fund	0.20%

Treasury Trust Fund	0.20%

MuniFund	0.20%

MuniCash	0.20%

California Money Fund	0.20%

New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

TempCash	0.17%

FedFund	0.16%

T–Fund	0.10%

Federal Trust Fund	0.08%

Treasury Trust Fund	0.08%

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Fund	Management Fee Rates (Net of Applicable Waivers)

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.15%

New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Fund’s distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or

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more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0076	0.0328	0.0511
Dividends from net investment income	(0.0003)	(0.0006)	(0.0076)	(0.0328)	(0.0511)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%	0.06%	0.76%	3.33%	5.23%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.31%	0.29%	0.30%

Total expenses after fees waived and paid indirectly	0.27%	0.28%	0.31%	0.28%	0.28%

Net investment income	0.03%	0.06%	0.75%	3.25%	5.11%

Supplemental Data
Net assets, end of year (000)	$1,953,551	$1,681,583	$2,007,285	$2,079,257	$1,842,566

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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TempCash

The table below sets forth selected financial data for an Administration Share of TempCash outstanding throughout each period presented. No Administration Shares of TempCash were outstanding as of October 31, 2011.

	Administration
	Year Ended October 31,		Period November 30, 2007 to October 31, 2008[2]	Period November 1, 2006 to September 24, 2007[3]
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0080	0.0169	0.0386
Dividends from net investment income	(0.0009)	(0.0080)	(0.0169)	(0.0386)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.80%	1.70%[4]	3.92%[4]

Ratios to Average Net Assets
Total expenses	0.35%	0.37%	0.33%[5]	0.34%[5]

Total expenses after fees waived and paid indirectly	0.28%	0.31%	0.28%[5]	0.28%[5]

Net investment income	0.08%	0.78%	2.51%[5]	5.12%[5]

Supplemental Data
Net assets, end of period (000)	$15,643	$50,638	$50,014	—

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	There were no Administration Shares outstanding during the period November 1, 2007 to November 29, 2007 or the period December 24, 2007 to April 16, 2008.
[3]	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007 or the period September 24, 2007 to October 31, 2007.
[4]	Aggregate total investment return.
[5]	Annualized.

FedFund

The table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0032	0.0280	0.0497
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0280	0.0497

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0032)	(0.0280)	(0.0497)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0280)	(0.0497)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.32%	2.83%	5.09%

Ratios to Average Net Assets
Total expenses	0.32%	0.31%	0.33%	0.32%	0.38%

Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.32%	0.30%	0.30%

Net investment income	0.00%	0.00%	0.34%	2.51%	4.97%

Supplemental Data
Net assets, end of year (000)	$17,543	$47,616	$111,129	$134,241	$41,411

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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T-Fund

The table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0005	0.0214	0.0484
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0006	0.0214	0.0484

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0005)	(0.0214)	(0.0484)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0006)	(0.0214)	(0.0484)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.06%	2.16%	4.94%

Ratios to Average Net Assets
Total expenses	0.32%	0.32%	0.34%	0.31%	0.35%

Total expenses after fees waived and paid indirectly	0.13%	0.20%	0.29%	0.29%	0.30%

Net investment income	0.01%	0.01%	0.06%	2.30%	4.77%

Supplemental Data
Net assets, end of year (000)	$32,718	$35,370	$38,571	$44,215	$83,990

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Federal Trust Fund

The table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,		Period April 24, 2009[2] to October 31, 2009	Period November 1, 2007 to August 12, 2008[2]	Period June 1, 2007[3] to October 31, 2007
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0232	0.0201
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase in Investment operations	0.0001	0.0003	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.03%[4]	2.34%[4]	2.01%[4]

Ratios to Average Net Assets
Total expenses	0.43%	0.42%	0.43%[5]	0.39%[5]	0.40%[5]

Total expenses after fees waived and paid indirectly	0.13%	0.21%	0.25%[5]	0.30%[5]	0.30%[5]

Net investment income	0.00%	0.00%	0.00%[5]	3.15%[5]	4.88%[5]

Supplemental Data
Net assets, end of period (000)	$858	$508	$99	—	$33,680

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.
[3]	Commencement of operations.
[4]	Aggregate total investment return.
[5]	Annualized.

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Treasury Trust Fund

The table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0189	0.0448
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0007	0.0189	0.0448

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0189)	(0.0448)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0007)	(0.0189)	(0.0448)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.08%	1.90%	4.57%

Ratios to Average Net Assets
Total expenses	0.34%	0.35%	0.36%	0.34%	0.40%

Total expenses after fees waived and paid indirectly	0.08%	0.14%	0.27%	0.30%	0.30%

Net investment income	0.00%	0.00%	0.08%	1.79%	4.49%

Supplemental Data
Net assets, end of year (000)	$152,459	$112,779	$137,760	$234,311	$96,955

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

The table below sets forth selected financial data for an Administration Share of MuniFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0004	0.0053	0.0244	0.0339
Dividends from net investment income	(0.0002)	(0.0004)	(0.0053)	(0.0244)	(0.0339)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.03%	0.53%	2.46%	3.44%

Ratios to Average Net Assets
Total expenses.	0.41%	0.38%	0.40%	0.39%	0.43%

Total expenses after fees waived and paid indirectly	0.27%	0.30%	0.33%	0.30%	0.30%

Net investment income	0.02%	0.04%	0.49%	2.35%	3.39%

Supplemental Data
Net assets, end of year (000)	$442,810	$481,305	$777,416	$557,300	$389,468

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

72

MuniCash

Administration Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

The table below sets forth selected financial data for an Administration Share of California Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0033	0.0206	0.0331
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0016	0.0006	0.0033	0.0206	0.0331

Dividends and distributions from:
Net investment income	(0.0003)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0016)	(0.0006)	(0.0033)	(0.0206)	(0.0331)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	0.06%	0.33%	2.08%	3.36%

Ratios to Average Net Assets
Total expenses	0.52%	0.51%	0.54%	0.50%	0.50%

Total expenses after fees waived and paid indirectly	0.26%	0.30%	0.34%	0.30%	0.30%

Net investment income	0.04%	0.06%	0.34%	2.20%	3.31%

Supplemental Data
Net assets, end of year (000)	$1,322	$2,545	$2,676	$2,418	$6,971

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

73

New York Money Fund

The table below sets forth selected financial data for an Administration Share of New York Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0034	0.0216	0.0336
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0002	0.0034	0.0216	0.0336

Dividends and distributions from:
Net investment income	(0.0000)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0002)	(0.0034)	(0.0216)	(0.0336)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.03%	0.34%	2.18%	3.41%

Ratios to Average Net Assets
Total expenses	0.53%	0.51%	0.55%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.24%	0.29%	0.34%	0.30%	0.30%

Net investment income	0.01%	0.03%	0.36%	2.18%	3.35%

Supplemental Data
Net assets, end of year (000)	$11,153	$12,067	$11,997	$15,587	$13,158

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

74

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

75

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

76

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

77

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Administration Shares	Fund Code
TempFund	0H1
TempCash	0H6
FedFund	0U4
T-Fund	0N1
Federal Trust Fund	0U6
Treasury Trust Fund	0N6
MuniFund	0K1
MuniCash	0K6
California Money Fund	0R1
New York Money Fund	0R6

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Code: BRLF-P-005-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Cash Management Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Cash Management Shares
TempFund	BRTXX
TempCash	BLMXX
FedFund	BFFXX
T-Fund	BPTXX
Federal Trust Fund	BFMXX
Treasury Trust Fund	BTCXX
MuniFund	BCMXX
MuniCash	BRCXX
California Money Fund	BCCXX
New York Money Fund	BLYXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	33
	Key Facts About California Money Fund	37
	Key Facts About New York Money Fund	42
	Important Additional Information	46

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	47
	Investment Risks	51

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	58
	Purchase of Shares	58
	Redemption of Shares	59
	Additional Purchase and Redemption Information	60
	Cash Management Shareholder Services Plan	61
	Dividends and Distributions	61
	Federal Taxes	62
	State and Local Taxes	63

Management of the Funds	Information About BlackRock
	BlackRock	65
	Conflicts of Interest	67
	Master/Feeder Structure	68

Financial Highlights	Financial Performance of the Funds	69

General Information	Certain Fund Policies	77

Glossary	Glossary of Investment Terms	78

For More Information	Funds and Service Providers	79

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$220	$383	$858

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Management Shares	0.01%	1.46%	1.69%

	7-Day Yield As of December 31, 2011

TempFund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$231	$406	$913

8 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

9 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Because no Cash Management Shares of TempCash were outstanding on December 31, 2011, (a) performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares and (b) the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 14, 2006)

TempCash—Cash Management Shares	0.02%	1.46%	1.79%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

11 - TempCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

13 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2010) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	Since Inception (August 12, 2008)

FedFund—Cash Management Shares	0.01%	0.14%

	7-Day Yield As of December 31, 2011

FedFund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.72%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$228	$399	$893

17 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Cash Management Shares	0.01%	1.09%	1.45%

	7-Day Yield As of December 31, 2011

T-Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.56%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$252	$448	$1,013

21 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

Because the Cash Management Shares of Federal Trust Fund do not have a full year of operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$233	$408	$915

25 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

26 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because no Cash Management Shares of Treasury Trust Fund were outstanding during the periods October 16, 2002 through December 2, 2002, January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004, performance of the Fund’s Cash Management Shares for those periods is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

27 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Cash Management Shares	0.00%	0.98%	1.33%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.30%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$248	$439	$991

29 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because no Cash Management Shares of MuniFund were outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003, performance of the Fund’s Cash Management Shares for those periods is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

31 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Cash Management Shares	0.00%	0.95%	1.10%

	7-Day Yield As of December 31, 2011

MuniFund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

32 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.88%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$263	$470	$1,068

33 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

34 - MuniCash

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Cash Management Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

35 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$271	$488	$1,111

37 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

38 - California Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

39 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 14, 2003)

California Money Fund—Cash Management Shares	0.14%	0.86%	1.11%

	7-Day Yield As of December 31, 2011

California Money Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

40 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.55%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$273	$492	$1,122

42 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

43 - New York Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

44 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 3, 2005)

New York Money Fund—Cash Management Shares	0.32%	0.94%	1.31%

	7-Day Yield As of December 31, 2011

New York Money Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

45 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

46 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 78.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 78.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

47

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

48

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.   TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

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Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.   TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.   Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by

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the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum,

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positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Trading Risk. Federal Trust Fund and Treasury Trust Fund. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk. TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

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Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction

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thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Management Shareholder Services Plan

Service Organizations may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

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Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS

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information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends

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and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

65

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Management Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

TempCash	0.18%

FedFund	0.20%

T-Fund	0.20%

Federal Trust Fund	0.20%

Treasury Trust Fund	0.20%

MuniFund	0.20%

MuniCash	0.20%

California Money Fund	0.20%

New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

TempCash	0.17%

FedFund	0.16%

T–Fund	0.10%

Federal Trust Fund	0.08%

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Fund	Management Fee Rates (Net of Applicable Waivers)

Treasury Trust Fund	0.08%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.15%

New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or

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Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Cash Management Share of TempFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0045	0.0288	0.0471
Dividends from net investment income	(0.0001)	(0.0000)	(0.0045)	(0.0288)	(0.0471)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.45%	2.92%	4.81%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.71%	0.69%	0.70%

Total expenses after fees waived and paid indirectly	0.28%	0.35%	0.62%	0.68%	0.68%

Net investment income	0.00%	0.00%	0.48%	2.77%	4.71%

Supplemental Data
Net assets, end of year (000)	$270,280	$613,283	$835,930	$1,155,402	$724,122

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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TempCash

Cash Management Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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FedFund

The table below sets forth selected financial data for a Cash Management Share of FedFund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,			Period August 12, 2008[2] to October 31, 2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0012	0.0032
Net realized gain	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0012	0.0032

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.12%	0.32%[3]

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.73%	0.72%[4]

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.51%	0.69%[4]

Net investment income	0.00%	0.00%	0.12%	1.45%[4]

Supplemental Data
Net assets, end of period (000)	$11,720	$13,630	$26,633	$25,057

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Commencement of operations.
[3]	Aggregate total investment return.
[4]	Annualized.

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T-Fund

The table below sets forth selected financial data for a Cash Management Share of T-Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0001	0.0174	0.0443
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0174	0.0443

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0001)	(0.0174)	(0.0443)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0174)	(0.0443)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.02%	1.75%	4.53%

Ratios to Average Net Assets
Total expenses	0.72%	0.72%	0.74%	0.72%	0.75%

Total expenses after fees waived and paid indirectly	0.13%	0.20%	0.34%	0.70%	0.70%

Net investment income	0.00%	0.00%	0.01%	1.78%	4.42%

Supplemental Data
Net assets, end of year (000)	$1,030,126	$254,091	$470,609	$543,153	$552,059

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Federal Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Federal Trust Fund outstanding throughout the period presented.

	Cash Management
	Year Ended October 31, 2011	Period September 24, 2010[2] to October 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000	0.0000
Net realized gain	0.0001	—

Net increase in investment operations	0.0001	0.0000

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)
Net realized gain	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%[3]

Ratios to Average Net Assets
Total expenses	0.83%	0.97%[4]

Total expenses after fees waived and paid indirectly	0.14%	0.24%[4]

Net investment income	0.00%	0.00%[4]

Supplemental Data
Net assets, end of period (000)	$166	$250

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Commencement of operations.
[3]	Aggregate total investment return.
[4]	Annualized.

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Treasury Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Treasury Trust Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0149	0.0408
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0003	0.0149	0.0408

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0149)	(0.0408)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0149)	(0.0408)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.03%	1.50%	4.16%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%	0.76%	0.73%	0.80%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.35%	0.70%	0.70%

Net investment income	0.00%	0.01%	0.01%	1.34%	4.10%

Supplemental Data
Net assets, end of year (000)	$7,792	$33,187	$42,613	$109,531	$54,373

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

The table below sets forth selected financial data for a Cash Management Share of MuniFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0022	0.0204	0.0299
Dividends from net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0204)	(0.0299)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.22%	2.05%	3.03%

Ratios to Average Net Assets
Total expenses	0.81%	0.78%	0.81%	0.79%	0.83%

Total expenses after fees waived and paid indirectly	0.30%	0.33%	0.66%	0.70%	0.70%

Net investment income	0.00%	0.00%	0.26%	1.92%	2.98%

Supplemental Data
Net assets, end of year (000)	$1,384	$22,811	$75,347	$132,115	$40,620

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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MuniCash

Cash Management Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

The table below sets forth selected financial data for a Cash Management Share of California Money Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0166	0.0291
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0008	0.0166	0.0291

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0166)	(0.0291)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0166)	(0.0291)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.67%	2.95%

Ratios to Average Net Assets
Total expenses	0.88%	0.92%	0.93%	0.89%	0.90%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.64%	0.70%	0.70%

Net investment income	0.00%	0.00%	0.18%	1.93%	2.92%

Supplemental Data
Net assets, end of year (000)	$3	$5	$10	$63	$21,289

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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New York Money Fund

The table below sets forth selected financial data for a Cash Management Share of New York Money Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0010	0.0176	0.0296
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0000	0.0010	0.0176	0.0296

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0010)	(0.0176)	(0.0296)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0000)	(0.0010)	(0.0176)	(0.0296)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.10%	1.77%	3.00%

Ratios to Average Net Assets
Total expenses	0.93%	0.91%	0.95%	0.91%	0.91%

Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.65%	0.70%	0.70%

Net investment income	0.00%	0.00%	0.15%	1.70%	2.96%

Supplemental Data
Net assets, end of year (000)	$5,171	$6,750	$6,968	$20,066	$15,062

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

78

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Cash Management Shares	Fund Code
TempFund	0H3
TempCash	0H4
FedFund	0U2
T-Fund	0N3
Federal Trust Fund	0U1
Treasury Trust Fund	0N4
MuniFund	0K3
MuniCash	0K4
California Money Fund	0R3
New York Money Fund	0R4

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-003-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Cash Plus Shares

▶	TempCash

▶	FedFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Cash Plus Shares

TempCash	—

FedFund	—

MuniCash	—

California Money Fund	—

New York Money Fund	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About FedFund	8
	Key Facts About MuniCash	12
	Key Facts About California Money Fund	16
	Key Facts About New York Money Fund	21
	Important Additional Information	25

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	26
	Investment Risks	30

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	36
	Purchase of Shares	36
	Redemption of Shares	37
	Additional Purchase and Redemption Information	38
	Cash Plus Distribution Plan and Shareholder Services Plan	38
	Dividends and Distributions	39
	Federal Taxes	39
	State and Local Taxes	40

Management of the Funds	Information About BlackRock
	BlackRock	42
	Conflicts of Interest	44
	Master/Feeder Structure	44

Financial Highlights	Financial Performance of the Funds	45

General Information	Certain Fund Policies	49

Glossary	Glossary of Investment Terms	50

For More Information	Funds and Service Providers	51

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.03%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 42-44, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$105	$341	$595	$1,323

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Because the Cash Plus Shares of TempCash have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	1.59%	1.90%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

6 - TempCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 25 of the prospectus.

7 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 42-44, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$336	$584	$1,293

8 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

Because the Cash Plus Shares of FedFund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.01%	1.39%	1.75%

	7-Day Yield As of December 31, 2011

FedFund—Dollar Shares	0.02%

10 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 25 of the prospectus.

11 - FedFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class,

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 42-44, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$373	$658	$1,473

12 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

13 - MuniCash

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Plus Shares of MuniCash have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

14 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares		0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 25 of the prospectus.

15 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.27%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 42-44, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$381	$676	$1,515

16 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

17 - California Money Fund

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - California Money Fund

Performance Information

Because the Cash Plus Shares of California Money Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.14%	0.98%	1.23%

	7-Day Yield As of December 31, 2011

California Money Fund—Dollar Shares	0.01%

19 - California Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 25 of the prospectus.

20 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.55%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	1.28%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 42-44, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$383	$680	$1,525

21 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

22 - New York Money Fund

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

23 - New York Money Fund

Performance Information

Because the Cash Plus Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which are offered by a separate prospectus. Institutional Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.35%	1.22%	1.48%

	7-Day Yield As of December 31, 2011

New York Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

24 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*  *  *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash and FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

25

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 50.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash and FedFund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 50.

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Each of TempCash, FedFund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

26

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees

27

or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A “repurchase agreement” is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of

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varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  TempCash may, when deemed appropriate by BlackRock in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will

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not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash, MuniCash, California Money Fund and New York Money Fund. The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be liquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash and FedFund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of

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capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue

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streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

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Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and FedFund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public

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borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash and FedFund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash and FedFund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and FedFund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

36

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of shares of each Fund may be effected through an Account through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment required will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his or her financial institution for details.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the

37

shareholder increases the value of its Cash Plus Shares account to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide distribution and sales support to its customers who are the

38

beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by your financial institution, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the

39

interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate

40

shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	of $3 billion.
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for FedFund is equal to Calculation A plus Calculation B as follows:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund and three other portfolios of the Trust not offered by this prospectus (T-Fund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
FedFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.17%
FedFund	0.16%
MuniCash	0.17%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

43

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

44

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Cash Plus Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

45

FedFund

Cash Plus Shares of FedFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0022	0.0264	0.0482
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0022	0.0264	0.0482

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0264)	(0.0482)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0022)	(0.0264)	(0.0482)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.22%	2.68%	4.93%

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.48%	0.48%	0.52%

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.23%	2.50%	4.83%

Supplemental Data
Net assets, end of period (000)	$494,151	$590,682	$778,298	$1,148,784	$683,594

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniCash

Cash Plus Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

46

California Money Fund

Cash Plus Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0020	0.0191	0.0316

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.67%	0.66%	0.69%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.29%	0.36%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of year (000)	$7,631	$15,957	$18,147	$9,421	$47,235

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

47

New York Money Fund

Cash Plus Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0038	0.0012	0.0044	0.0227	0.0346

Dividends and distributions from:
Net investment income	(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	0.41%	0.45%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%

Net investment income	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of year (000)	$125,869	$192,928	$361,353	$391,793	$357,803

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

48

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

49

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

50

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

FedFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

For yield information call: (800) 821-6006

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148
California Money Fund	152
New York Money Fund	153

For other information call: (800) 821-7432 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CP-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Cash Reserve Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Cash Reserve Shares

TempFund	BRRXX

TempCash	BLRXX

FedFund	BFRXX

T-Fund	BTRXX

Federal Trust Fund	BFDXX

Treasury Trust Fund	BTFXX

MuniFund	BMFXX

MuniCash	BMRXX

California Money Fund	BCFXX

New York Money Fund	BNRXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	33
	Key Facts About California Money Fund	37
	Key Facts About New York Money Fund	42
	Important Additional Information	46

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	47
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	58
	Purchase of Shares	58
	Redemption of Shares	59
	Additional Purchase and Redemption Information	60
	Cash Reserve Shareholder Services Plan	61
	Dividends and Distributions	61
	Federal Taxes	62
	State and Local Taxes	63

Management of the Funds	Information About BlackRock
	BlackRock	65
	Conflicts of Interest	67
	Master/Feeder Structure	68

Financial Highlights	Financial Performance of the Funds	69

General Information	Certain Fund Policies	77

Glossary	Glossary of Investment Terms	78

For More Information	Funds and Service Providers	79

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$188	$328	$737

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Reserve Shares	0.01%	1.51%	1.77%

	7-Day Yield As of December 31, 2011

TempFund—Cash Reserve Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.64%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$199	$351	$793

8 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

9 - TempCash

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Because the Cash Reserve Shares of TempCash have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	1.59%	1.90%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

11 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$194	$339	$761

13 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 1, 2003)

FedFund—Cash Reserve Shares	0.01%	1.32%	1.71%

	7-Day Yield As of December 31, 2011

FedFund—Cash Reserve Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.62%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$197	$344	$772

17 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

Because the Cash Reserve Shares of T-Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	1.19%	1.62%

	7-Day Yield As of December 31, 2011

T-Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.46%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.73%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$220	$393	$894

21 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

Because the Cash Reserve Shares of Federal Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.64%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$201	$353	$795

25 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

26 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Reserve Shares of Treasury Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

27 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.00%	1.08%	1.50%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.30%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$216	$384	$872

29 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because no Cash Reserve Shares of MuniFund were outstanding during the period August 7, 2003 through December 31, 2011, performance of the Fund’s Cash Reserve Shares for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares. Because no Cash Reserve Shares of the Fund were outstanding on December 31, 2011, the seven-day yield shown is that of Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

31 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Cash Reserve Shares	0.00%	1.00%	1.18%

	7-Day Yield As of December 31, 2011

MuniFund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

32 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.43%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.78%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$231	$416	$949

33 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

34 - MuniCash

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Cash Reserve Shares of MuniCash were not outstanding from January 1, 2002 through June 5, 2007, January 8, 2008 through July 26, 2010 and November 4, 2010 through November 14, 2011, nor do they have a full calendar year of operations for the ten year period. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

35 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Cash Reserve Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.44%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.82%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$240	$433	$993

37 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

38 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds — Investment Risks — Main Risks of Investing in the Funds — Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Reserve Shares of California Money Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

39 - California Money Fund

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.14%	0.98%	1.23%

	7-Day Yield As of December 31, 2011

California Money Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

40 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.45%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 65-68, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$242	$438	$1,004

42 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

43 - New York Money Fund

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

44 - New York Money Fund

Performance Information

Because the Cash Reserve Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which are offered by a separate prospectus. Institutional Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.35%	1.22%	1.48%

	7-Day Yield As of December 31, 2011

New York Money Fund—Institutional Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

45 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

46 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 78.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 78.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial

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paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. TempFund and TempCash. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

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The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis.

As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

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In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

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All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

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Fund	Deadline (Eastern time)

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

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a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Reserve Shareholder Services Plan

Service Organizations may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Cash Reserve Shares of the Funds. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the

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following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

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The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

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The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Reserve Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.17%
TempCash	0.17%
FedFund	0.16%
T-Fund	0.10%
Federal Trust Fund	0.08%
Treasury Trust Fund	0.08%
MuniFund	0.18%
MuniCash	0.17%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

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A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Cash Reserve Share of TempFund outstanding throughout each year presented.

	Cash Reserve
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0051	0.0298	0.0481
Dividends from net investment income	(0.0001)	(0.0000)	(0.0051)	(0.0298)	(0.0481)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.51%	3.02%	4.92%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.61%	0.59%	0.60%

Total expenses after fees waived and paid indirectly	0.31%	0.34%	0.54%	0.58%	0.58%

Net investment income	0.00%	0.00%	0.45%	3.09%	4.80%

Supplemental Data
Net assets, end of year (000)	$16,695	$33,627	$16,312	$10,398	$12,090

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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TempCash

Cash Reserve Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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FedFund

The table below sets forth selected financial data for a Cash Reserve Share of FedFund outstanding throughout each year presented.

	Cash Reserve
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0016	0.0250	0.0467
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0016	0.0250	0.0467

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0016)	(0.0250)	(0.0467)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0016)	(0.0250)	(0.0467)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.16%	2.52%	4.78%

Ratios to Average Net Assets
Total expenses	0.62%	0.61%	0.63%	0.63%	0.66%

Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.48%	0.60%	0.60%

Net investment income	0.00%	0.00%	0.16%	2.18%	4.61%

Supplemental Data
Net assets, end of year (000)	$1,693	$2,244	$4,046	$4,336	$1,183

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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T-Fund

Cash Reserve Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0002	0.0199	0.0468
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0003	0.0199	0.0468

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0002)	(0.0199)	(0.0468)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0199)	(0.0468)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.03%	2.00%	4.79%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.50%	0.47%	0.51%

Total expenses after fees waived and paid indirectly	0.12%	0.20%	0.36%	0.45%	0.45%

Net investment income	0.01%	0.00%	0.04%	2.13%	4.69%

Supplemental Data
Net assets, end of year (000)	$497,029	$406,682	$339,493	$973,576	$775,904

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Federal Trust Fund

Cash Reserve Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.58%	0.57%	0.58%	0.56%	0.57%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Treasury Trust Fund

Cash Reserve Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

Cash Reserve Shares of MuniFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0039	0.0229	0.0324
Dividends from net investment income	(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.39%	2.30%	3.29%

Ratios to Average Net Assets
Total expenses	0.56%	0.53%	0.55%	0.54%	0.58%

Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.38%	2.21%	3.23%

Supplemental Data
Net assets, end of year (000)	$134,835	$103,206	$188,188	$135,168	$147,606

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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MuniCash

Cash Reserve Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

Cash Reserve Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0020	0.0191	0.0316

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.67%	0.66%	0.69%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.29%	0.36%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of year (000)	$7,631	$15,957	$18,147	$9,421	$47,235

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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New York Money Fund

Cash Reserve Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0038	0.0012	0.0044	0.0227	0.0346

Dividends and distributions from:
Net investment income	(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	0.41%	0.45%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%

Net investment income	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of year (000)	$125,869	$192,928	$361,353	$391,793	$357,803

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

76

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

77

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating the average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

78

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

79

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[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Cash Reserve Shares	Fund Code
TempFund	0H2
TempCash	0H5
FedFund	0U3
T-Fund	0N2
Federal Trust Fund	0U5
Treasury Trust Fund	0N5
MuniFund	0K2
MuniCash	0K5
California Money Fund	0R2
New York Money Fund	0R5

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-004-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Dollar Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Dollar Shares

TempFund	TDOXX

TempCash	TCDXX

FedFund	TDDXX

T-Fund	TFEXX

Federal Trust Fund	TSDXX

Treasury Trust Fund	TTDXX

MuniFund	MFDXX

MuniCash	MCDXX

California Money Fund	MUDXX

New York Money Fund	BPDXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	36
	Key Facts About New York Money Fund	41
	Important Additional Information	45

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	46
	Investment Risks	51

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	57
	Purchase of Shares	57
	Redemption of Shares	58
	Additional Purchase and Redemption Information	60
	Dollar Shareholder Services Plan	60
	Dividends and Distributions	60
	Federal Taxes	61
	State and Local Taxes	62

Management of the Funds	Information About BlackRock
	BlackRock	64
	Conflicts of Interest	66
	Master/Feeder Structure	67

Financial Highlights	Financial Performance of the Funds	68

General Information	Certain Fund Policies	74

Glossary	Glossary of Investment Terms	75

For More Information	Funds and Service Providers	76

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$140	$246	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

5 - TempFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.01%	1.59%	1.88%

	7-Day Yield As of December 31, 2011

TempFund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$151	$268	$610

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

8 - TempCash

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempCash. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	1.59%	1.90%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$147	$257	$578

12 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.01%	1.39%	1.75%

	7-Day Yield As of December 31, 2011

FedFund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$149	$261	$590

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed

16 - T-Fund

by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	1.19%	1.62%

	7-Day Yield As of December 31, 2011

T-Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.31%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$173	$311	$713

20 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in Federal Trust Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

22 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$153	$270	$612

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the

24 - Treasury Trust Fund

Federal Deposit Insurance Corporation ), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in Treasury Trust Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.00%	1.08%	1.50%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.30%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.56%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$168	$302	$691

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80%

28 - MuniFund

of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

29 - MuniFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	0.00%	1.08%	1.29%

	7-Day Yield As of December 31, 2011

MuniFund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

30 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.28%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.63%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$184	$333	$769

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund

32 - MuniCash

may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

33 - MuniCash

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniCash. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

34 - MuniCash

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

35 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.29%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.67%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$192	$351	$814

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

36 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

37 - California Money Fund

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, See “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.14%	0.98%	1.23%

	7-Day Yield As of December 31, 2011

California Money Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

39 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 45 of the prospectus.

40 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment

Dollar Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.30%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.68%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$194	$356	$825

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

41 - New York Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations. the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

42 - New York Money Fund

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

43 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. Because no Dollar Shares of New York Money Fund were outstanding during the period June 13, 2011 through December 31, 2011, performance of the Fund’s Dollar Shares for this period is based on the returns of Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Dollar Shares. Since there were no Dollar Shares of New York Money Fund outstanding on December 31, 2011, the seven-day yield shown is that of Institutional Shares of the Fund. Institutional Shares and Dollar Shares of the Fund should have seven-day yields that are substantially the same because they represent increases in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Dollar Shares	0.32%	1.05%	1.27%

	7-Day Yield As of December 31, 2011

New York Money Fund—Institutional Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

44 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, institutional investors may set a higher minimum for their customers)
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 75.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 75.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

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Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial

48

paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the

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issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

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California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.   The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and The PNC Financial Services Group, Inc. (“PNC”) have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23, and December 24, 2012.

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wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000 (however, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the

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redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Dollar Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Funds – Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Dollar Shareholder Services Plan

Service Organizations may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the

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following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose

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investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

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The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Dollar Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.17%
TempCash	0.17%
FedFund	0.16%
T–Fund	0.10%
Federal Trust Fund	0.08%
Treasury Trust Fund	0.08%
MuniFund	0.18%
MuniCash	0.17%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0062	0.0313	0.0496
Dividends from net investment income	(0.0001)	(0.0000)	(0.0062)	(0.0313)	(0.0496)

Net asset value, end of year.	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.62%	3.18%	5.07%

Ratios to Average Net Assets
Total expenses.	0.44%	0.44%	0.46%	0.44%	0.45%

Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.45%	0.43%	0.43%

Net investment income	0.00%	0.00%	0.68%	3.14%	4.95%

Supplemental Data
Net assets, end of year (000)	$1,787,059	$1,820,807	$3,788,512	$6,546,254	$6,310,899

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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TempCash

The table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

FedFund

The table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0022	0.0264	0.0482
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0022	0.0264	0.0482

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0264)	(0.0482)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0022)	(0.0264)	(0.0482)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.22%	2.68%	4.93%

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.48%	0.48%	0.52%

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.23%	2.50%	4.83%

Supplemental Data
Net assets, end of period (000)	$494,151	$590,682	$778,298	$1,148,784	$683,594

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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T-Fund

The table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0002	0.0199	0.0468
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0003	0.0199	0.0468

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0002)	(0.0199)	(0.0468)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0199)	(0.0468)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.03%	2.00%	4.79%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.50%	0.47%	0.51%

Total expenses after fees waived and paid indirectly	0.12%	0.20%	0.36%	0.45%	0.45%

Net investment income	0.01%	0.00%	0.04%	2.13%	4.69%

Supplemental Data
Net assets, end of year (000)	$497,029	$406,682	$339,493	$973,576	$775,904

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

Federal Trust Fund

The table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses.	0.58%	0.57%	0.58%	0.56%	0.57%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

70

Treasury Trust Fund

The table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

The table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0039	0.0229	0.0324
Dividends from net investment income	(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.39%	2.30%	3.29%

Ratios to Average Net Assets
Total expenses	0.56%	0.53%	0.55%	0.54%	0.58%

Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.38%	2.21%	3.23%

Supplemental Data
Net assets, end of year (000)	$134,835	$103,206	$188,188	$135,168	$147,606

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

71

MuniCash

The table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

The table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0020	0.0191	0.0316

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.67%	0.66%	0.69%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.29%	0.36%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of year (000)	$7,631	$15,957	$18,147	$9,421	$47,235

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

72

New York Money Fund

The table below sets forth selected financial data for a Dollar Share of New York Money Fund outstanding throughout each year presented. No Dollar Shares of New York Money Fund were outstanding as of October 31, 2011.

	Dollar
	Year Ended October 31,
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0024	0.0201	0.0323
Dividends from net investment income	(0.0000)	(0.0024)	(0.0201)	(0.0323)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.24%	2.03%	3.26%

Ratios to Average Net Assets
Total expenses	0.66%	0.70%	0.66%	0.66%

Total expenses after fees waived and paid indirectly	0.32%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.29%	2.02%	3.21%

Supplemental Data
Net assets, end of year (000)	$535	$869	$5,024	$6,514

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

73

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

75

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

76

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniFund	059
MuniCash	054
California Money Fund	057
New York Money Fund	055

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-002-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Institutional Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Institutional Shares

TempFund	TMPXX

TempCash	TMCXX

FedFund	TFDXX

T-Fund	TSTXX

Federal Trust Fund	TFFXX

Treasury Trust Fund	TTTXX

MuniFund	MFTXX

MuniCash	MCSXX

California Money Fund	MUCXX

New York Money Fund	MUNXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	33
	Key Facts About California Money Fund	37
	Key Facts About New York Money Fund	42
	Important Additional Information	46

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	47
	Investment Risks	51

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	58
	Purchase of Shares	58
	Redemption of Shares	59
	Additional Purchase and Redemption Information	61
	Dividends and Distributions	61
	Federal Taxes	61
	State and Local Taxes	63

Management of the Funds	Information About BlackRock
	BlackRock	64
	Conflicts of Interest	66
	Master/Feeder Structure	67

Financial Highlights	Financial Performance of the Funds	68

General Information	Certain Fund Policies	74

Glossary	Glossary of Investment Terms	75

For More Information	Funds and Service Providers	76

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$60	$106	$242

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007 and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Institutional Shares	0.12%	1.79%	2.11%

	7-Day Yield As of December 31, 2011

TempFund—Institutional Shares	0.11%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.24%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$71	$129	$300

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

8 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

9 - TempCash

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempCash. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007 and the lowest return for a quarter was 0.02% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	0.13%	1.80%	2.14%

	7-Day Yield As of December 31, 2011

TempCash—Institutional Shares		0.10%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

11 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$67	$117	$267

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

13 - FedFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006 and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Institutional Shares	0.02%	1.54%	1.96%

	7-Day Yield As of December 31, 2011

FedFund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.22%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$69	$122	$278

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

17 - T-Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006 and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Institutional Shares	0.01%	1.30%	1.81%

	7-Day Yield As of December 31, 2011

T-Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.27%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$93	$172	$405

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

21 - Federal Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in Federal Trust Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Institutional Shares	0.01%	1.51%	1.93%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Institutional Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.23%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.24%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$73	$131	$302

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance

25 - Treasury Trust Fund

Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in Treasury Trust Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006 and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Institutional Shares	0.00%	1.18%	1.68%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

27 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.30%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$89	$163	$382

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest

29 - MuniFund

in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

30 - MuniFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.90% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Institutional Shares	0.07%	1.27%	1.51%

	7-Day Yield As of December 31, 2011

MuniFund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

31 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

32 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.38%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$104	$195	$463

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund

33 - MuniCash

may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

34 - MuniCash

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniCash. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.91% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	0.10%	1.34%	1.59%

	7-Day Yield As of December 31, 2011

MuniCash—Institutional Shares	0.07%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

35 - MuniCash

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.42%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$113	$213	$508

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California,

37 - California Money Fund

including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

38 - California Money Fund

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

39 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	0.20%	1.17%	1.45%

	7-Day Yield As of December 31, 2011

California Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

40 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$115	$218	$520

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York,

42 - New York Money Fund

including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

43 - New York Money Fund

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

44 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.35%	1.22%	1.48%

	7-Day Yield As of December 31, 2011

New York Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

45 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

46 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 75.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 75.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniCash

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

47

Fund	Investment Objective
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

48

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

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Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant in guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by

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the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

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Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services. The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly

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3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

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Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and The PNC Financial Services Group, Inc. (“PNC”) have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal

59

funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), the Service Organization may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Institutional Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these

61

distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders no later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Institutional Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.17%
TempCash	0.17%
FedFund	0.16%
T–Fund	0.10%
Federal Trust Fund	0.08%
Treasury Trust Fund	0.08%
MuniFund	0.18%
MuniCash	0.17%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

66

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for an Institutional Share of TempFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0016	0.0086	0.0338	0.0521
Dividends from net investment income	(0.0012)	(0.0016)	(0.0086)	(0.0338)	(0.0521)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.16%	0.87%	3.43%	5.33%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.21%	0.19%	0.20%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.21%	0.18%	0.18%

Net investment income	0.12%	0.16%	0.83%	3.33%	5.22%

Supplemental Data
Net assets, end of year (000)	$41,826,560	$64,366,170	$58,792,099	$43,874,587	$50,720,755

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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TempCash

The table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0019	0.0090	0.0336	0.0521
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0014	0.0019	0.0090	0.0336	0.0521

Dividends and distributions from:
Net investment income	(0.0013)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0014)	(0.0019)	(0.0090)	(0.0336)	(0.0521)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%	0.19%	0.90%	3.42%	5.34%

Ratios to Average Net Assets
Total expenses	0.24%	0.25%	0.27%	0.22%	0.24%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.21%	0.18%	0.18%

Net investment income	0.14%	0.19%	0.85%	3.46%	5.22%

Supplemental Data
Net assets, end of year (000)	$4,139,893	$7,833,532	$6,992,221	$6,073,793	$11,420,516

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

FedFund

The table below sets forth selected financial data for an Institutional Share of FedFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0006	0.0042	0.0289	0.0507
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0003	0.0007	0.0042	0.0289	0.0507

Dividends and distributions from:
Net investment income	(0.0002)	(0.0006)	(0.0042)	(0.0289)	(0.0507)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0003)	(0.0007)	(0.0042)	(0.0289)	(0.0507)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.07%	0.42%	2.93%	5.19%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.23%	0.22%	0.27%

Total expenses after fees waived and paid indirectly	0.17%	0.20%	0.22%	0.20%	0.20%

Net investment income	0.02%	0.07%	0.39%	2.74%	5.04%

Supplemental Data
Net assets, end of year (000)	$12,617,763	$13,129,908	$13,937,909	$10,300,496	$4,583,892

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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T-Fund

The table below sets forth selected financial data for an Institutional Share of T-Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0012	0.0224	0.0493
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0002	0.0013	0.0224	0.0493

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)	(0.0012)	(0.0224)	(0.0493)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0013)	(0.0224)	(0.0493)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.02%	0.13%	2.26%	5.05%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.25%	0.22%	0.25%

Total expenses after fees waived and paid indirectly	0.11%	0.18%	0.23%	0.21%	0.20%

Net investment income	0.01%	0.02%	0.17%	2.01%	4.88%

Supplemental Data
Net assets, end of year (000)	$12,586,527	$5,571,099	$5,753,138	$18,422,915	$6,280,213

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

Federal Trust Fund

The table below sets forth selected financial data for an Institutional Share of Federal Trust Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0043	0.0283	0.0503
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0004	0.0045	0.0283	0.0503

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0043)	(0.0283)	(0.0503)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0045)	(0.0283)	(0.0503)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.05%	0.45%	2.86%	5.15%

Ratios to Average Net Assets
Total expenses	0.33%	0.32%	0.33%	0.30%	0.32%

Total expenses after fees waived and paid indirectly	0.15%	0.18%	0.23%	0.20%	0.20%

Net investment income	0.00%	0.01%	0.47%	2.88%	5.02%

Supplemental Data
Net assets, end of year (000)	$207,357	$217,013	$374,728	$314,886	$331,909

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Treasury Trust Fund

The table below sets forth selected financial data for an Institutional Share of Treasury Trust Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0009	0.0199	0.0458
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0011	0.0199	0.0458

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0199)	(0.0458)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0011)	(0.0199)	(0.0458)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.11%	2.01%	4.68%

Ratios to Average Net Assets
Total expenses	0.24%	0.25%	0.26%	0.24%	0.29%

Total expenses after fees waived and paid indirectly	0.09%	0.13%	0.23%	0.20%	0.20%

Net investment income	0.00%	0.00%	0.13%	1.73%	4.38%

Supplemental Data
Net assets, end of year (000)	$4,836,239	$2,879,900	$4,229,992	$6,669,302	$2,370,308

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

The table below sets forth selected financial data for an Institutional Share of MuniFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0013	0.0063	0.0254	0.0349
Dividends from net investment income	(0.0009)	(0.0013)	(0.0063)	(0.0254)	(0.0349)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.14%	0.63%	2.56%	3.55%

Ratios to Average Net Assets
Total expenses	0.31%	0.28%	0.30%	0.29%	0.33%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.23%	0.20%	0.20%

Net investment income	0.09%	0.13%	0.57%	2.46%	3.49%

Supplemental Data
Net assets, end of year (000)	$1,479,126	$2,584,701	$4,233,114	$2,834,406	$2,316,504

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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MuniCash

The table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0018	0.0076	0.0266	0.0353
Dividends from net investment income	(0.0012)	(0.0018)	(0.0076)	(0.0266)	(0.0353)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.18%	0.76%	2.68%	3.59%

Ratios to Average Net Assets
Total expenses	0.38%	0.37%	0.42%	0.38%	0.36%

Total expenses after fees waived and paid indirectly	0.20%	0.20%	0.24%	0.17%	0.20%

Net investment income	0.13%	0.18%	0.70%	2.72%	3.54%

Supplemental Data
Net assets, end of year (000)	$324,027	$736,547	$881,869	$459,835	$919,878

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

The table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0016	0.0042	0.0216	0.0341
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0022	0.0016	0.0042	0.0216	0.0341

Dividends and distributions from:
Net investment income	(0.0009)	(0.0016)	(0.0042)	(0.0216)	(0.0341)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0022)	(0.0016)	(0.0042)	(0.0216)	(0.0341)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	0.16%	0.43%	2.18%	3.46%

Ratios to Average Net Assets
Total expenses	0.42%	0.41%	0.44%	0.40%	0.40%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%

Net investment income	0.09%	0.16%	0.44%	2.14%	3.40%

Supplemental Data
Net assets, end of year (000)	$284,521	$280,309	$459,650	$669,672	$778,621

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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New York Money Fund

The table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0038	0.0012	0.0044	0.0227	0.0346

Dividends and distributions from:
Net investment income	(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	0.41%	0.45%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%

Net investment income	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of year (000)	$125,869	$192,928	$361,353	$391,793	$357,803

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

75

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniFund	050
MuniCash	048
California Money Fund	052
New York Money Fund	053

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-IS-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Plus Shares

▶	TempFund

▶	T-Fund

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Fund	Plus Shares

TempFund	—

T-Fund	—

MuniFund	—

California Money Fund	—

New York Money Fund	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, primary strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About T-Fund	7
	Key Facts About MuniFund	11
	Key Facts About California Money Fund	15
	Key Facts About New York Money Fund	19
	Important Additional Information	23

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	24
	Investment Risks	28

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	34
	Purchase of Shares	34
	Redemption of Shares	35
	Additional Purchase and Redemption Information	36
	Plus Shares Distribution Plan	37
	Dividends and Distributions	37
	Federal Taxes	38
	State and Local Taxes	39

Management of the Funds	Information About BlackRock
	BlackRock	40
	Conflicts of Interest	42
	Master/Feeder Structure	42

Financial Highlights	Financial Performance of the Funds	43

General Information	Certain Fund Policies	46

Glossary	Glossary of Investment Terms	47

For More Information	Funds and Service Providers	48

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$44	$140	$246	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

4 - TempFund

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Plus Shares of TempFund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

5 - TempFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.01%	1.59%	1.88%

	7-Day Yield As of December 31, 2011

TempFund—Dollar Shares		0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 23 of the prospectus.

6 - TempFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$46	$149	$261	$590

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance

7 - T-Fund

Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

8 - T-Fund

Performance Information

Because the Plus Shares of T-Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	1.19%	1.62%

	7-Day Yield As of December 31, 2011

T-Fund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

9 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 23 of the prospectus.

10 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.30%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.56%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$46	$168	$302	$691

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund

11 - MuniFund

may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

12 - MuniFund

Performance Information

Because the Plus Shares of MuniFund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	0.00%	1.08%	1.29%

	7-Day Yield As of December 31, 2011

MuniFund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

13 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 23 of the prospectus.

14 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.82%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$240	$433	$993

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

15 - California Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

16 - California Money Fund

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Plus Shares of California Money Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

17 - California Money Fund

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.14%	0.98%	1.23%

	7-Day Yield As of December 31, 2011

California Money Fund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 23 of the prospectus.

18 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 40-42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$242	$438	$1,004

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

19 - New York Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

20 - New York Money Fund

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - New York Money Fund

Performance Information

Because the Plus Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which are offered by a separate prospectus. Institutional Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.35%	1.22%	1.48%

	7-Day Yield As of December 31, 2011

New York Money Fund—Institutional Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

22 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of a Fund, purchase orders and redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, institutional investors may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund and T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 47.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund and T-Fund will not acquire any security other than daily a liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 47.

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Each of TempFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

24

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

25

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (“SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may

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also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of

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real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its

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political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services. The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices.

However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

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State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities,

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instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund and New York Money Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23, and December 24, 2012.

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Fund	Deadline (Eastern time)

MuniFund	2:30 p.m.

California Money Fund	12:30 p.m.

New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

MuniFund**	12:30 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, California Money Fund and New York Money Fund Plus Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $25 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

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d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Plus Shares Distribution Plan

Service Organizations may purchase Plus Shares. Pursuant to a Distribution (12b-1 Plan) adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to BNY Mellon, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by BNY Mellon with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes excluding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund.

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Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax will not be taxable as ordinary income but will be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.]

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for T-Fund is equal to Calculation A plus Calculation B as follows:

T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of T-Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to of BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

40

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

T-Fund	0.20%

MuniFund	0.20%

California Money Fund	0.20%

New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

T-Fund	0.10%

MuniFund	0.18%

California Money Fund	0.15%

New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

Plus Shares of TempFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of TempFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0062	0.0313	0.0496
Dividends from net investment income	(0.0001)	(0.0000)	(0.0062)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.62%	3.18%	5.07%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%	0.44%	0.45%

Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.45%	0.43%	0.43%

Net investment income	0.00%	0.00%	0.68%	3.14%	4.95%

Supplemental Data
Net assets, end of year (000)	$1,787,059	$1,820,807	$3,788,512	$6,546,254	$6,310,899

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

43

T-Fund

Plus Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0002	0.0199	0.0468
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0003	0.0199	0.0468

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0002)	(0.0199)	(0.0468)
Net realized gain	—	(0.0001)	(0.0001)	—	—
Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0199)	(0.0468)

Net asset value, end of year.	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.03%	2.00%	4.79%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.50%	0.47%	0.51%

Total expenses after fees waived and paid indirectly	0.12%	0.20%	0.36%	0.45%	0.45%

Net investment income	0.01%	0.00%	0.04%	2.13%	4.69%

Supplemental Data
Net assets, end of year (000)	$497,029	$406,682	$339,493	$973,576	$775,904

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

Plus Shares of MuniFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0039	0.0229	0.0324
Dividends from net investment income	(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.39%	2.30%	3.29%

Ratios to Average Net Assets
Total expenses	0.56%	0.53%	0.55%	0.54%	0.58%

Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.38%	2.21%	3.23%

Supplemental Data
Net assets, end of year (000)	$134,835	$103,206	$188,188	$135,168	$147,606

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

44

California Money Fund

Plus Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0020	0.0191	0.0316
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0020	0.0191	0.0316

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0020)	(0.0191)	(0.0316)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.20%	1.92%	3.20%

Ratios to Average Net Assets
Total expenses	0.67%	0.66%	0.69%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.29%	0.36%	0.47%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.19%	2.25%	3.16%

Supplemental Data
Net assets, end of year (000)	$7,631	$15,957	$18,147	$9,421	$47,235

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

New York Money Fund

Plus Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial information for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0012	0.0044	0.0227	0.0346
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0038	0.0012	0.0044	0.0227	0.0346

Dividends and distributions from:
Net investment income	(0.0006)	(0.0012)	(0.0044)	(0.0227)	(0.0346)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0038)	(0.0012)	(0.0044)	(0.0227)	(0.0346)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.37%	0.12%	0.44%	2.28%	3.51%

Ratios to Average Net Assets
Total expenses	0.43%	0.41%	0.45%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.24%	0.20%	0.20%

Net investment income	0.06%	0.11%	0.44%	2.16%	3.45%

Supplemental Data
Net assets, end of year (000)	$125,869	$192,928	$361,353	$391,793	$357,803

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

45

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

47

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

48

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders only call: (800) 441-7450

For yield information call: (800) 821-6006

Plus Shares	Fund Code
TempFund	H4
T-Fund	32
MuniFund	K4
California Money Fund	58
New York Money Fund	56

For other information call: (800) 821-7432 or visit our website at www.blackrock.com/cash.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 821-7432. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Premier Choice Shares

▶	TempFund

▶	TempCash

▶	FedFund

▶	T-Fund

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniFund

▶	MuniCash

▶	California Money Fund

▶	New York Money Fund

Fund	Premier Choice Shares

TempFund	—

TempCash	—

FedFund	—

T-Fund	BCHXX

Federal Trust Fund	—

Treasury Trust Fund	—

MuniFund	—

MuniCash	—

California Money Fund	—

New York Money Fund	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	33
	Key Facts About California Money Fund	37
	Key Facts About New York Money Fund	42
	Important Additional Information	46

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	47
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	58
	Purchase of Shares	58
	Redemption of Shares	59
	Additional Purchase and Redemption Information	60
	Premier Choice Shares Shareholder Services Plan	61
	Dividends and Distributions	61
	Federal Taxes	61
	State and Local Taxes	62

Management of the Funds	Information About BlackRock
	BlackRock	64
	Conflicts of Interest	66
	Master/Feeder Structure	67

Financial Highlights	Financial Performance of the Funds	68

General Information	Certain Fund Policies	76

Glossary	Glossary of Investment Terms	77

For More Information	Funds and Service Providers	78

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$92	$162	$367

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

There are currently no Premier Choice Shares of TempFund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Year	10 Year

TempFund—Premier Choice Shares	0.03%	1.69%	2.03%

	7-Day Yield As of December 31, 2011

TempFund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$103	$185	$425

8 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

9 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

There are currently no Premier Choice Shares of TempCash outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Premier Choice Shares	0.04%	1.71%	2.38%

	7-Day Yield As of December 31, 2011

TempCash—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

11 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$99	$173	$392

13 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

There are currently no Premier Choice Shares of FedFund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

15 - FedFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Premier Choice Shares	0.01%	1.46%	2.10%

	7-Day Yield As of December 31, 2011

FedFund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.32%
Fee Waivers and/or Expense Reimbursements[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$101	$178	$404

17 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

There are currently no Premier Choice Shares of T-Fund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

19 - T-Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Premier Choice Shares	0.01%	1.25%	1.72%

	7-Day Yield As of December 31, 2011

T-Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	None

Other Expenses	0.16%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$125	$228	$530

21 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

There are currently no Premier Choice Shares of Federal Trust Fund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Premier Choice Shares	0.01%	1.41%	1.82%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$105	$187	$427

25 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement or defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

26 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of Treasury Trust Fund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

27 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Premier Choice Shares	0.00%	1.14%	1.60%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.30%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.41%
Fee Waivers and/or Expense Reimbursements[1]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s Investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$121	$219	$507

29 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

30 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of MuniFund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

31 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Premier Choice Shares	0.01%	1.17%	1.41%

	7-Day Yield As of December 31, 2011

MuniFund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

32 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.48%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$136	$251	$586

33 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

34 - MuniCash

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of MuniCash outstanding. The performance and seven-day yield shown are based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of Dollar Shares of the Fund, which are also offered by a separate prospectus.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

35 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Premier Choice Shares	0.00%	1.13%	1.41%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.14%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.52%
Fee Waivers and/or Expense Reimbursements[1]	(0.22)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$145	$269	$632

37 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment manager, BlackRock, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

38 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments, affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

39 - California Money Fund

Performance Information

There are currently no Premier Choice Shares of California Money Fund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Premier Choice Shares	0.15%	1.08%	1.40%

	7-Day Yield As of December 31, 2011

California Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

40 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.15%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.53%
Fee Waivers and/or Expense Reimbursements[1]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 64-67, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$147	$273	$643

42 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment manager, BlackRock, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

43 - New York Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

44 - New York Money Fund

Performance Information

There are currently no Premier Choice Shares of New York Money Fund outstanding. The performance shown is based on the performance of the Institutional Shares of the Fund, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Choice Shares. The seven-day yield is based on that of the Administration Shares of the Fund, which are also offered by a separate prospectus, since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Premier Choice Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Premier Choice Shares	0.32%	1.14%	1.42%

	7-Day Yield As of December 31, 2011

New York Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

45 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. A Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular Federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

46 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 77.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 77.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

47

Fund	Investment Objective
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

48

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial

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paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the

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issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services. The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

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California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis.

As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

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For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons

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Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Premier Choice Shares may be purchased through an account you maintain with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Choice Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23, and December 24, 2012.

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Fund	Deadline (Eastern time)

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Premier Choice Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Choice Shares will be recorded by the Service Organization and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Choice Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the Redemption Proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

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If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Premier Choice Shares Shareholder Services Plan

Service Organizations may purchase Premier Choice Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Premier Choice Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Premier Choice Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

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Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on to (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax will not be taxable as ordinary income but will be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S.

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Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.]

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

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Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Choice Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

TempCash	0.18%

FedFund	0.20%

T-Fund	0.20%

Federal Trust Fund	0.20%

Treasury Trust Fund	0.20%

MuniFund	0.20%

MuniCash	0.20%

California Money Fund	0.20%

New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

TempCash	0.17%

FedFund	0.16%

T-Fund	0.10%

Federal Trust Fund	0.08%

Treasury Trust Fund	0.08%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.15%

New York Money Fund	0.13%

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The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

66

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

67

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Choice Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0076	0.0328	0.0511
Dividends from net investment income	(0.0003)	(0.0006)	(0.0076)	(0.0328)	(0.0511)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%	0.06%	0.76%	3.33%	5.23%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.31%	0.29%	0.30%

Total expenses after fees waived and paid indirectly	0.27%	0.28%	0.31%	0.28%	0.28%

Net investment income	0.03%	0.06%	0.75%	3.25%	5.11%

Supplemental Data
Net assets, end of year (000)	$1,953,551	$1,681,583	$2,007,285	$2,079,257	$1,842,566

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

68

TempCash

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each period presented.

	Institutional
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0019	0.0090	0.0336	0.0521
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0014	0.0019	0.0090	0.0336	0.0521

Dividends and distributions from:
Net investment income	(0.0013)	(0.0019)	(0.0090)	(0.0336)	(0.0521)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0014)	(0.0019)	(0.0090)	(0.0336)	(0.0521)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%	0.19%	0.90%	3.42%	5.34%

Ratios to Average Net Assets
Total expenses	0.24%	0.25%	0.27%	0.22%	0.24%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.21%	0.18%	0.18%

Net investment income	0.14%	0.19%	0.85%	3.46%	5.22%

Supplemental Data
Net assets, end of year (000)	$4,139,893	$7,833,532	$6,992,221	$6,073,793	$11,420,516

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

69

FedFund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0032	0.0280	0.0497
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0280	0.0497

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0032)	(0.0280)	(0.0497)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0280)	(0.0497)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.32%	2.83%	5.09%

Ratios to Average Net Assets
Total expenses	0.32%	0.31%	0.33%	0.32%	0.38%

Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.32%	0.30%	0.30%

Net investment income	0.00%	0.00%	0.34%	2.51%	4.97%

Supplemental Data
Net assets, end of year (000)	$17,543	$47,616	$111,129	$134,241	$41,411

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

70

T-Fund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0005	0.0214	0.0484
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0006	0.0214	0.0484

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0005)	(0.0214)	(0.0484)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0006)	(0.0214)	(0.0484)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.06%	2.16%	4.94%

Ratios to Average Net Assets
Total expenses	0.32%	0.32%	0.34%	0.31%	0.35%

Total expenses after fees waived and paid indirectly	0.13%	0.20%	0.29%	0.29%	0.30%

Net investment income	0.01%	0.01%	0.06%	2.30%	4.77%

Supplemental Data
Net assets, end of year (000)	$32,718	$35,370	$38,571	$44,215	$83,990

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

71

Federal Trust Fund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,		Period April 24, 2009[3] to October 31, 2009	Period November 1, 2007 to August 12, 2008[3]	Period June 1, 2007[2] to October 31, 2007
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0232	0.0201
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase in investment operations	0.0001	0.0003	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.03%[4]	2.34%[4]	2.01%[4]

Ratios to Average Net Assets
Total expenses	0.43%	0.42%	0.43%[5]	0.39%[5]	0.40%[5]

Total expenses after fees waived and paid indirectly	0.13%	0.21%	0.25%[5]	0.30%[5]	0.30%[5]

Net investment income	0.00%	0.00%	0.00%[5]	3.15%[5]	4.88%[5]

Supplemental Data
Net assets, end of period (000)	$858	$508	$99	—	$33,680

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Commencement of operations.
[3]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.
[4]	Aggregate total investment return.
[5]	Annualized.

72

Treasury Trust Fund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0189	0.0448
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0007	0.0189	0.0448

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0189)	(0.0448)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0007)	(0.0189)	(0.0448)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.08%	1.90%	4.57%

Ratios to Average Net Assets
Total expenses	0.34%	0.35%	0.36%	0.34%	0.40%

Total expenses after fees waived and paid indirectly	0.08%	0.14%	0.27%	0.30%	0.30%

Net investment income	0.00%	0.00%	0.08%	1.79%	4.49%

Supplemental Data
Net assets, end of year (000)	$152,459	$112,779	$137,760	$234,311	$96,955

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniFund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of MuniFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0004	0.0053	0.0244	0.0339
Dividends from net investment income	(0.0002)	(0.0004)	(0.0053)	(0.0244)	(0.0339)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.03%	0.53%	2.46%	3.44%

Ratios to Average Net Assets
Total expenses	0.41%	0.38%	0.40%	0.39%	0.43%

Total expenses after fees waived and paid indirectly	0.27%	0.30%	0.33%	0.30%	0.30%

Net investment income	0.02%	0.04%	0.49%	2.35%	3.39%

Supplemental Data
Net assets, end of year (000)	$442,810	$481,305	$777,416	$557,300	$389,468

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

73

MuniCash

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of California Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0033	0.0206	0.0331
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0016	0.0006	0.0033	0.0206	0.0331

Dividends and distributions from:
Net investment income	(0.0003)	(0.0006)	(0.0033)	(0.0206)	(0.0331)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0016)	(0.0006)	(0.0033)	(0.0206)	(0.0331)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.16%	0.06%	0.33%	2.08%	3.36%

Ratios to Average Net Assets
Total expenses	0.52%	0.51%	0.54%	0.50%	0.50%

Total expenses after fees waived and paid indirectly	0.26%	0.30%	0.34%	0.30%	0.30%

Net investment income	0.04%	0.06%	0.34%	2.20%	3.31%

Supplemental Data
Net assets, end of year (000)	$1,322	$2,545	$2,676	$2,418	$6,971

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

74

New York Money Fund

Since there are no Premier Choice Shares outstanding as of the date of this prospectus, the table below sets forth selected financial data for an Administration Share of New York Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0034	0.0216	0.0336
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0002	0.0034	0.0216	0.0336

Dividends and distributions from:
Net investment income	(0.0000)	(0.0002)	(0.0034)	(0.0216)	(0.0336)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0002)	(0.0034)	(0.0216)	(0.0336)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.03%	0.34%	2.18%	3.41%

Ratios to Average Net Assets
Total expenses	0.53%	0.51%	0.55%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.24%	0.29%	0.34%	0.30%	0.30%

Net investment income	0.01%	0.03%	0.36%	2.18%	3.35%

Supplemental Data
Net assets, end of year (000)	$11,153	$12,067	$11,997	$15,587	$13,158

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

75

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

76

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

77

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

78

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Choice Shares	Fund Code
TempFund	224
TempCash	124
FedFund	245
T-Fund	246
Federal Trust Fund	244
Treasury Trust Fund	254
MuniFund	264
MuniCash	144
California Money Fund	248
New York Money Fund	247

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Select Shares

▶	TempFund

▶	FedFund

▶	T-Fund

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Fund	Select Shares

TempFund	BTBXX

FedFund	BFBXX

T-Fund	BSLXX

MuniFund	BMBXX

California Money Fund	BCBXX

New York Money Fund	BIBXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About MuniFund	16
	Key Facts About California Money Fund	20
	Key Facts About New York Money Fund	25
	Important Additional Information	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	30
	Investment Risks	34

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	40
	Purchase of Shares	40
	Redemption of Shares	41
	Additional Purchase and Redemption Information	42
	Select Shares Distribution Plan and Shareholder Services Plan	43
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	44

Management of the Funds	Information About BlackRock
	BlackRock	46
	Conflicts of Interest	48
	Master/Feeder Structure	48

Financial Highlights	Financial Performance of the Funds	49

General Information	Certain Fund Policies	53

Glossary	Glossary of Investment Terms	54

For More Information	Funds and Service Providers	55

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$327	$570	$1,267

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.12% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2002)

TempFund—Select Shares	0.01%	1.31%	1.48%

	7-Day Yield As of December 31, 2011

TempFund—Select Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$331	$579	$1,289

8 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2002)

FedFund—Select Shares	0.01%	1.15%	1.38%

	7-Day Yield As of December 31, 2011

FedFund—Select Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.21%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$333	$583	$1,299

12 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - T-Fund

Performance Information

The information provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2009) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	Since Inception (February 25, 2008)

T-Fund—Select Shares	0.01%	0.17%

	7-Day Yield As of December 31, 2011

T-Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

14 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

15 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.30%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.16%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$353	$623	$1,395

16 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

17 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2002)

MuniFund—Select Shares	0.00%	0.82%	0.92%

	7-Day Yield As of December 31, 2011

MuniFund—Select Shares	0.01%

18 - MuniFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

19 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.27%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$376	$671	$1,510

20 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

21 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.68% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2002)

California Money Fund—Select Shares	0.14%	0.75%	0.87%

	7-Day Yield As of December 31, 2011

California Money Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

24 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.55%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	1.28%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.28)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$378	$675	$1,521

25 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

26 - New York Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2002)

New York Money Fund—Select Shares	0.32%	0.81%	0.91%

	7-Day Yield As of December 31, 2011

New York Money Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

28 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 54.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund, FedFund and T-Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 54.

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Each of TempFund, FedFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

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Investment Objectives

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under 1940 Act and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview”. The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.   Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities, that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund, and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

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Principal Risks of Investing in the Funds

Concentration Risk.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other

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floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

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Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services. The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions,

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particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund, and New York Money Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23, December 24, 2012.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes

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retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax will not be taxable as ordinary income but will be treated in the same manner as such dividends are treated

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for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

46

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fee and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.20%
T-Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through March 1, 2013, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.17%
FedFund	0.16%
T–Fund	0.10%
MuniFund	0.18%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

47

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

48

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Select Share of TempFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0031	0.0256	0.0439
Dividends from net investment income	(0.0000)	(0.0000)	(0.0031)	(0.0256)	(0.0439)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.31%	2.59%	4.48%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%	1.04%	1.05%

Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.77%	1.00%	1.00%

Net investment income	0.00%	0.00%	0.32%	2.56%	4.39%

Supplemental Data
Net assets, end of year (000)	$586,363	$563,559	$829,031	$922,457	$888,584

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

49

FedFund

The table below sets forth selected financial data for a Select Share of FedFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0007	0.0209	0.0427
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0007	0.0209	0.0427

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0007)	(0.0209)	(0.0427)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0007)	(0.0209)	(0.0427)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.07%	2.11%	4.36%

Ratios to Average Net Assets
Total expenses	1.07%	1.06%	1.08%	1.07%	1.12%

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.56%	1.00%	1.00%

Net investment income	0.00%	0.00%	0.06%	2.03%	4.24%

Supplemental Data
Net assets, end of year (000)	$107,781	$130,268	$181,556	$166,590	$98,752

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

50

T-Fund

The table below sets forth selected financial data for a Select Share of T-Fund outstanding throughout each period presented.

	Select
	Year Ended October 31,			Period February 28, 2008[1] to October 31, 2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0003	0.0061
Net realized gain	—	0.0001	0.0001	—

Net increase from investment operations	0.0001	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0003)	(0.0061)
Net realized gain	—	(0.0001)	(0.0001)	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.01%	0.04%	0.61%[3]

Ratios to Average Net Assets
Total expenses	1.07%	1.07%	1.10%	1.07%[4]

Total expenses after fees waived and paid indirectly	0.13%	0.19%	0.32%	0.91%[4]

Net investment income	0.00%	0.00%	0.03%	0.66%[4]

Supplemental Data
Net assets, end of period (000)	$132,339	$261,679	$233,098	$218,773

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

MuniFund

The table below sets forth selected financial data for a Select Share of MuniFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0009	0.0173	0.0269
Dividends from net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0173)	(0.0269)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.09%	1.74%	2.72%

Ratios to Average Net Assets
Total expenses	1.16%	1.13%	1.15%	1.14%	1.18%

Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.77%	1.00%	1.00%

Net investment income	0.00%	0.00%	0.07%	1.70%	2.68%

Supplemental Data
Net assets, end of year (000)	$18,857	$19,190	$30,169	$25,432	$38,401

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

51

California Money Fund

The table below sets forth selected financial data for a Select Share of California Money Fund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0004	0.0136	0.0261
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0004	0.0136	0.0261

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0004)	(0.0136)	(0.0261)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0004)	(0.0136)	(0.0261)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.04%	1.37%	2.64%

Ratios to Average Net Assets
Total expenses	1.27%	1.26%	1.29%	1.25%	1.25%

Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.62%	1.00%	1.00%

Net investment income	0.00%	0.00%	0.04%	1.36%	2.61%

Supplemental Data
Net assets, end of year (000)	$16,535	$16,658	$40,601	$43,261	$35,563

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

New York Money Fund

The table below sets forth selected financial data for a Select Share of New York Money Fund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0146	0.0266
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0000	0.0005	0.0146	0.0266

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0146)	(0.0266)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0000)	(0.0005)	(0.0146)	(0.0266)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.05%	1.47%	2.69%

Ratios to Average Net Assets
Total expenses	1.28%	1.26%	1.30%	1.25%	1.26%

Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.65%	1.00%	1.00%

Net investment income	0.00%	0.00%	0.06%	1.40%	2.66%

Supplemental Data
Net assets, end of year (000)	$10,281	$15,198	$4,512	$6,173	$6,255

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

52

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

53

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

54

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

55 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

55

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempFund	225
FedFund	226
T-Fund	251
MuniFund	230
California Money Fund	232
New York Money Fund	231

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-SELA-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Select Shares

▶	TempCash

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniCash

Fund	Select Shares

TempCash	—

Federal Trust Fund	—

Treasury Trust Fund	—

MuniCash	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16
	Important Additional Information	19

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	20
	Investment Risks	24

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	28
	Purchase of Shares	28
	Redemption of Shares	29
	Additional Purchase and Redemption Information	30
	Select Shares Distribution Plan and Shareholder Services Plan	31
	Dividends and Distributions	31
	Federal Taxes	31
	State and Local Taxes	32

Management of the Funds	Information About BlackRock
	BlackRock	33
	Conflicts of Interest	35
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	39

Glossary	Glossary of Investment Terms	40

For More Information	Funds and Service Providers	41

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$338	$592	$1,321

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Select Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	1.59%	1.90%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.56%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$357	$632	$1,416

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - Federal Trust Fund

Performance Information

Select Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$338	$592	$1,321

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

14 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.00%	1.08%	1.50%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Select Shares do not exceed 1.00% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$368	$654	$1,468

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

17- MuniCash

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

18 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

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For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirement. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 40.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash, Federal Trust Fund and Treasury Trust Fund will not acquire any security other than a daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 40.

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Each Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

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Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities of Exchange Commission ( the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

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A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal

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income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days of approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements investment in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

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Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.   All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Select Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23, December 24, 2012.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

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Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of the Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of, trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions (as defined in Section 1471(d)(4) of the Internal Revenue Code of 1986, as amended (the “Code”)) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*  *  *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

33

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempCash	0.18%

Federal Trust Fund	0.20%

Treasury Trust Fund	0.20%

MuniCash	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2	As a percentage of average daily net assets

Through March 1, 2013, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempCash	0.17%

Federal Trust Fund	0.08%

Treasury Trust Fund	0.08%

MuniCash	0.17%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

34

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

35

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Select Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

36

Federal Trust Fund

Select Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.58%	0.57%	0.58%	0.56%	0.57%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

37

Treasury Trust Fund

Select Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

MuniCash

Select Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

38

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

40

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

41

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempCash	H6
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniCash	K6

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS4-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Premier Shares

▶	TempFund

▶	FedFund

▶	T-Fund

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Fund	Premier Shares

TempFund	BFPXX

FedFund	BUPXX

T-Fund	BEMXX

MuniFund	BLSXX

California Money Fund	BLBXX

New York Money Fund	BNBXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About MuniFund	16
	Key Facts About California Money Fund	20
	Key Facts About New York Money Fund	25
	Important Additional Information	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	30
	Investment Risks	35

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	40
	Purchase of Shares	40
	Redemption of Shares	41
	Additional Purchase and Redemption Information	42
	Premier Shares Distribution Plan and Shareholder Services Plan	42
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	44

Management of the Funds	Information About BlackRock
	BlackRock	46
	Conflicts of Interest	48
	Master/Feeder Structure	48

Financial Highlights	Financial Performance of the Funds	50

General Information	Certain Fund Policies	55

Glossary	Glossary of Investment Terms	56

For More Information	Funds and Service Providers	57

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$241	$428	$968

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2005)

TempFund—Premier Shares	0.01%	1.46%	2.09%

	7-Day Yield As of December 31, 2011

TempFund—Premier Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$246	$437	$990

8 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

FedFund—Premier Shares	0.01%	1.29%	1.83%

	7-Day Yield As of December 31, 2011

FedFund—Premier Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.21%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.82%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$248	$441	$1,001

12 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - T-Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in T-Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11 Average Annual Total Returns

	1 Year	Since Inception (October 9, 2007)

T-Fund—Premier Shares	0.01%	0.49%

	7-Day Yield As of December 31, 2011

T-Fund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

14 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

15 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.30%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.91%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.23)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$267	$481	$1,098

16 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

17 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

18 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 2, 2005)

MuniFund—Premier Shares	0.00%	0.97%	1.36%

	7-Day Yield As of December 31, 2011

MuniFund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

19 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.02%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.34)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$291	$530	$1,217

20 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

21 - California Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting California Money Fund” and Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

California Money Fund—Premier Shares	0.14%	0.88%	1.22%

	7-Day Yield As of December 31, 2011

California Money Fund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

24 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.55%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	1.03%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-49, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$293	$535	$1,228

25 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

26 - New York Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11 Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

New York Money Fund—Premier Shares	0.32%	0.95%	1.27%

	7-Day Yield As of December 31, 2011

New York Money Fund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

28 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

29

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 56.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund, FedFund and T-Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets please see the Glossary on page 56.

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Each of TempFund, FedFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

30

Investment Objectives

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (“the Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

31

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.
Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the

32

credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

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U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending. TempFund, FedFund and T-Fund. Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

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Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” or “Special Risks Affecting New York Money Fund” (as applicable) below.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

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Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund,  MuniFund,  California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

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issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services. The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the

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State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). MuniFund, California Money Fund and New York Money Fund. The NAV, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23 and December 24, 2012.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on going basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

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Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of, trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax will not be taxable as ordinary income but will be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes.

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Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

46

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expenses caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)

TempFund	0.18%

FedFund	0.20%

T-Fund	0.20%

MuniFund	0.20%

California Money Fund	0.20%

New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through March 1, 2013, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)

TempFund	0.17%

FedFund	0.16%

T–Fund	0.10%

MuniFund	0.18%

California Money Fund	0.15%

New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from

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multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Premier Share of TempFund outstanding throughout each period presented.

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.81%	0.79%	0.80%

Total expenses after fees waived and paid indirectly	0.31%	0.32%	0.64%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.50%	2.99%	4.73%

Supplemental Data
Net assets, end of year (000)	$20,011	$42,558	$220,876	$338,821	$509,731

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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FedFund

The table below sets forth selected financial data for a Premier Share of FedFund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	0.82%	0.81%	0.83%	0.82%	0.87%

Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.53%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.11%	2.47%	4.60%

Supplemental Data
Net assets, end of year (000)	$953	$8,256	$86,563	$91,990	$93,867

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

51

T-Fund

The table below sets forth selected financial data for a Premier Share of T-Fund outstanding throughout each period presented.

	Premier
	Year Ended October 31,				Period October 9, 2007[1] to October 31, 2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0003	0.0176	0.0025
Net realized gain	—	0.0001	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0003)	(0.0176)	(0.0025)
Net realized gain	—	(0.0001)	(0.0001)	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%	0.01%	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	0.82%	0.82%	0.85%	0.82%	0.84%[4]

Total expenses after fees waived and paid indirectly	0.07%	0.18%	0.33%	0.68%	0.68%[4]

Net investment income	0.01%	0.00%	0.05%	1.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$17	$684	$104,295	$189,222	$1

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

MuniFund

The table below sets forth selected financial data for a Premier Share of MuniFund outstanding throughout each period presented.

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0023	0.0206	0.0300
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0300)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	0.91%	0.88%	0.90%	0.89%	0.93%

Total expenses after fees waived and paid indirectly	0.28%	0.33%	0.64%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.25%	2.04%	3.03%

Supplemental Data
Net assets, end of year (000)	$15,026	$7,160	$153,956	$134,994	$264,304

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

52

California Money Fund

The table below sets forth selected financial data for a Premier Share of California Money Fund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0168	0.0295
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0008	0.0168	0.0295

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0295)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0295)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.02%	1.01%	1.04%	1.00%	1.00%

Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.63%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.08%	1.86%	2.94%

Supplemental Data
Net assets, end of year (000)	$1,786	$2,274	$6,093	$13,530	$45,924

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

53

New York Money Fund

The table below sets forth selected financial data for a Premier Share of New York Money Fund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0000	0.0011	0.0178	0.0300

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.04%	1.01%	1.05%	1.01%	1.01%

Total expenses after fees waived and paid indirectly	0.24%	0.32%	0.58%	0.68%	0.68%

Net investment income	0.00%	0.00%	0.11%	2.18%	3.01%

Supplemental Data
Net assets, end of year (000)	$264	$124	$2,418	$2,387	$14,221

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

54

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

55

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

56

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

57

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempFund	249
FedFund	240
T-Fund	244
MuniFund	250
California Money Fund	242
New York Money Fund	243

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-PRMA-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Premier Shares

▶	TempCash

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniCash

Fund	Premier Shares

TempCash	—

Federal Trust Fund	—

Treasury Trust Fund	—

MuniCash	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16
	Important Additional Information	19

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	20
	Investment Risks	24

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	28
	Purchase of Shares	28
	Redemption of Shares	29
	Additional Purchase and Redemption Information	30
	Premier Shares Distribution Plan and Shareholder Services Plan	31
	Dividends and Distributions	31
	Federal Taxes	31
	State and Local Taxes	32

Management of the Funds	Information About BlackRock
	BlackRock	33
	Conflicts of Interest	34
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	39

Glossary	Glossary of Investment Terms	40

For More Information	Funds and Service Providers	41

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2.

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$252	$450	$1,022

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Since there were no Premier Shares of TempCash outstanding from December 14, 2005 through December 31, 2011, performance for that period is based on the return of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2011, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.21 (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

6 - TempCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

TempCash—Premier Shares	0.00%	1.46%	1.96%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.56%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$271	$490	$1,120

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - Federal Trust Fund

Performance Information

Premier Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2].

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$252	$450	$1,022

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Premier Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.00%	1.08%	1.50%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Dollar Shares	0.01%

14 - Treasury Trust Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.98%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$282	$512	$1,174

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

17 - MuniCash

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Since no Premier Shares of MuniCash were outstanding from December 14, 2005 through December 31, 2011, performance for that period is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2011, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

18 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

MuniCash—Premier Shares	0.00%	1.01%	1.31%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Share	0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

* * *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group (collectively, “Service Organizations”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

¡

Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 40.

¡

Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

¡

Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash, Federal Trust Fund and Treasury Trust Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 40.

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Each of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

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Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board. Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees

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or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempCash and MuniCash

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not

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be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

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U.S. Government Obligations Risk.   All Funds.   Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Payment for shares may be made only in federal funds or other immediately available funds. Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire is open on that day the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). BNY Mellon and/or certain centralized electronic order processing systems may not be able to support same-day trade settlement. In the case of purchases handled through such systems, the Funds may accept payment by the close of the federal funds wire on the next succeeding Business Day, but such purchases will not begin to earn dividends until such day. The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24 and December 31, 2012. The NYSE will close early on July 3, November 23, and December 24, 2012.

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Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Where shares are purchased through a centralized electronic order processing system where BNY Mellon and/or the processing system cannot support same-day trade settlement, dividends will not begin to accrue until the Business Day following the day the purchase order is effected and will continue to accrue dividends through the day such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

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Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of this Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

33

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expenses caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniCash	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through March 1, 2013, the Distributor and Service Organization party to the waiver agreement have contractually agreed to waiver all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.17%
Federal Trust Fund	0.08%
Treasury Trust Fund	0.08%
MuniCash	0.17%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the

34

“Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There are no Premier Shares of TempCash outstanding as of the date of this prospectus and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Federal Trust Fund

Premier Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table set forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.58%	0.57%	0.58%	0.56%	0.57%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

Treasury Trust Fund

Premier Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table set forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

37

MuniCash

There are no Premier Shares of MuniCash outstanding as of the date of this prospectus and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of period (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

38

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

40

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

41

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempCash	126
Federal Trust Fund	246
Treasury Trust Fund	256
MuniCash	146

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS4-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Private Client Shares

▶	TempFund

▶	FedFund

▶	T-Fund

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Fund	Private Client Shares

TempFund	BTVXX

FedFund	BRPXX

T-Fund	BPVXX

MuniFund	BMPXX

California Money Fund	BCAXX

New York Money Fund	BYPXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value  ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About MuniFund	16
	Key Facts About California Money Fund	20
	Key Facts About New York Money Fund	25
	Important Additional Information	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	30
	Investment Risks	34

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	40
	Purchase of Shares	40
	Redemption of Shares	41
	Additional Purchase and Redemption Information	42
	Private Client Shares Distribution Plan and Shareholder Services Plan	43
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	44

Management of the Funds	Information About BlackRock
	BlackRock	46
	Conflicts of Interest	48
	Master/Feeder Structure	48

Financial Highlights	Financial Performance of the Funds	49

General Information	Certain Fund Policies	54

Glossary	Glossary of Investment Terms	55

For More Information	Funds and Service Providers	56

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.36)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$295	$539	$1,238

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in TempFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

TempFund—Private Client Shares	0.01%	1.46%	1.97%

	7-Day Yield As of December 31, 2011

TempFund—Private Client Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.38)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$299	$548	$1,260

8 - FedFund

Principal Investment Strategies of the Fund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund currently has an operating policy to invest 100% of its net assets in such investments and cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in FedFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

FedFund—Private Client Shares	0.01%	1.29%	1.84%

	7-Day Yield As of December 31, 2011

FedFund—Private Client Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.21%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$302	$552	$1,271

12 - T-Fund

Principal Investment Strategies of the Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - T-Fund

Performance Information

Private Client Shares of T-Fund closed on July 7, 2010. Since no Private Client Shares of the Fund were outstanding during the period July 8, 2010 through December 31, 2011, (a) performance of the Fund’s Private Client Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Private Client Shares and (b) the seven-day yield shown is that of Institutional Shares of the Fund. Institutional Shares and Private Client Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	Since Inception (October 9, 2007)

T-Fund—Private Client Shares	0.01%	0.49%

	7-Day Yield As of December 31, 2011

T-Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

14 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

15 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.30%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.16%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$321	$592	$1,366

16 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

17 - MuniFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in MuniFund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

18 - MuniFund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

MuniFund—Private Client Shares	0.00%	0.97%	1.28%

	7-Day Yield As of December 31, 2011

MuniFund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

19 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.54%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.04%

Total Annual Fund Operating Expenses	1.27%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.59)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$344	$640	$1,482

20 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of California. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” below.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

21 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Special Risks Affecting California Money Fund — The Fund will invest primarily in California Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of California Municipal Obligations. The State of California, like the rest of the nation, is slowly emerging from the deep national economic recession, which began in December 2007. However, because of the magnitude of economic displacement resulting from the recession, the State of California continues to face significant financial challenges.

For more information on the risks associated with California Municipal Obligations, see “Details About the Funds — Investment Risks — Main Risks of Investing in the Funds — Special Risks Affecting California Money Fund” and Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - California Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in California Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

California Money Fund—Private Client Shares	0.14%	0.88%	1.21%

	7-Day Yield As of December 31, 2011

California Money Fund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

23 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 29 of the prospectus.

24 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.55%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.05%

Total Annual Fund Operating Expenses	1.28%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.60)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 46-48, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$347	$645	$1,492

25 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Concentration Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of securities issued by the State of New York. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this state. Please also see “Non-Diversification Risk” and “Special Risks Affecting New York Money Fund” below.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

26 - New York Money Fund

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Special Risks Affecting New York Money Fund — The Fund will invest primarily in New York Municipal Obligations. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Details About the Funds—Investment Risks—Main Risks of Investing in the Funds—Special Risks Affecting New York Money Fund” and Appendix C to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 26, 2004)

New York Money Fund—Private Client Shares	0.32%	0.95%	1.27%

	7-Day Yield As of December 31, 2011

New York Money Fund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

28 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (each, a “Service Organization”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund, FedFund and T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

29 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 55.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund, FedFund and T-Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 55.

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Each of TempFund, FedFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

30

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (“SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

31

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A repurchase agreement is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Substantially all of the Funds’ assets are invested in Municipal Obligations. “Municipal Obligations” are a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Under normal circumstances, California Money Fund and New York Money Fund will invest at least 80% of their net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

32

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

33

Other Investments

In addition to the principal investments described above, each Fund may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of California Money Fund and New York Money Fund will, under normal circumstances, be comprised of securities issued by the State of California and the State of New York, respectively. As a result, California Money Fund and New York Money Fund will be more susceptible to any economic, business, political or other developments which generally affect these states. Please also see “Non-Diversification Risk” and “Special Risks Affecting California Money Fund” and/or “Special Risks Affecting New York Money Fund” (as applicable) below.

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Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

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The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the 1940 Act. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Special Risks Affecting California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations with respect to the payment of principal and interest on a timely basis. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

The economy of the State of California (the “State” or “California”), the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.

The State has a population of about 37.3 million, which has been growing at a 1-2 percent annual rate for several decades. In 2010, gross domestic product of goods and services in the State exceeded $1.9 trillion. Total civilian employment was over 16.1 million as of December 2011.

California’s economy mirrors the national economy in many respects, and like the nation as a whole, California’s economy is slowly recovering from a deep recession, which was marked by falling home prices, low credit availability, shrinking equity values, reduction of consumer confidence and spending and loss of jobs. Many regions in California, particularly in and near the Central Valley, have suffered particularly large impacts from the subprime mortgage meltdown with high rates of foreclosure and a steep drop in housing prices. However, according to the State Department of Finance, after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continue to dampen economic growth within the State.

While there continue to be signs the economy is slowly improving, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures and a slow recovery from the severe recession that began in December 2007 and ended in June 2009. Over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize. Absent remedial actions, California is projected to face a budget gap of $9.2 billion by the end of fiscal year 2012-13.

Most local government agencies, particularly counties, continue to face budget constraints due to limited taxing powers, mandated expenditures for health, welfare and public safety, and a weakened economy, among other factors. State and local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, and in their ability to appropriate their tax revenues by a series of constitutional amendments enacted by voter initiative since 1978. Individual local governments may also have local initiatives which affect their fiscal flexibility. The major sources of revenues

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for local government, property taxes and sales taxes, as well as fees based on real estate development have all been adversely impacted by the economic recession. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. One California city, Vallejo, in Solano County, has filed for bankruptcy under Chapter 9 of the federal Bankruptcy Code, and other cities have indicated they, too, are facing severe fiscal conditions.

State general obligation bonds are, as of February 2012, rated “A1” by Moody’s Investors Service, “A-” by Standard & Poor’s, and “A-” by Fitch Ratings. These ratings are among the lowest of any of the 50 states.

For more information on the risks associated with California Municipal Obligations, see Appendix B to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the performance of the national and New York State economies; the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; the impact of financial and real estate market developments on bonus income and capital gains realizations; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against New York State; and actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Private Client Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 6, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 23, and December 24, 2012.

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of California Municipal Obligations or certain United States government obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations or United States government obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders no later than 60 days after

44

the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, exempt-interest dividends paid to a corporate shareholder subject to the California corporate income tax rather than its corporate franchise tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Dividends and distributions of taxable income and capital gains will be taxed at ordinary income tax rates for California state income tax purposes. Moreover, to the extent that California Money Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal income tax purposes or California corporate income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code of 1986, as amended, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

45

Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

46

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expenses caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.20%
T-Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through March 1, 2013, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.17%
FedFund	0.16%
T–Fund	0.10%
MuniFund	0.18%
California Money Fund	0.15%
New York Money Fund	0.13%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity” and collectively the “Barclays Entities”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Private Client Share of TempFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.45%	2.92%	4.84%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.07%	1.04%	1.05%

Total expenses after fees waived and paid indirectly	0.30%	0.34%	0.66%	0.68%	0.65%

Net investment income	0.00%	0.00%	0.65%	3.03%	4.73%

Supplemental Data
Net assets, end of year (000)	$12,658	$19,942	$30,502	$148,322	$1,566,346

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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FedFund

The table below sets forth selected financial data for a Private Client Share of FedFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0013	0.0241	0.0462
Net realized gain	0.0001	0.0001	—	—	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0013)	(0.0241)	(0.0462)
Net realized gain	(0.0001)	(0.0001)	—	—	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.01%	0.13%	2.44%	4.72%

Ratios to Average Net Assets
Total expenses	1.07%	1.06%	1.08%	1.07%	1.12%

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.55%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.18%	2.59%	4.58%

Supplemental Data
Net assets, end of year (000)	$24,454	$25,918	$41,179	$102,147	$768,612

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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T-Fund

The table below sets forth selected financial data for a Private Client Share of T-Fund outstanding throughout each period presented. No Private Client Shares of T-Fund were outstanding during the period July 8, 2010 through December 31, 2011.

	Private Client
	Year Ended October 31,		Period October 9, 2007[1] to October 31, 2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0176	0.0025
Net realized gain	0.0001	—	—

Net increase from investment operations	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0003)	(0.0176)	(0.0025)
Net realized gain	(0.0001)	—	—

Total dividends and distributions	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	1.09%	1.07%	1.09%[4]

Total expenses after fees waived and paid indirectly	0.32%	0.68%	0.68%[4]

Net investment income	0.05%	2.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$— [5]	$460	$1

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.
[5]	Net assets end of period are less than $500.

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MuniFund

The table below sets forth selected financial data for a Private Client Share of MuniFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0023	0.0206	0.0303
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0303)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.23%	2.07%	3.08%

Ratios to Average Net Assets
Total expenses	1.16%	1.13%	1.16%	1.14%	1.18%

Total expenses after fees waived and paid indirectly	0.29%	0.33%	0.66%	0.68%	0.65%

Net investment income	0.00%	0.00%	0.30%	1.95%	3.03%

Supplemental Data
Net assets, end of year (000)	$2,130	$4,072	$5,575	$29,315	$293,358

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

California Money Fund

The table below sets forth selected financial data for a Private Client Share of California Money Fund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0168	0.0296
Net realized gain	0.0013	—	—	—	—

Net increase from investment operations	0.0013	0.0000	0.0008	0.0168	0.0296

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0296)
Net realized gain	(0.0013)	—	—	—	—

Total dividends and distributions	(0.0013)	(0.0000)	(0.0008)	(0.0168)	(0.0296)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.13%	0.00%	0.08%	1.69%	2.99%

Ratios to Average Net Assets
Total expenses	1.27%	1.26%	1.29%	1.24%	1.25%

Total expenses after fees waived and paid indirectly	0.28%	0.36%	0.61%	0.68%	0.65%

Net investment income	0.00%	0.00%	0.11%	1.59%	2.95%

Supplemental Data
Net assets, end of year (000)	$5,009	$4,381	$5,403	$24,422	$196,002

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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New York Money Fund

The table below sets forth selected financial data for a Private Client Share of New York Money Fund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300
Net realized gain	0.0032	—	—	—	—

Net increase from investment operations	0.0032	0.0000	0.0011	0.0178	0.0300

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)
Net realized gain	(0.0032)	—	—	—	—

Total dividends and distributions	(0.0032)	(0.0000)	(0.0011)	(0.0178)	(0.0300)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.32%	0.00%	0.11%	1.79%	3.05%

Ratios to Average Net Assets
Total expenses	1.28%	1.26%	1.30%	1.25%	1.26%

Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.60%	0.68%	0.66%

Net investment income	0.00%	0.00%	0.14%	1.68%	3.00%

Supplemental Data
Net assets, end of year (000)	$2,499	$8,648	$6,556	$13,877	$175,446

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

55

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisers, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

56

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[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempFund	233
FedFund	234
T-Fund	239
MuniFund	235
California Money Fund	237
New York Money Fund	236

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS6-0212

February 28, 2012

Prospectus

BlackRock Liquidity Funds  |  Private Client Shares

▶	TempCash

▶	Federal Trust Fund

▶	Treasury Trust Fund

▶	MuniCash

Fund	Private Client Shares

TempCash	—

Federal Trust Fund	—

Treasury Trust Fund	—

MuniCash	—

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16
	Important Additional Information	19

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	20
	Investment Risks	24

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	28
	Purchase of Shares	28
	Redemption of Shares	29
	Additional Purchase and Redemption Information	30
	Private Client Shares Distribution Plan and Shareholder Services Plan	30
	Dividends and Distributions	31
	Federal Taxes	31
	State and Local Taxes	32

Management of the Funds	Information About BlackRock
	BlackRock	33
	Conflicts of Interest	35
	Master/Feeder Structure	35

Financial Highlights	Financial Performance of the Funds	36

General Information	Certain Fund Policies	39

Glossary	Glossary of Investment Terms	40

For More Information	Funds and Service Providers	41

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.41)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.18% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$306	$561	$1,292

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Concentration Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Private Client Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	1.59%	1.90%

	7-Day Yield As of December 31, 2011

TempCash—Dollar Shares		0.03%

6 - TempCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.27%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.56%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.06%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$325	$601	$1,387

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash. The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - Federal Trust Fund

Performance Information

Private Client Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	1.39%	1.74%

	7-Day Yield As of December 31, 2011

Federal Trust Fund—Dollar Shares		0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

10 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.23%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.41)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$306	$561	$1,292

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. The Fund may invest up to 20% of its net assets in (i) repurchase agreements that are secured by U.S. Treasury securities, (ii) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation), and (iii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation). The Fund may from time to time engage in portfolio trading for liquidity purposes. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - Treasury Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

14 - Treasury Trust Fund

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.00%	1.08%	1.50%

	7-Day Yield As of December 31, 2011

Treasury Trust Fund—Dollar Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 19 of the prospectus.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other expenses from exceeding 0.20% of average daily net assets until March 1, 2013. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 33-35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waiver Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets until March 1, 2013. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$336	$623	$1,440

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

17 - MuniCash

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).

18 - MuniCash

As of 12/31/11

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.00%	1.13%	1.36%

	7-Day Yield As of December 31, 2011

MuniCash—Dollar Shares		0.00%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

*    *    *

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of a Fund each day on which the New York Stock Exchange is open for business (a “Business Day”). Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (each, a “Service Organization”). The Service Organization may impose minimum investment Account requirements. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash, Federal Trust Fund and Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 40.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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Each Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash, Federal Trust Fund and Treasury Trust Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 40.

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Each of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

20

Investment Process

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Eligible Securities as defined in Rule 2a-7 under the 1940 Act. First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees

21

or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

A “repurchase agreement” is a special type of short-term investment pursuant to which a dealer sells securities to a Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

22

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and Treasury Trust Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell within seven days at approximately market value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Concentration Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not

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be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements Risk.  TempCash and Treasury Trust Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 821-7432.

Purchase of Shares

Private Client Shares may be purchased through a brokerage account (an “Account”) you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: April 26, May 25, November 23, December 24, and December 31, 2012. The NYSE will close early on July 3, November 25, and December 24, 2012.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged

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a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable

31

ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2012, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $3.513 trillion in investment company and other portfolio assets under management as of December 31, 2011.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on each Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered in this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expenses caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniCash	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through March 1, 2013, the Distributor and Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2011, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.17%
Federal Trust Fund	0.08%
Treasury Trust Fund	0.08%
MuniCash	0.17%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2011.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity”) and collectively referred to in this section as the “Barclays Entities”, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Funds. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or a Barclays Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Private Client Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496
Net realized gain	0.0001	—	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0065	0.0313	0.0496
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)
Net realized gain	(0.0001)	—	—	—	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0065)	(0.0313)	(0.0496)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.00%	0.65%	3.16%	5.08%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.52%	0.48%	0.49%

Total expenses after fees waived and paid indirectly	0.31%	0.36%	0.46%	0.44%	0.43%

Net investment income	0.00%	0.00%	0.67%	3.07%	4.96%

Supplemental Data
Net assets, end of year (000)	$677,156	$680,296	$879,332	$1,011,158	$1,004,425

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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Federal Trust Fund

Private Client Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0026	0.0258	0.0478
Net realized gain	0.0001	0.0003	0.0002	—	—

Net increase from investment operations	0.0001	0.0003	0.0028	0.0258	0.0478

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	—	—

Total dividends and distributions	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.03%	0.28%	2.61%	4.89%

Ratios to Average Net Assets
Total expenses	0.58%	0.57%	0.58%	0.56%	0.57%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.43%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.30%	2.34%	4.77%

Supplemental Data
Net assets, end of year (000)	$16,579	$23,316	$19,993	$168,573	$43,013

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

Treasury Trust Fund

Private Client Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433
Net realized gain	—	0.0001	0.0002	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)
Net realized gain	—	(0.0001)	(0.0002)	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.05%	1.75%	4.42%

Ratios to Average Net Assets
Total expenses	0.49%	0.50%	0.51%	0.49%	0.55%

Total expenses after fees waived and paid indirectly	0.10%	0.14%	0.36%	0.45%	0.45%

Net investment income	0.00%	0.00%	0.08%	1.39%	4.36%

Supplemental Data
Net assets, end of year (000)	$160,529	$220,837	$107,483	$632,855	$173,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

37

MuniCash

Private Client Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.00%	0.51%	2.42%	3.33%

Ratios to Average Net Assets
Total expenses	0.63%	0.62%	0.67%	0.63%	0.61%

Total expenses after fees waived and paid indirectly	0.32%	0.38%	0.49%	0.42%	0.45%

Net investment income	0.00%	0.00%	0.46%	2.37%	3.28%

Supplemental Data
Net assets, end of year (000)	$76,338	$86,389	$134,668	$89,851	$85,628

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

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For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempCash	225
Federal Trust Fund	255
Treasury Trust Fund	245
MuniCash	265

For other information call: (800) 768-2836 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The SAI that relates to this prospectus is available on the website for BlackRock Liquidity Funds. However, the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this prospectus are available only through your Service Organization.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS4-0212

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 821-7432

This Statement of Additional Information of BlackRock Liquidity Funds (the “Trust”) is not a prospectus and should be read in conjunction with each of the current prospectuses dated February 28, 2012 for: (i) the Administration, Cash Management, Cash Reserve, Dollar, Institutional, Premier Choice, Private Client, Select and Premier Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (collectively, the “Funds”); (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of the Trust, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each prospectus. Copies of the prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing to the Trust, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at (800) 821-7432. The audited financial statements of each of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ 2011 Annual Report.

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is February 28, 2012

Fund and Share Class	Ticker Symbol

TEMPFUND

Administration Shares	BTMXX

Cash Management Shares	BRTXX

Cash Reserve Shares	BRRXX

Dollar Shares	TDOXX

Institutional Shares	TMPXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BTVXX

Select Shares	BTBXX

Premier Shares	BFPXX

FEDFUND

Administration Shares	BLFXX

Cash Management Shares	BFFXX

Cash Plus Shares	—

Cash Reserve Shares	BFRXX

Dollar Shares	TDDXX

Institutional Shares	TFDXX

Premier Choice Shares	—

Private Client Shares	BRPXX

Select Shares	BFBXX

Premier Shares	BUPXX

TEMPCASH

Administration Shares	BLAXX

Cash Management Shares	BLMXX

Cash Plus Shares	—

Cash Reserve Shares	BLRXX

Dollar Shares	TCDXX

Institutional Shares	TMCXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

Fund and Share Class	Ticker Symbol

T-FUND

Administration Shares	BTAXX

Cash Management Shares	BPTXX

Cash Reserve Shares	BTRXX

Dollar Shares	TFEXX

Institutional Shares	TSTXX

Plus Shares	—

Premier Choice Shares	BCHXX

Private Client Shares	BPVXX

Select Shares	BSLXX

Premier Shares	BEMXX

FEDERAL TRUST FUND

Administration Shares	BFTXX

Cash Management Shares	BFMXX

Cash Reserve Shares	BFDXX

Dollar Shares	TSDXX

Institutional Shares	TFFXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

MUNIFUND

Administration Shares	BIAXX

Cash Management Shares	BCMXX

Cash Reserve Shares	BMFXX

Dollar Shares	MFDXX

Institutional Shares	MFTXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BMPXX

Select Shares	BMBXX

Premier Shares	BLSXX

CALIFORNIA MONEY FUND

Administration Shares	BLCXX

Cash Management Shares	BCCXX

Cash Plus Shares	—

Cash Reserve Shares	BCFXX

Dollar Shares	MUDXX

Institutional Shares	MUCXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BCAXX

Select Shares	BCBXX

Premier Shares	BLBXX

TREASURY TRUST FUND

Administration Shares	BITXX

Cash Management Shares	BTCXX

Cash Reserve Shares	BTFXX

Dollar Shares	TTDXX

Institutional Shares	TTTXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

MUNICASH

Administration Shares	BMAXX

Cash Management Shares	BRCXX

Cash Plus Shares	—

Cash Reserve Shares	BMRXX

Dollar Shares	MCDXX

Institutional Shares	MCSXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

NEW YORK MONEY FUND

Administration Shares	BLNXX

Cash Management Shares	BLYXX

Cash Plus Shares	—

Cash Reserve Shares	BNRXX

Dollar Shares	BPDXX

Institutional Shares	MUNXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BYPXX

Select Shares	BIBXX

Premier Shares	BNBXX

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund — October 1973; TempCash — February 1984; FedFund — October 1975; T-Fund — March 1980; Federal Trust Fund — December 1990; Treasury Trust Fund — May 1989; MuniFund — February 1980; MuniCash — February 1984; California Money Fund — February 1983; and New York Money Fund — March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of shares to institutional investors (“Institutional Shares”). In addition, each of the Funds offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations that provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers who provide assistance in the sale of shares and institutional services to their customers. Each of the Funds also offers Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Trust’s Board of Trustees (“Board” or “Trustees”), BlackRock Advisors, LLC (“BlackRock” or the “Manager”), the Trust’s investment manager, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BlackRock purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BlackRock seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BlackRock may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BlackRock or its affiliates. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BlackRock believes to be equitable to each Fund and its customers who also are

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acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BlackRock may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BlackRock, The PNC Financial Services Group, Inc. (“PNC”), BlackRock Investments, LLC (“BRIL”) or any of their respective affiliated persons (as such term is defined in the 1940 Act), except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

The Funds generally do not intend to seek profits through short-term trading; however, Federal Trust Fund and Treasury Trust Fund may engage in short-term trading for liquidity purposes. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Strategies and Policies

The following supplements information contained in the prospectuses concerning the Funds’ investment strategies and/or policies. To the extent an investment policy is discussed in this Statement of Additional Information but not in the prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper purchasable by TempFund and TempCash includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

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Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase funding agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Manager under guidelines approved by the Board. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Interest Rate Risk. The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

Investment Company Securities. The Funds may invest in securities issued by other open-end or closed-end investment companies as permitted by the 1940 Act. Investments in other investment companies may cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a security purchase is made: (a) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (b) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations,” also may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund. Each Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the SEC permitting it to invest in affiliated registered money market funds and in an affiliated private investment company, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan

5

participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage related and other asset-backed securities. Mortgage-related securities include fixed and adjustable rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more

6

of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests”. The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or companion tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

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TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

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The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Manager will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts

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evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Manager will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Manager is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Manager will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund, T-Fund and Treasury Trust Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases securities from financial institutions, such as banks and broker-dealers, which must be deemed creditworthy by the Manager, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). In any repurchase transaction, collateral for a repurchase agreement may include cash items or obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

The repurchase price under the repurchase agreements described in the Funds’ prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

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Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, the Manager and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Manager

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obtains and documents competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Manager, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board concerning such program; and (viii) the Trust’s Board establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. Each Fund may invest up to 5% of such Fund’s total assets in illiquid securities that it cannot sell within seven days at approximately current value. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may each invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to “qualified institutional buyers”. The Manager will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board. In reaching liquidity decisions, the Manager will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account liquid securities at least equal to its purchase obligations under these agreements. The Manager will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Manager to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. The Manager will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Manager believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

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Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectuses. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 5% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Fund to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

For a discussion of economic and other conditions in the State of California, see Appendix B — ”Economic and Financial Conditions in California” to this Statement of Additional Information.

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Special Risks with Respect to New York Money Fund

For a discussion of economic and other conditions in the State of New York, see Appendix C — ”Economic and Financial Conditions in New York” to this Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust and the Board of Directors of BlackRock have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Funds’ portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Guidelines, the Trust and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio holdings. The Board of Trustees has approved the adoption by the Trust of the Guidelines, and employees of BlackRock are responsible for adherence to the Guidelines. The Trust’s Board of Trustees provides ongoing oversight of the Trust’s and Manager’s compliance with the Guidelines. Examples of the types of information that may be disclosed pursuant to the Guidelines are provided below. This information may be both material non-public information (“Confidential Information”) and proprietary information of BlackRock. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., fund annual report), through a press release or placement on a publicly-available internet web site) shall not be deemed Confidential Information.

Except as otherwise provided in the Guidelines, Confidential Information relating to the Trust may not be distributed to persons not employed by BlackRock unless the Trust has a legitimate business purpose for doing so. Confidential Information may also be disclosed to the Trust’s Trustees and their counsel, outside counsel for the Trust and the Trust’s auditors, and may be disclosed to the Trust’s service providers and other appropriate parties with the approval of the Trust’s Chief Compliance Officer, BlackRock’s General Counsel, BlackRock’s Chief Compliance Officer or the designee of such persons, and in addition, in the case of disclosure to third parties, subject to a confidentiality or non-disclosure agreement, as necessary, in accordance with the Guidelines. Information may also be disclosed as required by applicable laws and regulation.

Examples of instances in which selective disclosure of the Trust’s portfolio securities or other portfolio information may be appropriate include: (i) disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with BlackRock; (ii) disclosure to a newly-hired investment adviser or sub-adviser prior to its commencing its duties; (iii) disclosure to a third-party feeder fund consistent with its agreement with a master portfolio advised by BlackRock; (iv) disclosure to third-party service providers of legal, auditing, custody, proxy voting, pricing and other services to the Trust; or (v) disclosure to a rating or ranking organization.

Asset and Return Information. Data on NAVs, asset levels (by total fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants and third-party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are generally available to shareholders, prospective shareholders, consultants and third-party data providers as soon as such data is released after month-end.

Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

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1.	Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.[1]

2.	Fund Fact Sheets, which contain certain portfolio characteristics, are available, in both hard copy and electronically, to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

3.	Money Market Performance Reports, which contain money market fund performance for the recent month, rolling 12-month average yields and benchmark performance, are available on a monthly basis to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month. This information may also be obtained electronically upon request.

Portfolio Holdings. In addition to position description, portfolio holdings may also include issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity, current face value and market value for fixed income portfolios. Other information that may be provided includes quantity, SEDOL, market price, yield, weighted average life, duration and convexity of each security in a Fund as of a specific date.

The following shall not be deemed to be a disclosure of Confidential Information:

•

Generally, month-end portfolio holdings may be made available to fund shareholders, prospective shareholders, intermediaries, consultants and third party data providers (e.g., Lipper, Morningstar and Bloomberg) on the 20th calendar day after the end of each month; except for BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, Global Allocation Portfolio of BlackRock Series Fund, Inc. and Global Allocation V.I. Fund, whose holdings may be made available on the 40th calendar day after the end of the quarter (based on each fund’s fiscal year end).[1]

The following information as it relates to money market funds, unless made available to the public, shall be deemed a disclosure of Confidential Information and, subject to the Guidelines, requires a confidentiality or non-disclosure arrangement:

•	Weekly portfolio holdings made available to fund shareholders, prospective shareholders, intermediaries and consultants on the next business day after the end of the weekly period.

•

Weekly portfolio holdings and characteristics made available to third-party data providers (e.g., Lipper, Morningstar, Bloomberg, S&P, Fitch, Moody’s, Crane Data and iMoneyNet, Inc.) on the next business day after the end of the weekly period.

Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Implementation. All employees of BlackRock must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, and third-party databases. The Trust’s Chief Compliance Officer is responsible for oversight of compliance with the Guidelines and will recommend to the Board of Trustees any changes to the Guidelines that he or she deems necessary or appropriate to ensure the Funds’ and BlackRock’s compliance.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

1.	Trust’s Board of Trustees and, if necessary, Independent Trustees’ counsel and Fund counsel

2.	Trust’s Transfer Agent

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[1]	The precise number of days specified above may vary slightly from period to period depending on whether the specified calendar day falls on a weekend or holiday.

3.	Trust’s Custodian

4.	Trust’s Administrator, if applicable

5.	Trust’s independent registered public accounting firm

6.	Trust’s accounting services provider

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data, and iMoneyNet

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates

11.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds and their respective boards, sponsors, administrators and other service providers

14.	Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers

15.	Other — Investment Company Institute

With respect to each such arrangement, the Trust has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust and BlackRock monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and BlackRock’s Code of Ethics and Code of Business Conduct and Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BlackRock’s compliance personnel under the supervision of the Trust’s Chief Compliance Officer, monitor BlackRock’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BlackRock maintains an internal restricted list to prevent trading by the personnel of BlackRock or its affiliates in securities — including securities held by a Fund — about which BlackRock has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous — Shareholder Vote”):

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1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the 1933 Act.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: The Funds may not purchase the securities of any issuer if as a result more than 5% of the value of such Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of such Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

12. T-Fund and FedFund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation

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with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

13. Federal Trust Fund and Treasury Trust Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Funds may not invest more than 5% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury Bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

* * *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, governments or political subdivisions of governments, or their agencies or instrumentalities that issue tax-exempt securities, are not considered to be members of any industry.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

General

Information on how to purchase and redeem each Fund’s shares is included in the applicable prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in the Funds’ prospectuses and this Statement of Additional Information, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the New York Stock Exchange (“NYSE”) is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. Although Fund shares normally will be redeemed for cash upon receipt of a request in proper form, the Trust retains the right to redeem some or all of the Fund’s shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with BNY Mellon for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

A Fund may authorize one or more Service Organizations to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own earlier deadlines for the receipt of the purchase or redemption order than those stated in the prospectus. A Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

Fund shares normally begin accruing dividends on the business day on which the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. However, if you buy shares through a Service Organization that has contracted with a Fund to trade through certain electronic platforms where same day cash settlement is impracticable, you will begin accruing dividends on the business day following the day the purchase order for the shares is effected and continue to accrue dividends through (and including) the business day on which such shares are redeemed. Additionally, if the Federal Reserve Bank of Philadelphia is closed on the day redemption proceeds would otherwise be wired, causing the wiring of such proceeds to be delayed by one business day, dividends will be accrued through (and including) the day prior to the business day on which such proceeds are wired.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received

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upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares, as applicable.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund’s dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all its investments will be 120 days or less. No Fund will purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Information on Trustees and Officers

The Board of Trustees of the Trust (the “Board”) consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board of Trustees has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with

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service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Funds’ investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds’ performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s audited financial statements; (4) review any issues raised by the independent auditors or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of (a) each Fund’s internal audit function provided by its investment adviser and (b) the independent auditors; (6) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; and (7) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2011, the Audit Committee met four times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees.

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The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2011, the Governance Committee met four times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust’s compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2011, the Compliance Committee met eight times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review each Fund’s investment objectives, policies and practices and each Fund’s investment performance; (2) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (3) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (4) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, Fund mergers or liquidations; (5) request and review information on the nature, extent and quality of services provided to the shareholders; and (6) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended October 31, 2011, the Performance Oversight Committee met four times.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the “Product Pricing Committee”) comprised of nine members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. Two independent board members representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. During the fiscal year ended October 31, 2011, the Product Pricing Committee met two times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Paul L. Audet, who serves as an interested Trustee. The principal responsibilities of

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the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended October 31, 2011, the Executive Committee did not hold a formal meeting.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Funds and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

David O. Beim	David O. Beim has served for approximately 13 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.

Ronald W. Forbes	Ronald W. Forbes has served for more than 30 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. This length of service provides Mr. Forbes with direct knowledge of the operation of the Funds and the business and regulatory issues facing the Funds. He currently serves as professor emeritus at the School of Business at the State University of New York at Albany, and has served as a professor of finance thereof since 1989. Mr. Forbes’ experience as a professor of finance provides valuable background for his service on the boards. Mr. Forbes has also served as a member of the task force on municipal securities markets for Twentieth Century Fund.

Dr. Matina S. Horner	Dr. Matina S. Horner has served for approximately seven years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her service as executive vice president of Teachers Insurance and Annuity Association and College Retirement Equities Fund. This experience provides Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Investment Officer of Temple University for two years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

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Trustees	Experience, Qualifications and Skills

Herbert I. London	Herbert I. London has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. Dr. London’s experience as president of the Hudson Institute, a world renowned think tank in Washington D.C., since 1997 and in various positions at New York University provide both background and perspective on financial, economic and global issues, which enhance his service on the Board. He has authored several books and numerous articles, which have appeared in major newspapers and journals throughout the United States.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Toby Rosenblatt	Toby Rosenblatt has served for approximately 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has served as president and general partner of Founders Investments, Ltd., a private investment limited partnership, since 1999, providing him with relevant experience with the issues faced by investment management firms and their clients. Mr. Rosenblatt has been active in the civic arena and has served as a trustee of a number of community and educational organizations for over 30 years.

Kenneth L. Urish	Kenneth L. Urish has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting, including extensive accounting-related experience. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

Frederick W. Winter	Frederick W. Winter has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof since 1997. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Interested Trustees

Paul L. Audet

Paul L. Audet has a wealth of experience in the investment management industry, including more than
13 years with BlackRock and over 20 years in finance and asset management. His expertise in finance is demonstrated by his positions as Chief Financial Officer of BlackRock and Head of BlackRock’s Global Cash Management business. Mr. Audet currently is a member of BlackRock’s Global Operating and Corporate Risk Management Committees, the BlackRock Alternative Investors Executive Committee and the Investment Committee for the Private Equity Fund of Funds. Prior to joining BlackRock, Mr. Audet was the Senior Vice President of Finance at PNC Bank Corp. and Chief Financial Officer of the investment management and mutual fund processing business and Head of PNC’s Mergers & Acquisitions unit.

Henry Gabbay	Henry Gabbay’s many years of experience in finance provides the Boards with a wealth of practical business knowledge and leadership. In particular, Mr. Gabbay’s experience as a Consultant for and Managing Director of BlackRock, Inc., Chief Administrative Officer of BlackRock and President of BlackRock Funds provides the Funds with greater insight into the analysis and evaluation of both their existing investment portfolios and potential future investments as well as enhanced oversight of their investment decisions and investment valuation processes. In addition, Mr. Gabbay’s former positions as Chief Administrative Officer of the BlackRock and as Treasurer of certain closed-end funds in the BlackRock Fund Complex provides the Boards with direct knowledge of the operations of the Funds and their investment advisers, respectively. Mr. Gabbay’s previous service on and long-standing relationship with the Board also provides him with a specific understanding of the Funds, their operations, and the business and regulatory issues facing the Funds.

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Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, their principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any public company and investment company directorships held during the past five years:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Independent Trustees[1]

David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2007 to present	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and culture center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None

Ronald W. Forbes[4] 55 East 52nd Street New York, NY 10055 1940	Trustee	2007 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Dr. Matina S. Horner[5] 55 East 52nd Street New York, NY 10055 1939	Trustee	2004 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Rodney D. Johnson[4] 55 East 52nd Street New York, NY 10055 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.	33 RICs consisting of 107 Portfolios	None

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	2007 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2007 to present	Professor, Harvard Business School since 1989; Director, MacLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance)

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Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt[7] 55 East 52nd Street New York, NY 10055 1938	Trustee	2005 to present	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	A.P. Pharma, Inc. (pharmaceuticals) (1983-2011)

Kenneth L. Urish[8] 55 East 52nd Street New York, NY 10055 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 107 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None

Interested Trustees[1,9]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	2011 to present

Senior Managing Director, BlackRock, Inc. and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

				159 RICs consisting of 286 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	159 RICs consisting of 286 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

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[2]

Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Oversight Committee.
[4]	Co-Chair of the Board.
[5]	Chair of the Governance Committee.
[6]	Chair of the Compliance Committee.
[7]	Vice-Chair of the Performance Oversight Committee.
[8]	Chair of the Audit Committee.
[9]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person,” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their address and year of birth, their principal occupations for at least the last five years, length of time served, total number of registered investment companies consisting of investment portfolios overseen in the BlackRock-advised Funds and any public company and investment company directorships held during the past five years:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	2010 to present	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	62 RICs consisting of 189 Portfolios	None

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 90 Portfolios	None

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.	159 RICs consisting of 286 Portfolios	None

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.	24 RICs consisting of 90 Portfolios	None

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Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.	24 RICs consisting of 90 Portfolios	None

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer and Assistant Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	159 RICs consisting of 286 Portfolios	None

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	159 RICs consisting of 286 Portfolios	None

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	2007 to present	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.	159 RICs consisting of 286 Portfolios	None

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	2010 to present	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.	163 RICs consisting of 528 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board.

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2011 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds

Interested Trustees:

Paul L.Audet	None	Over $100,000

Henry Gabbay	None	Over $100,000

Independent Trustees:

David O. Beim	None	Over $100,000

Ronald W. Forbes	None	Over $100,000

Dr. Matina Horner	None	Over $100,000

Rodney D. Johnson	None	Over $100,000

Herbert I. London	None	$50,001-$100,000

Cynthia A. Montgomery	None	Over $100,000

Joseph P. Platt	None	Over $100,000

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Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds

Robert C. Robb, Jr.	None	Over $100,000

Toby Rosenblatt	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Frederick W. Winter	None	Over $100,000

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers except that Trustees of the Trust are eligible to purchase Institutional Shares of the Funds without regard to any minimum investment amount that would otherwise apply.

As of February 1, 2012, the Trustees and officers of the Trust as a group owned less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2011, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Manager.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Board are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. For the year ended December 31, 2010, Messrs. Forbes and Johnson each received additional compensation of $40,000 (allocated among the non-money market funds in the Equity-Liquidity Complex) in recognition of their work on the Product Pricing Committee.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $506,250, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such BlackRock Fund Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board of the Trust or of any other BlackRock-advised Fund may modify the board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

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The following table sets forth the compensation earned by Trustees from the Funds for the fiscal year ended October 31, 2011 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2011.

Name	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust and other BlackRock- Advised Funds[1]

Independent Trustees:

David O. Beim[2]	$49,868	$6,467	$10,809	$7,083	$405	$3,299	$2,755	$747	$550	$425	None	$300,000

Ronald W. Forbes[3]	$53,476	$6,919	$11,577	$7,580	$416	$3,520	$2,937	$783	$572	$438	None	$320,000

Dr. Matina Horner[4]	$49,868	$6,467	$10,809	$7,083	$405	$3,299	$2,755	$747	$550	$425	None	$300,000

Rodney D. Johnson[3]	$53,476	$6,919	$11,577	$7,580	$416	$3,520	$2,937	$783	$572	$438	None	$320,000

Herbert I. London	$45,357	$5,902	$9,850	$6,462	$392	$3,022	$2,528	$702	$523	$410	None	$275,000

Cynthia A. Montgomery	$45,357	$5,902	$9,850	$6,462	$392	$3,022	$2,528	$702	$523	$410	None	$275,000

Joseph P. Platt[5]	$49,868	$6,467	$10,809	$7,083	$405	$3,299	$2,755	$747	$550	$425	None	$310,000

Robert C. Robb, Jr.	$45,357	$5,902	$9,850	$6,462	$392	$3,022	$2,528	$702	$523	$410	None	$275,000

Toby Rosenblatt[6]	$49,868	$6,467	$10,809	$7,083	$405	$3,299	$2,755	$747	$550	$425	None	$300,000

Kenneth L. Urish[7]	$49,868	$6,467	$10,809	$7,083	$405	$3,299	$2,755	$747	$550	$425	None	$310,000

Frederick W. Winter	$45,357	$5,902	$9,850	$6,462	$392	$3,022	$2,528	$702	$523	$410	None	$275,000

Interested Trustees:

Paul Audet[8]	None	None	None	None	None	None	None	None	None	None	None	None

Richard S. Davis[9]	None	None	None	None	None	None	None	None	None	None	None	None

Henry Gabbay	$32,185	$4,142	$7,457	$6,206	$289	$2,565	$1,788	$483	$388	$295	None	$625,000

[1]	For the number of BlackRock-advised RICs and Portfolios from which each Trustee receives compensation, see the Biographical Information chart beginning on page I-27.
[2]	Chair of the Performance Oversight Committee
[3]	Co-Chair of the Board
[4]	Chair of the Governance Committee
[5]	Chair of the Compliance Committee
[6]	Vice Chair of the Performance Oversight Committee
[7]	Chair of the Audit Committee
[8]	Mr. Audet was appointed to serve as a Trustee of the Trust effective September 22, 2011.
[9]	Mr. Davis resigned as a Trustee of the Trust and as a director or trustee of all other BlackRock-advised Funds in September 2011.

Management Services

BlackRock provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BlackRock under the Management Agreement are described under the “Investment Strategies, Risks and Policies — Portfolio Transactions” section above and in the Funds’ prospectuses.

The administrative services provided by BlackRock under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund

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accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BlackRock to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator” below, BlackRock has engaged BNY Mellon, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BlackRock is entitled to receive the following annual management fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The management fee of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Calculation A	Calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each Fund at the levels shown below and in a Fund’s fees and expenses table in each Fund’s “Fund Overview” section of the prospectuses). To achieve these expenses caps, BlackRock has agreed to waive or reimburse fees or expenses for each Fund if these expenses exceed a certain limit as indicated in the table below.

Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
MuniFund	0.20%
MuniCash	0.20%
FedFund	0.20%

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Contractual Cap[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual cap is in effect until March 1, 2013. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Prior to July 1, 2011, BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., acted as each Fund’s manager and was compensated according to the same management fee rate. Set forth below are the management fees (after waivers) paid by each Fund to the Manager and to BIMC, and the management fees waived by the Manager and BIMC, for the periods indicated.

	Fiscal Year Ended October 31, 2011				Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009
Fund	Fees Paid to BIMC (After Waivers)[1]	Waivers[1]	Fees Paid to the Manager (After Waivers)[2]	Waivers[2]	Fees Paid to BIMC (After Waivers)	Waivers	Fees Paid to BIMC (After Waivers)	Waivers

TempFund	$76,041,712	$2,941,341	$29,110,076	$1,547,028	$111,220,007	$4,963,719	$116,005,084	$4,560,614

TempCash	9,645,027	3,336,094	3,337,455	1,637,991	11,836,944	4,989,687	15,664,749	5,054,563

FedFund	14,025,580	2,448,289	5,542,667	3,023,519	25,286,051	1,894,495	29,589,438	1,793,220

T-Fund	6,205,177	3,238,927	2,122,219	5,853,460	12,591,616	3,244,865	20,194,529	2,222,494

Federal Trust Fund	153,151	209,087	15,557	154,169	404,336	432,771	684,841	553,902

Treasury Trust Fund	2,657,575	2,841,511	310,450	2,993,624	4,215,145	4,111,064	8,230,446	1,947,454

MuniFund	4,019,614	2,333,481	1,367,236	1,209,829	8,119,458	3,656,373	9,264,503	3,594,120

MuniCash	760,400	789,840	257,751	328,058	1,748,108	1,698,676	1,149,762	1,215,590

California Money Fund	409,219	525,864	138,519	317,530	767,836	947,749	1,207,657	1,413,004

New York Money Fund	233,826	338,063	51,626	179,404	477,054	619,358	784,914	956,277

[1]	For the period November 1, 2010 to June 30, 2011.
[2]	For the period July 1, 2011 to October 31, 2011.

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Trust’s Annual Report for the year ended October 31, 2011.

Potential Conflicts of Interest

Barclays PLC (“Barclays”) and PNC each have a significant economic interest in BlackRock, Inc., the parent of BlackRock, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock, BlackRock, Inc. and their affiliates (referred to in this section collectively as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of Barclays and its affiliates (collectively, the “Barclays Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or the Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, PNC, Barclays and their respective affiliates (including, for these purposes, their directors,

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partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates or a Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts.

BlackRock and its Affiliates or a Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or Barclays Entity-managed accounts and such other accounts will achieve investment results that

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are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a Barclays Entity. One or more Affiliates or Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or Barclays Entities and may also enter into transactions with other clients of an Affiliate or Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or the Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or the Barclays Entities.

One or more Affiliates or one of the Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or Barclays Entity will be in its view commercially reasonable, although each Affiliate or Barclays Entity, including its sales

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personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or Barclays Entity of any such fees or other amounts.

When an Affiliate or Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or Barclays Entities in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

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BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/ markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates or a Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a Barclays Entity has significant debt or equity investments or in which an Affiliate or Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a Barclays Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and the Barclays

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Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or the Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or the Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about obtaining documents on the SEC’s website without charge may be obtained by calling the SEC at (800) SEC-0330. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a

39

company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of the Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

The custody arrangement with the custodian may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangement with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, portfolio managers of BlackRock do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and Barclays Entities, including BlackRock, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

BNY Mellon Investment Servicing (US) Inc. (previously defined as “BNY Mellon”), formerly PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), serves as the Trust’s sub-administrator. BNY Mellon has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. As the Trust’s sub-administrator, BNY Mellon has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

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For sub-administrative services, BNY Mellon is entitled to receive from BlackRock compensation as set forth below:

Asset Based Fee:

An annual fee of 0.00065% of the Funds’ aggregate average net assets paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $38,250 per Fund.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class/Feeder Fee:

An annual multiple class/feeder fee of .0050% of each class/feeder’s average net assets (not to exceed $24,000 annually per class/feeder) per class/feeder per Fund for each class and payable monthly.

In addition, BlackRock also pays BNY Mellon for certain annual tax services, compliance support services, regulatory filing services and reimburses BNY Mellon for certain out-of-pocket expenses.

Effective July 1, 2010, PNC GIS was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of BlackRock. At the close of the sale, PNC GIS changed its name to BNY Mellon Investment Servicing (US) Inc. For the periods set forth below, the Funds paid PNC GIS the following fees for sub-administration services:

	Fiscal Year Ended October 31,
Fund	2010[1]	2009

TempFund	$545,557	$830,402

TempCash	$96,111	$163,434

FedFund	$147,947	$252,580

T-Fund	$116,733	$222,450

Federal Trust Fund	$18,212	$35,350

Treasury Trust Fund	$60,275	$98,597

MuniFund	$80,459	$132,256

MuniCash	$31,725	$42,979

California Money Fund	$24,326	$42,576

New York Money Fund	$17,534	$35,003
[1]	For the period November 1, 2009 to June 30, 2010, during which time PNC GIS was an affiliate of BlackRock.

Distributor

BRIL serves as the distributor of the Trust’s shares. BRIL, an indirect wholly-owned subsidiary of BlackRock, Inc., is a Delaware limited liability corporation and has its principal business address at 40 East 52nd Street, New York, New York 10022. BlackRock is an affiliate of BRIL. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof.

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Custodian and Transfer Agent

The Bank of New York Mellon, which has its principal offices at One Wall Street, New York, NY 10286, serves as the custodian for each Fund.

BNY Mellon Investment Servicing (US) Inc., which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as transfer agent and dividend disbursing agent for each Fund.

Service Organizations

The Funds may enter into agreements with institutional investors (previously defined as “Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Premier Choice Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; the “Distribution and Services Plan” for the Plus Shares; and a “Shareholders Services Plan” and “Distribution Plan” for each of the Premier, Private Client and Select Shares), which have been adopted by the Trust’s Board pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan and Premier Choice Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares or Premier Choice Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially

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own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep and/or allocation services (“Sweep/Allocation Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s demand deposit account (“DDA”) and/or employee benefits system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and overhead and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of the New York Money and California Money Funds) (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the

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information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

Pursuant to the Select Shares, Private Client Shares and Premier Shares Distribution (12b-1) Plans, each Fund will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35% and 0.10%, respectively, of the average daily net asset value of such shares held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annualized basis) of the average daily net asset value of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by Service Organizations for the benefit of their customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to

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Service Organizations for providing services which may include the services provided for Dollar Shares as described in sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

With respect to the Select Shares, Premier Shares and Private Client Shares, until March 1, 2013, BRIL has contractually agreed to waive all or a portion of the fees to which it is entitled under the Distribution Plan and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and the Shareholder Services Plan and related Agreement so that after such waivers, the maximum net annual fund ordinary operating expense ratios do not exceed (i) 1.00% of the average daily net assets of each Fund for Select Shares; (ii) 0.68% of the average daily net assets of each Fund for Private Client Shares; and (iii) 0.68% of the average daily net assets of each Fund for Premier Shares.

The Board has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plan (12b-1 Plan) of the Cash Plus Shares, Plus Shares, Select Shares, Private Client Shares or Premier Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Independent Trustees.

The Manager, BRIL, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous — Other Information” below.

The following chart provides information with respect to the fees paid to, and waived by, Service Organizations during the fiscal year ended October 31, 2011. A significant portion of the fees collected by Service Organizations were paid to affiliates for providing shareholder servicing activities to the Funds’ share classes.

Fund/Share Class*	Total Shareholder Servicing Fees	Total Distribution (12b-1) Fees	Shareholder Servicing Fees Waived	Distribution (12b-1) Fees Waived

TempFund/Dollar	$4,118,326	—	$2,183,109	—

TempFund/Cash Reserve	82,019	—	56,356	—

TempFund/Cash Management	6,288,467	—	4,977,600	—

TempFund/Administration	2,006,468	—	259,266	—

TempFund/Select	2,775,550	$1,928,885	2,095,760	$1,928,885

TempFund/Private Client	82,258	57,580	62,209	57,580

TempFund/Premier	162,932	32,586	121,802	32,586

TempCash/Dollar	1,779,916	—	870,792	—

TempCash/Administration	8,884	—	50	—

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Fund/Share Class*	Total Shareholder Servicing Fees	Total Distribution (12b-1) Fees	Shareholder Servicing Fees Waived	Distribution (12b-1) Fees Waived

FedFund/Dollar	$1,232,251	—	$1,148,007	—

FedFund/Cash Reserve	13,654	—	12,888	—

FedFund/Cash Management	59,915	—	57,980	—

FedFund/Administration	26,317	—	20,178	—

FedFund/Select	614,285	$429,999	593,903	$429,999

FedFund/Private Client	121,892	85,324	117,969	85,324

FedFund/Premier	13,592	2,718	13,027	2,718

T-Fund/Dollar	1,035,449	—	1,027,402	—

T-Fund/Cash Management	2,818,331	—	2,806,297	—

T-Fund/Administration	34,620	—	33,815	—

T-Fund/Select	835,796	585,057	830,476	585,057

T-Fund/Premier	10,717	2,144	10,686	2,143

Federal Trust/Dollar	36,816	—	36,749	—

Federal Trust/Cash Management	5,198	—	5,197	—

Federal Trust/Administration	800	—	798	—

Treasury Trust/Dollar	421,762	—	421,757	—

Treasury Trust/Cash Management	79,061	—	79,061	—

Treasury Trust/Administration	156,612	—	156,611	—

MuniFund/Dollar	309,073	—	207,096	—

MuniFund/Cash Management	18,192	—	14,384	—

MuniFund/Administration	455,541	—	130,283	—

MuniFund/Select	99,483	$69,638	82,889	$69,638

MuniFund/Private Client	16,307	11,415	13,250	11,414

MuniFund/Premier	59,785	11,957	49,478	11,957

MuniCash/Dollar	221,708	—	109,681	—

California Money Fund/Dollar	17,202	—	10,443	—

California Money Fund/Cash Management	17	—	12	—

California Money Fund/Administration	1,884	—	564	—

California Money Fund/Select	63,651	44,556	52,345	44,556

California Money Fund/Private Client	23,917	16,742	19,724	16,741

California Money Fund/Premier	9,334	1,867	7,598	1,866

New York Money Fund/Dollar	949	—	660	—

New York Money Fund/Cash Management	40,192	—	35,361	—

New York Money Fund/Administration	11,694	—	5,824	—

New York Money Fund/Select	48,812	34,168	43,059	34,168

New York Money Fund/Private Client	18,248	12,774	15,909	12,773

New York Money Fund/Premier	1,194	239	1,074	238

*	Share classes that had no shares outstanding as of October 31, 2011 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

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ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were to fail to qualify as a regulated investment company notwithstanding the availability of certain relief provisions, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in

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which its offices are maintained, in which agents or independent contractors are located, in which it is otherwise deemed to be conducting business or from which it is deriving income or otherwise has established a taxable nexus, a Fund may be subject to the tax laws of such states or localities.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends are included, however, in determining the portion of a shareholder’s social security benefits and railroad retirement benefits that are subject to federal income taxes. Moreover, interest on certain otherwise tax-exempt securities is subject to a federal alternative minimum tax. Funds that invest in tax-exempt securities may at times buy such investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates; for federal income tax purposes, if the security is disposed of at a gain, some or all of this market discount will be included in the Fund’s ordinary income and will be an ordinary income dividend for federal income tax purposes and for purposes of New York State, New York City, California, and certain other state and local personal income taxes, if applicable, when distributed to shareholders. The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to January 1, 2013. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

In general, any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to the shares; to the extent not disallowed, such loss will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Such loss will be allowed, however, in the case of shares acquired after December 22, 2010 in a Fund that declares exempt interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in the shareholder’s shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Each Fund will furnish its shareholders with a written statement reporting the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

If the value of assets held by a Fund declines, the Board may authorize a reduction in the number of outstanding shares of the Fund in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining shares of the Fund; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

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A loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends and capital gain dividends (“backup withholding”). Backup withholding could be required on distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund if such Fund does not reasonably estimate that at least 95% of its distributions during the taxable year are comprised of exempt-interest dividends. Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Recently enacted legislation will impose a 3.8% tax on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax. Dividends derived by a RIC from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax. Where possible, each Fund intends to report distributions in this manner. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be

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reported as consisting of qualified short term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders. Unless extended by Congress, this provision regarding interest-related dividends and short term capital gain dividends generally would only apply to distributions with respect to taxable years of a Fund beginning before January 1, 2012.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states and localities exempt from income taxation dividends paid by RICs that are derived from interest on United States Treasury obligations. State and local law varies as to whether dividend income attributable to United States Treasury obligations is exempt from income tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and reported by the Fund as exempt-interest dividends in a written statement furnished to its shareholders may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislation, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

50

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and/or Select Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the

51

value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ Manager, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the Manager or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The foregoing information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the Manager utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board has full power and authority, in its sole discretion, and without

52

obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders of a Fund owning at least 25% of the Fund’s shares, the Trust will call for a meeting of shareholders of such Fund to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar, Plus, Premier, Premier Choice, Private Client and Select Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any Trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, Pennsylvania 19103, has been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2012.

53

FINANCIAL STATEMENTS

The Annual Report for the fiscal year ended October 31, 2011 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2011 have been audited by the Trust’s independent registered public accounting firm, Deloitte & Touche LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. The Financial Statements in the Annual Report have been incorporated by reference herein in reliance upon such report given upon the authority of such firm as an expert in auditing.

MISCELLANEOUS

Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Trust’s Board. The Trust expects BlackRock and its affiliates to vote proxies related to the Funds’ portfolio securities for which a Fund has voting authority consistent with the Fund’s best interests. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Funds’ proxies. The Proxy Voting Policy is attached as Appendix D.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the SEC’s web site at http://www.sec.gov.

Other Information

The Manager, BRIL and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, Service Organizations and intermediaries in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Manager, BRIL and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Manager, BRIL and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. Furthermore, the Manager, BRIL and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Manager, BRIL and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Service Organizations and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective

54

of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2011, the value of a Fund’s aggregate holdings, if any, of the securities of each of its regular brokers or dealers or their parents is set forth below:

TempFund Regular Broker Dealer	Security	Value ($000)

Deutsche Bank Securities Inc.	D	$1,305,000

J.P. Morgan Securities	D	$1,147,200

Barclays Bank PLC	D	$799,653

UBS Securities LLC	D	$1,755,906

Credit Suisse Securities (USA) LLC	D	$2,199,965

RBS Securities Inc.	D	$408,652

TempCash Regular Broker Dealer	Security	Value ($000)

Credit Suisse Securities (USA) LLC	D	$199,872

J.P. Morgan Securities	D	$151,820

UBS Securities LLC	D	$109,159

Certain Record Holders

As of February 10, 2012, the following persons owned beneficially or of record 5% or more of a class of shares of a Fund:

Name	Address	Percent
California Money Fund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	100.00%

Cash Management Shares

GE Financial Trust Company	3200 N. Central Avenue Phoenix, AZ 85012	99.94%

Dollar Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	94.80%
Institutional Shares

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	24.27%

Marshall & Ilsley Trust Co.	11270 West Park Place Milwaukee, WI 53224	18.34%

State Street Bank & Trust	P O Box 5489 Boston, MA 02206	12.58%

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	10.94%

First American Trust Company	5 First American Way Santa Ana, CA 92707	8.36%

55

Name	Address	Percent

US Bank	1555 N. Rivercenter Drive Milwaukee, WI 53212	6.76%

Citizens Business Bank	P O Box 2549 Rancho Cucamonga, CA 91729	6.10%

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Private Client Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Federal Trust Fund

Administration Shares

ING National Trust	1 Heritage Drive North Quincy, MA 21710	99.33%

Dollar Shares

Marshall & Ilsley Trust Co.	11270 West Park Place Milwaukee, WI 53224	48.38%

SI Trust Services	80 West Street Suite 201 Rutland, VT 05701	27.70%

Bank of America	135 South LaSalle Street Chicago, IL 60603	14.27%

JPMorganChase	4 New York Plaza, 21F New York, NY 10004	9.64%

Institutional Shares

SEI Private Trust Co.	One Freedom Valley Drive Oaks, PA 19456	40.44%

Walgreen Co.	200 Wilmont Road Deerfield, IL 60015	14.52%
PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	8.87%

State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	8.12%

Marshall & Ilsley Trust Co.	11270 West Park Place Milwaukee, WI 53224	7.75%

Publix Supermarkets Inc.	P.O. Box 32018 Lakeland, FL 33802	5.57%

56

Name	Address	Percent

FedFund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	100.00%

Cash Management Shares

Bank of America	135 South LaSalle Street Chicago, IL 60603	100.00%

Cash Reserves Shares

Forward Funds Inc.	101 California St. San Francisco, CA 94111	96.90%

Dollar Shares

PNC Bank	620 Liberty Ave. Pittsburgh, PA 15265	85.27%

Metavante	1800 NW Loop 281 Longview, TX 75604	13.01%

Institutional Shares

Virginia Retirement System	100 Bellevue Parkway Wilmington, DE 19809	11.44%

JPMorganChase	10420 Highland Manor Tampa, FL 33610	10.37%

FDIC National Receivership	3501 Fairfax Drive, Rm E50 Arlington, VA 22226	9.75%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	5.81%

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	5.11%

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Private Client Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%
Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

MuniCash

Cash Reserves Shares

Citizens National Bank	P O Box 911 Meridian, MS 39302	100.00%

57

Name	Address	Percent

Dollar Shares

National Financial Services	1000 Plaza 5 Harborside Jersey City, NJ 07311	87.80%

National Independent Trust Co.	P O Box 1410 Ruston, LA 71273	10.59%

Institutional Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	53.86%

National Independent Trust Co.	P O Box 1410 Ruston, LA 71273	13.93%

Wawa Inc.	Baltimore Pike Wawa, PA 19063	8.17%

MuniFund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	92.63%

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	6.44%

Cash Management Shares

GE Financial Trust Company	3200 N. Central Avenue Phoenix, AZ 85012	84.92%

Gibraltar Bank	One Freedom Valley Drive Oaks, PA 19456	15.08%

Dollar Shares

Metavante	1800 NW Loop 281 Longview, TX 75604	98.03%

Institutional Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	37.28%

Union Bank	P O Box 85484 San Diego, CA 92186	8.42%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	8.20%
JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	6.81%

Metavante	1800 NW Loop 281 Longview, TX 75604	5.29%

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

58

Name	Address	Percent

Private Client Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

New York Money Fund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	100.00%

Cash Management Shares

City National Bank	400 North Roxbury Dr. Beverly Hills, CA 90210	100.00%

Institutional Shares

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	54.29%

SEI Private Trust Company	One Freedom Valley Drive Oaks, PA 19456	11.82%

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	10.52%

City National Bank	P O Box 60520 Los Angeles, CA 90060	6.79%

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Private Client Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%
TempCash

Dollar Shares

National Financial Services	1000 Plaza 5 Harborside Jersey City, NJ 07311	40.13%

Citigroup	3800 Citibank Center Tampa, FL 33610	32.82%

Liberty Mutual	1191 Second Ave., Suite 30 Seattle, WA 98101	24.23%

59

Name	Address	Percent

Institutional Shares

JPMorganChase	10420 Highland Manor Dr. Tampa, FL 33610	37.74%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	29.02%

First Hawaiian	One Freedom Valley Drive Oaks, PA 19456	7.89%

TempFund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	81.19%

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	6.87%

Deutsche Bank	60 Wall Street New York, NY 10005	6.24%

Cash Management Shares

Capital Trust Company	2711 Centerville Road Wilmington, DE 19808	46.96%

ING	400 Atrium Drive Somerset, NJ 08873	34.35%

Bank of America	135 S. LaSalle Street Chicago, IL 60603	9.63%

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	6.63%

Cash Reserves Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	40.97%

Deutsche Bank	60 Wall Street New York, NY 10005	25.82%

ING National Trust	400 Atrium Drive Somerset, NJ 08873	22.56%

Exchange Bank	440 Aviation Blvd. Santa Rosa, CA 95403	10.52%
Dollar Shares

PNC Bank	620 Liberty Ave. Pittsburgh, PA 15265	61.70%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	12.00%

Citigroup	3800 Citibank Center Tampa, FL 33610	7.58%

Institutional Shares

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	20.20%

60

Name	Address	Percent

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Private Client Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

T-Fund

Administration Shares

Deutsche Bank	60 Wall Street New York, NY 10005	95.80%

Cash Management Shares

GE Financial Trust Company	3200 N. Central Avenue Phoenix, AZ 85012	51.73%

Union Bank	530 B Street San Diego, CA 92101	39.45%

Dollar Shares

Union Bank	530 B Street San Diego, CA 92101	78.47%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	16.15%

Institutional Shares

State Street Global	1776 Heritage Drive Quincy, MA 02170	23.71%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	11.05%

Union Bank	530 B Street San Diego, CA 92101	10.90%

SmithKline Beecham Corp.	200 N. 16th Street Philadelphia, PA 19102	10.43%

State Street Global	1166 Avenue of the Americas New York, NY 10036	6.13%

Premier Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

Select Shares

JPMorganChase	One Metrotech Center North Brooklyn, NY 11201	100.00%

61

Name	Address	Percent

Treasury Trust Fund

Administration Shares

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	96.16%

Cash Management Shares

Gibraltar Bank	One Freedom Valley Drive Oaks, PA 19456	65.60%

US Bank	1555 N. Rivercenter Drive Milwaukee, WI 53212	34.40%

Dollar Shares

State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	31.44%

PNC Bank	620 Liberty Ave. Pittsburgh, PA 15265	27.36%

BNY Mellon	525 William Penn Place Pittsburgh, PA 15230	17.16%

PNC Bank	249 Fifth Avenue Pittsburgh, PA 15222	5.50%

Deutsche Bank	60 Wall Street New York, NY 10005	5.48%

Institutional Shares

Bank of America	1201 Main Street Dallas, TX 75202	24.65%

Banc of America Securities	200 North College St. Charlotte, NC 28255	11.10%

Bank of New York	111 Sander Creek Parkway East Syracuse, NY 13057	9.77%

Whittier Trust Company	1600 Huntington Drive South Pasadena, CA 91030	7.83%

PNC Bank	8800 Tinicum Blvd. Philadelphia, PA 19153	6.52%

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” — Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s has devised two types of ratings in order to comment on the risks associated with payment in currencies other than the entity’s home country. Such payments typically are made outside the company’s home country, so the risks encompass both transfer and convertibility.

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A local currency rating is our current opinion of an obligor’s overall capacity to generate sufficient local currency resources to meet its financial obligations (both foreign and local currency), absent the risk of direct sovereign intervention that may constrain payment of foreign currency debt. Depending on the location of a company’s operations, such intervention could relate to more than one government. Local currency credit ratings are provided on our global scale or on separate national scales, and may be either issuer or specific issue credit ratings. Country or economic risk considerations factored into local-currency ratings include the impact of government policies on the obligor’s business and financial environment, including factors such as the exchange rate, interest rates, inflation, labor market conditions, taxation, regulation, and infrastructure. However, the opinion does not address transfer and other risks related to direct sovereign intervention to prevent the timely servicing of cross-border obligations.

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A foreign currency credit rating is our current opinion of an obligor’s overall capacity to meet all financial obligations — including its foreign-currency-denominated financial obligations. It may take be either an issuer or an issue credit rating. As in the case of local currency credit ratings, a foreign currency credit opinion on our global scale is based on the obligor’s individual credit characteristics, including the influence of country or economic risk factors. However, unlike local currency ratings, a foreign currency credit rating includes transfer and other risks related to sovereign actions that may directly affect access to the foreign exchange needed for timely servicing of the rated obligation. Transfer and other direct sovereign risks addressed in such ratings include the likelihood of foreign-exchange controls and the imposition of other restrictions on the repayment of foreign debt.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” — This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” — This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” — Short-term debt rated “R-1(high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Short-term debt rated “R-1(high)” is unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1(middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. This rating differs from R-1 (high) by a relatively modest degree. Short-term debt rated “R-1(middle)” is unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1(low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. The overall strength of short-term debt rated “R-1 (low)” is not as favourable as higher rating categories and such short-term debt may be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. Short-term debt rated “R-2 (high)” may be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. Short-term debt rated “R-2 (middle)” may be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. Short-term debt rated “R-2 (low)” may be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. Short-term debt rated “R-3” may be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment within one year, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s has devised two types of ratings in order to comment on the risks associated with payment in currencies other than the entity’s home country. Such payments typically are made outside the company’s home country, so the risks encompass both transfer and convertibility.

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A local currency rating is our current opinion of an obligor’s overall capacity to generate sufficient local currency resources to meet its financial obligations (both foreign and local currency), absent the risk of direct sovereign intervention that may constrain payment of foreign currency debt. Depending on the location of a company’s operations, such intervention could relate to more than one government. Local currency credit ratings are provided on our global scale or on separate national scales, and may be either issuer or specific issue credit ratings. Country or economic risk considerations factored into local-currency ratings include the impact of government policies on the obligor’s business and financial environment, including factors such as the exchange rate, interest rates, inflation, labor market conditions, taxation, regulation, and infrastructure. However, the opinion does not address transfer and other risks related to direct sovereign intervention to prevent the timely servicing of cross-border obligations.

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A foreign currency credit rating is our current opinion of an obligor’s overall capacity to meet all financial obligations — including its foreign-currency-denominated financial obligations. It may take be either an issuer or an issue credit rating. As in the case of local currency credit ratings, a foreign currency credit opinion on our global scale is based on the obligor’s individual credit characteristics, including the influence of country or economic risk factors. However, unlike local currency ratings, a foreign currency credit rating includes transfer and other risks related to sovereign actions that may directly affect access to the foreign exchange needed for timely servicing of the rated obligation. Transfer and other direct sovereign risks addressed in such ratings include the likelihood of foreign-exchange controls and the imposition of other restrictions on the repayment of foreign debt.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” — Securities considered to be speculative. For issuers and performing obligations, “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” — Securities considered to be highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” — Securities have high default risk. For issuers and performing obligations, default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” — Indicates an entity that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” — Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. The credit quality differs from the credit quality of long-term debt rated “AAA” only to a small degree. Long-term debt rated “AA” is unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. Long-term debt rated “A” may be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. Long-term debt rated “BBB” may be vulnerable to future events.

“BB” — Long-term debt rated “BB” is considered to be of speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Long-term debt rated “BB” is vulnerable to future events.

“B” — Long-term debt rated “B” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC / CC / C” — Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

“D” — A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high” and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1”—The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

APPENDIX B

ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

Following is a brief summary of some of the factors that may affect the financial condition of the State of California (referred to herein as the “State” or “California”) and its political subdivisions. The summary is neither a complete nor a comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, social and environmental policies and conditions, and the national and international markets for products produced in California, could have an adverse impact on the financial condition of California and its political subdivisions. It is not possible to predict whether and to what extent those factors may affect the financial condition of California and its political subdivisions.

The following summary is based upon the most recent publicly available budget documents and offering statements relating to public debt offerings of the State. This summary has not been updated nor will it be updated during the year. Neither the Fund nor its legal counsel has independently verified this information.

Overview

The United States economy plunged into a deep recession that began in December 2007 and ended in June 2009 combined with a severe financial crisis in 2008 and early 2009. The State, like the rest of the nation, has been slowly emerging from this recession, the most significant economic downturn since the Great Depression. According to the State Department of Finance (the “Department of Finance”), after ending 2010 with some momentum, positive economic signs for the State continued throughout 2011. State Labor market conditions improved, based on job growth and a declining unemployment rate. However, the State’s unemployment rate, at 11.1 percent in December 2011, is nearly 3 percent higher than the national average and the State’s job total remains approximately 1.0 million below its pre-recession peak total in July 2007. Furthermore, weak housing markets and depressed construction activity continues to dampen economic growth within the State.

In addition to a slow recovery from the recent recession, California continues to face serious budgetary problems as a result of continuing structural imbalance between State revenues and expenditures. The decline in the General Fund of the State Treasury (the “General Fund”) revenue, which fell more than 18 percent in fiscal year 2009-10 from the height in fiscal year 2007-08, has contributed to the continued deficits. Further, over the past decade, many of the budget balancing actions taken by the State to provide short-term budget relief have merely pushed costs into future years. These actions have included public borrowing, borrowings from local governments and State interfund borrowings, as well as the deferral of payments from one fiscal year to another, including the deferral of substantial payments owed to the California school system in future years when revenue levels recover. California’s budgetary problems have been further exacerbated by the use of flawed assumptions, particularly substantial expenditure reduction proposals that did not materialize.

The adopted budget for fiscal year 2011-12 (the “2011-12 Budget Act”), which was adopted in June 2011, attempted to address a $26.6 billion budget gap for fiscal years 2010-11 and 2011-12, and was projected to leave a fiscal year-end reserve of $543.0 million. However, by the time the Governor introduced his 2012-13 budget proposal in January 2012, the Governor was already projecting a budget shortfall of $4.0 billion for fiscal year 2011-12, and a $5.2 billion shortfall for fiscal year 2012-13, absent remedial actions. There can be no assurance that adequate remedial actions will be taken and that budget deficits will not continue to recur in future years due to the State’s structural imbalance. See “Governor’s Proposed 2012-13 State Budget” and “2011-12 Budget Act” below.

Expenditure reductions and budget pressures in recent years have resulted in continuing fiscal pressures on local governments throughout the State. These pressures will continue in view of the current State budget shortfall and reductions in State aid adopted as part of recent State budget solutions, particularly for schools and social services. Furthermore, local tax revenues, especially property taxes and sales taxes, have declined in many jurisdictions. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions. See “State and Local Pension and Post Retirement Liabilities” below.

One city, Vallejo, in Solano County, entered bankruptcy under Chapter 9 of the federal bankruptcy code and there can be no assurance other cities or counties may not follow suit.

There can be no assurances that the fiscal stress and cash pressures currently facing the State and its localities will not continue or become more difficult, or that other impacts of the current economic situation will not further materially adversely affect the financial condition of the State and its localities. The Department of Finance has projected that State budget gaps will occur annually through at least fiscal year 2014-15.

Economic Factors

California is by far the most populous state in the nation, almost 50 percent larger than Texas, the second-ranked state, according to the 2010 U.S. Census. The State’s estimated population of about 37.3 million represented over 12 percent of the total United States population.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

California’s job market remains the weakest it has been in decades. The State’s unemployment rate increased from 6.1 percent at the start of 2008 to a high of 12.5 percent in the last four months of 2010. The State’s unemployment rate was 11.1 percent in December 2011. In comparison, the United States unemployment rate for December 2011 was 8.1 percent.

State personal income declined by 2.8 percent in 2009 from the previous year due to the large toll of lost jobs during the recession. This was the State’s first decline in personal income on a year-over-year basis since 1938. The decline in personal income the first quarter of 2009, 1.8 percent, was the largest in 40 years. However, State wages made substantial gains at the end of 2010 and continued into 2011. State personal income increased nearly 2.5 percent in 2010 from the previous year and increased 5.8 percent in the first three quarters of 2011 from the same period in 2010.

In 2009, taxable sales were down nearly 15 percent from the prior year and down nearly 20 percent from the peak reached in 2007. In 2010, taxable sales increased nearly 5 percent from the previous year, but were still down over 7 percent from the peak reached in 2007. During the first three quarters of 2011, taxable sales increased 8.5 percent from the same period in 2010.

According to the Department of Finance, home building and real estate markets continue to be a major source of economic weakness for the State. The Statewide median price for existing single-family homes decreased by 6.2 percent in 2011 from the previous year, bringing the average median price to approximately $300,000. This median price is significantly lower than the 2007 annual median price of $560,270. In 2010, the State had the fourth highest rate of foreclosure in the United States, with foreclosure filings at nearly twice the national rate. Furthermore, additional foreclosures in the State may result from the resetting of adjustable rate mortgages through 2012, the commencement of amortization during the same period on mortgages that were previously in an interest-only mode and the expiration of the mortgage foreclosure relief program. The impact of the resetting may be mitigated by the fact that the resets are spread out over multiple years and may be further mitigated if mortgage interest rates remain low.

Home building permitting, which suffered a long, steady decline from 2006 through 2009, increased nearly 6 percent in 2010 and 5 percent over the previous year in 2010 and 2011, respectively. Despite these gains, the overall level of residential construction activity was nearly 80 percent lower for each of 2010 and 2011 than the pre-recession peak output reached in 2004.

After slowing sharply in 2008, nonresidential construction permitting increased 1.3 percent in 2010 as compared with 2009 and increased 16.3 percent in 2011 compared to 2010.

Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues

Over the years, a number of constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes or restricted the use of General Fund revenues. Some of the more significant of these approved constitutional amendments are described below. Because of the complex nature of these initiatives and the ambiguities and possible inconsistencies in their terms, it is not possible to predict with certainty the impact on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution (“Article XIIIA”), enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1 percent of full cash value of real property and generally restricts the reassessment of property to 2 percent per year, except upon new construction or change of ownership (subject to a number of exemptions).

Taxing entities, however, may raise ad valorem taxes above the 1 percent limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1 percent ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1 percent limit; it also requires voters of any governmental units to give two-thirds approval to levy certain taxes. For further discussion on voter approval requirements under Article XIIIA, see “—Voter Requirements for Taxes and Fees” below.

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Article XIIIC (“Article XIIIC”) and Article XIIID (“Article XIIID”) to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Proposition 26, discussed below under the caption entitled “—Voter Requirements for Taxes and Fees,” amended Article XIIIC by adding an expansive definition of “taxes” to include many regulatory fees currently imposed by the State and its municipalities. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. Article XIIID imposes notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters, by future initiative, could repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

Voter Requirements for Taxes and Fees. Proposition 26, known as the “Supermajority Vote to Pass New Taxes and Fees Act” was approved by State voters on November 2, 2010. Proposition 26 amends provisions of Article XIIIA and Article XIIIC governing the imposition of taxes. Proposition 26 requires a two-thirds supermajority vote in the State Legislature prior to the imposition of any change in State statute which results in any taxpayer paying a higher tax. This new requirement eliminates the current practices that allows, via majority vote, one tax to be increased if another tax is lowered by an equivalent amount. Furthermore, any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a “tax,” and thus would require two-thirds vote of any governmental units for passage. Finally, Proposition 26 applies retroactively to any measures passed on or after January 1, 2010. Thus, any tax or fee that was adopted after January 1, 2010 with a majority vote that would have required a two-thirds vote if Proposition 26 were in place, will be repealed on November 2, 2011, unless readopted by the necessary two-thirds vote.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution (“Article XIIIB”), enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50 percent of any excess, with the other 50 percent paid to schools and community colleges.

With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. The Department of Finance estimates the State was $16.2 billion under the limit in fiscal year 2010-11 and will be $17.0 billion under its limit in fiscal year 2011-12.

Dedication of General Fund Revenues to Schools. The single largest portion of the State budget is support for K-12 public schools and community college districts. Proposition 98, an initiative measure adopted originally in 1988, mandates that a set percentage of General Fund revenues be spent for K-14 schools, with the balance of school funding provided by a share of local property taxes. Proposition 98 is extremely complex, and results in significant fiscal problems when, as in current conditions, General Fund revenues fall short of the projections on which the original appropriations to schools were made. For further discussion regarding Proposition 98, see “Proposition 98 and K-14 Funding” below.

Obligations of the State

The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.

Capital Facilities Financing. The State builds and acquires capital facilities primarily through the use of general obligation bonds and lease-purchase borrowing. Under the State Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2012, the State had approximately $85.8 billion aggregate principal amount of outstanding obligations primarily supported by the General Fund, which consist of approximately $73.4 billion of general obligation bonds, approximately $10.5 billion of lease-revenue bonds and $1.9 billion of bonds issued for repayment of budgetary borrowing from local governments pursuant to Proposition 1A of 2004 (as defined herein). As of January 1, 2012, the State had approximately $46.8 billion of authorized and unissued General Fund-supported general obligation bonds ($35.3 billion) and lease revenue bonds ($11.5 billion). Debt service on General Fund-supported general obligation bonds, lease-revenue debt and Proposition 1A debt was approximately 7.1 percent of General Fund revenues in fiscal year 2010-11 and is estimated to be approximately 7.8 percent of General Fund revenues in fiscal year 2011-12.

Future Bond Issuance Plans. As the State has $46.8 billion of authorized but unissued bonds as of January 1, 2012, the issuance of General Fund-supported debt, primarily general obligation bonds, is likely to increase in coming years. However, the exact amount which may be issued will depend on market conditions, budget priorities, the ratings of State bonds and other factors. See “Bond Ratings” below.

Disruptions in the financial markets and uncertainties about the State’s budget condition have caused significant disruptions over the past years in the State’s bond issuance program. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. The State reentered the market in March 2009 with a $6.54 billion tax-exempt bond issue, the largest new money general obligation bond issue in the State’s history (excluding economic recovery bonds). The State, the largest municipal borrower in the United States, sold approximately $35.07 billion of general obligation bonds and lease-revenue bonds in 2009 and 2010. In 2011, the State issued approximately $3.3 billion in general obligation bonds and $887.62 million in lease revenue bonds. The State Treasurer announced the State intends to issue $2 billion of general obligation bonds in March 2012 and may issue additional general obligations in the last quarter of the current fiscal year. See also “Recent Financial Results” below.

Cash Management. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. External borrowing is typically done with revenue anticipation notes that are payable later in the fiscal year in which they are issued. The State issued $5.4 billion of revenue anticipation notes on September 22, 2011 and another $1.0 billion of revenue anticipation notes on February 22, 2012 to assist its cash flow management in fiscal year 2011-12. Revenue anticipation notes have been issued in 25 of the last 26 fiscal years and have always been paid at maturity. It is likely that the issuance of revenue anticipation notes will recur in future fiscal years; however, there can be no assurance that the State will continue to have access to the public markets.

The State is also authorized under certain circumstances to issue revenue anticipation warrants that are payable in the succeeding fiscal year, as well as registered refunding warrants issued to refund revenue anticipation warrants. The State has issued revenue anticipation warrants to bridge short-term cash flow shortages in five years since 1992. From time to time, the State Legislature defers various payments due under State statute, in order to more closely align the State’s revenues with its expenditures. This technique has been used in the last four State budgets, in order to reduce the State’s need for external borrowing to bridge its cash flow deficit during such fiscal years. Some of these statutory deferrals were made permanent and others were implemented for one fiscal year. Further, State law gives the State Controller some flexibility to delay payments to various payees, including State vendors, when the State Controller foresees a relatively short-term cash flow shortage. In addition, the State issued IOUs in lieu of cash payments in July and August 2009, the second such issuance since the 1930s. For more information regarding the State’s recent cash management programs, see “Recent Financial Results” below.

Obligations of State Agencies

A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the General Fund and carry different ratings than the State’s general obligation bonds. The Regents of the

University of California has been one of the largest issuers of revenue bonds in recent years, with over $12.2 billion of outstanding revenue bonds secured by certain revenues of the University of California, as of December 31, 2011. As of December 31, 2011, the State Department of Water Resources had approximately $10.0 billion of outstanding revenue bonds secured by power and water users, and the California Housing Finance Agency had approximately $7.2 billion of outstanding revenue bonds secured by mortgage loans made for single family and multi-family housing units. None of these revenue bonds are backed by the State’s faith and credit or taxing power.

Recent Financial Results

Historically, the principal sources of General Fund revenues are personal income tax, sales and use tax and corporation tax. In fiscal year 2011-12, these sources are expected to contribute approximately 57 percent, 22 percent and 10 percent, respectively, of total General Fund revenues and transfers. The personal income tax structure is highly progressive with the top 1 percent of taxpayers paying almost 37 percent of the total personal income tax in tax year 2009. A large portion of personal income tax receipts is derived from capital gains realizations and stock option income. These sources are particularly volatile, in light of the steep stock market losses that occurred in 2008 and 2009. Capital gains reported by taxpayers plunged more than 57 percent in 2008 and are estimated to have declined a further 38 percent in 2009. In contrast, personal income tax revenues were greater than expected during fiscal year 2010-11. Sales and use taxes and corporation taxes are subject to economic fluctuations as well, and have also been adversely affected by the State’s slow recovery from the recent recession. Moreover, compared to the rest of the nation, California relies less on a relatively stable revenue source, the property tax, because of Proposition 13. The Department of Finance reports that General Fund revenues fell over 18 percent from the height of revenues in fiscal year 2007-08 to the bottom in fiscal year 2009-10 and projects that baseline revenues will not return to the fiscal year 2007-08 levels until at least fiscal year 2013-14. The State Controller’s February 2012 report showed that through January 31, 2012, General Fund revenues were down $3.8 billion below the fiscal year-to-date projections in the 2011-12 Budget Act.

The State is required to maintain a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. Due to recurring cash flow shortfalls, the SFEU was in deficit of $6.1 billion, as of June 30, 2010. The 2011-12 Budget Act estimated a SFEU deficit of approximately $2.0 billion, as of June 30, 2011, and a balance of $543 million, as of June 30, 2012; however, the Governor’s 2012-13 budget proposal projects an SFEU deficit of $1.7 billion as of June 30, 2012 and there can be no assurance that the budget assumptions will be realized. See “Governor’s Proposed 2012-13 State Budget—General Fund Budget Summary” and “2011-12 Budget Act” below.

The sharp drop in revenues and the recurring use of flawed budget assumptions in the previous fiscal years resulted in a significant depletion of cash resources to pay the State’s obligations. In February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as education and debt service. In July 2009, the State’s cash resources had dwindled so far that the State Controller began to issue IOUs for certain lower priority obligations. The IOUs, the issuance of which did not require the consent of the recipients, bore interest. With enactment of the amended State budget for fiscal year 2009-10 in late July 2009, the State was able to access financial markets to partially fund its cash flow requirements and to provide repayment for all of its outstanding registered warrants. This issuance was only the second time the State has issued IOUs since the 1930s.

In order to address the State’s cash flow emergency in calendar years 2009 and 2010, Governor Schwarzenegger ordered layoffs of State agency and department employees and issued two executive orders, which required unpaid furloughs of State employees each month. The first furlough order commenced February 1, 2009, mandating 460 furlough days through June 30, 2010 in order to reduce payroll expenditures by approximately $1.3 billion or 14 percent of General Fund payroll expenditures for fiscal year 2009-10. In July 2010, Governor Schwarzenegger issued a second furlough order, which required certain State employees to take three furlough days per month beginning August 1, 2010 until a budget for fiscal year 2010-11 was in place. The legality of these furloughs is still being challenged in court (although the State’s position has been upheld to date).

The State entered fiscal year 2010-11 without a State budget for the 19th time in the past 25 years, which prompted the State Controller to withhold $6.7 billion in payments from the General Fund to, among other payees, private businesses that contract with the State, school districts for categorical programs such as special education and remedial summer school, community colleges, local governments and other agencies. Once the 2010-11 Budget Act was enacted, however, the State was able to meet its obligations through short-term deferrals and by issuing $6.7 billion of interim revenue anticipation notes in a private placement with multiple financial institutions. The State later issued $10.0 billion of revenue anticipation notes to public investors, which allowed the repayment of the interim revenue anticipation notes.

Timely enactment of the 2011-12 Budget Act allowed the State to issue $5.4 billion in revenue anticipation notes on September 22, 2011 to provide sufficient cash for the early part of fiscal year 2011-12. However, on January 31, 2012, the State Controller sent a letter to State Legislative leaders stating that the State faced a potential shortfall of $3.3 billion in cash resources over a seven-week period beginning in March 2012. The State Controller and other State fiscal officers announced a plan to resolve this potential shortfall through a combination of (i) internal borrowing from special funds authorized by legislation signed by the Governor on February 3, 2012 (Senate Bill 95), (ii) internal borrowing from the University of California and California State University systems, (iii) external borrowing by issuing $1.0 of revenue anticipation notes sold to institutional investors on February 22, 2012, and (iv) temporary delays in making certain payments. See “Obligations of the State—Cash Management” above.

There can be no assurance that deterioration in State revenues and/or increases in State expenditures in current or future fiscal years will not require State officials to implement additional cash management measures in such fiscal years, including but not limited to additional payment deferrals, issuance of additional revenue anticipation notes, or issuance of registered warrants or registered reimbursement warrants, to supplement the State’s cash management program for such fiscal years.

Proposition 98 and K-14 Funding

Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, the voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute, which (subject to suspension by a two-thirds vote of the State Legislature and the Governor) guarantees local school districts and community college districts a minimum share of General Fund revenues (the “Proposition 98 Guarantee”). The Proposition 98 Guarantee is calculated each fiscal year using one of three “tests” that apply under varying fiscal and economic conditions. The 2011-12 Budget Act provides approximately 40 percent of General Fund revenues in fiscal year 2011-12 for K-14 programs covered by the Proposition 98 Guarantee. For fiscal year 2011-12, the Proposition 98 Guarantee is $48.7 billion, of which $32.9 billion is payable from the General Fund. This Proposition 98 Guarantee level reflects an increase in General Fund revenues in fiscal year 2011-12, the expiration of a variety of short-term tax increases and the adjustment of the Proposition 98 Guarantee for revenue and program shifts. For further information on the limitations on General Fund revenues imposed by Proposition 98, see “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues—Limitations on General Fund Revenues” above.

State and Local Pension and Post Retirement Liabilities

The financial condition of the State and its localities is also subject to pension risks. The pension funds managed by the State’s retirement systems, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”), have sustained significant investment losses during the economic downturn and currently have substantial unfunded liabilities which will require increased contributions from the General Fund in future years. CalPERS estimated that its unfunded accrued liability allocable to State employees of $24.1 billion on an actuarial value of assets basis and $45.2 billion on a market value of assets basis, based on data through June 30, 2010. CalSTRS estimated its unfunded liability, as of June 30, 2010, at $56.0 billion on an actuarial value of assets basis and $79.2 billion on a market value of assets basis. The State also has an unfunded liability relating to retirees’ post-employment health care benefits which is estimated to be $62.1 billion as of June 30, 2011.

The recent economic downturn has called into question the reliability of assumed rates of return used to determine actuarial unfunded pension liabilities. CalPERs and CalSTRS currently use an assumed 7.75 percent rate of return to calculate their respective unfunded liabilities. In April 2010, a study commissioned by Governor Schwarzenegger and prepared by students at the Public Policy Institute at Stanford University, applied a “risk fee” assumed rate of return to recalculate the unfunded pension benefits of CalPERS, CalSTRS and the University of California retirement system (which is partially supported by the General Fund). Using an assumed rate of return of 4.14 percent (based upon U.S. Treasuries), the study estimated the unfunded actuarial liability, as of June 30, 2008, for CalPERS and CalSTRS at $239.7 billion and $156.7 billion, respectively. This unfunded liability did not include the estimated investment losses (estimated as approximately $100 billion) for the two retirement systems, incurred between June 2008 and June 2009, some of which has since been recovered.

Absent a significant change in the investment market, it is likely that, in the future, the State will be forced to significantly increase its pension fund and post retirement benefit contributions, reducing discretionary funds available for other State programs. Further, the State’s credit ratings may be affected if the State does not reduce or manage these unfunded liabilities. See “Bond Ratings” below.

Many local governments in the State face similar and, in many cases, relatively more severe issues relating to unfunded pension and post retirement benefit liabilities. These credit ratings, and even solvency of these local governments may be at risk in the future if these liabilities are appropriately addressed through wage concessions and restructuring of benefits.

Both constitutional initiatives and State legislation has been circulated or proposed attempting to reform the State’s pension systems on the State and local basis. Recently the Governor weighed in with his own pension reform recommendations. However, California courts have been largely supportive of the vested or earned pension rights of State and local employees. Thus reform efforts have been focused largely on limitations on future benefits for new employees, thus limiting their financial relief.

The State Budget

Overview. The State’s fiscal year begins on July 1 and ends on June 30 of the following year. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is generally the basis for final negotiations between the Governor and the State Legislature to reach agreement on appropriations and other legislation to fund State government for the upcoming fiscal year (the “Budget Act”). The budget must be balanced, as required by Proposition 58 (discussed below) and pursuant to Proposition 25, enacted on November 2, 2010, must be approved by a majority (instead of two-thirds, under prior law) of each house of the State Legislature. State law requires the Governor to sign the budget by the start of the fiscal year on July 1, a requirement that has only been met 10 times in the last three decades. Governor Brown signed the 2011-12 Budget Act on the last day of fiscal year 2010-11, which was the first time since 2006 that the State began a new fiscal year with a budget in place. The 2010-11 Budget Act wasn’t enacted until a record 100 days into the fiscal year.

Constraints on the Budget Process. Recent State Constitutional amendments approved by State voters have affected the budget process. Several such amendments are described below.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which requires the State to enact a balanced budget and establish a special reserve and restricts future borrowing to cover fiscal year-end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Proposition 58 requires the State Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency and call the State Legislature into special session for that purpose. If the State Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the State Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve Budget Stabilization Account (the “BSA”) be established, which is funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. The Governor has suspended the annual transfer of money from the General Fund to the BSA for fiscal years 2010-11 and 2011-12. The BSA is currently unfunded due to withdrawals and defundings in recent years.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

State-Local Fiscal Relations. The enactment of Proposition 1A in November 2004 (“Proposition 1A of 2004”) and Proposition 22 in November 2010, significantly changed the fiscal relationship between the State and local governments. Specifically, Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the State’s access to property tax, sales tax and vehicle license fee revenues raised by local governments. Proposition 22 or the “Local Taxpayer, Public Safety, and Transportation Protection Act of 2010,” supersedes some provisions of Proposition 1A of 2004 and further reduces the State’s access to money raised by local governments for local purposes.

In return for a $2.6 billion contribution to State budgets in fiscal years 2004-05 and 2005-06, Proposition 1A of 2004 prohibited the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Proposition 1A of 2004 allowed the State, starting in fiscal year 2008-09, to borrow up to 8 percent of local property tax revenues but only if the Governor declared a fiscal hardship and with two-thirds approval of each house of the State Legislature. The borrowed sum must be paid back within three years, with interest. The State could borrow from local property tax revenues twice within a period of ten fiscal years and only if previous borrowings had been repaid.

Pursuant to the 2009-10 Budget Act, the State borrowed approximately $2 billion under Proposition 1A of 2004 to offset General Fund costs for a variety of court, health, corrections and K-12 programs. However, Proposition 22 prohibits any future borrowing by the State from local government funds.

Proposition 1A of 2004 also prohibits the State from mandating activities on cities, counties or special districts without providing funding to comply with the mandates. If the State does not provide funding for the activity that has been mandated, the requirement to abide by the mandate is suspended. Proposition 1A of 2004 is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

In addition to prohibiting any future borrowing by the State from local government funds, Proposition 22 also changed state-local fiscal relations by prohibiting the State Legislature from taking or reallocating money raised by local governments for local purposes, and prohibits changes in the allocation of property taxes among local governments designed to aid State finances. The inability of the State to borrow or redirect property tax funds, as it has in recent fiscal years, will reduce the State’s flexibility in reaching budget solutions in the future.

Governor’s Proposed 2012-13 State Budget

Overview. On January 5, 2012 the Governor proposed a state budget for fiscal year 2012-13 which addressed a projected $9.2 billion shortfall, including a $4 billion deficit during the current fiscal year and a projected $5 billion shortfall (over baseline estimates) during fiscal year 2012-13. The cornerstone of the budget plan is its assumption that voters will approve a temporary (five year) increase in income and sales taxes which the Governor has proposed be on the November 2012 ballot. The Governor estimates that that voter initiative would increase state revenues by $6.9 billion during fiscal year 2012-13 alone and billions thereafter. The tax increase would be used to pay for the Proposition 98 Guarantee and other State programs. Under the proposed budget, the State would end fiscal year 2012-13 with a $1.1 billion General Fund reserve. The Governor’s budget plan also includes severe “trigger cuts,” principally to education, which would take effect on January 1, 2013 if voters reject the Governor’s tax proposal.

The Governor’s proposed budget also included significant reductions in social service and subsidized child care programs.

General Fund Budget Summary. A summary of the condition of the State’s General Fund, as projected in the Governor’s proposed 2012-13 budget is set forth below.

Governor’s Budget

General Fund Condition

(Dollars in Millions)

	Actual	Proposed	Proposed for 2012-13
	2010-11	2011-12	Amount	Percent Change

Prior-year General Fund balance	$(5,019)	$(3,079)	$(986)

Revenues and transfers	93,489	88,606	95,389	7.7%

Total resources available	$88,470	$85,527	$94,404

Expenditures	$91,549	$86,523	$92,553	7.0%

Ending General Fund balance	$(3,079)	$(986)	$(1,850)

Encumbrances	$719	$719	$719

Reserve[1]	$(3,797)	$(1,704)	$1,132

[1]	Reflects the administration’s projection of the balance in the SFEU.

LAO Overview of Proposed 2012-13 Budget. The Legislative Analyst’s Office (the “LAO”), in its January 11, 2012 report on the Governor’s proposed 2012-13 budget recognized the “significant steps” taken by the Governor and the State Legislature in 2011 to begin to restore the state budget to balance, and the “very difficult tasks which remain.” Further, the LAO commented that its revenue forecasts were lower than those used by the Governor, which could force the State Legislature to pursue billions of dollars more in budget balancing solutions.

2011-12 Budget Act

The 2011-12 Budget Act was passed by the State Legislature and signed by Governor Brown on June 30, 2011. This was the first time since 2006 that the State began a new fiscal year with a budget in place. The 2011-12 Budget Act, which attempts to close a $26.6 billion budget gap in fiscal years 2010-11 and 2011-12, was projected, at the time of its approval, to close the budget gap and leave a fiscal year-end reserve of $543.0 million. As noted above, the Governor’s proposed budget plan for fiscal year 2012-13 anticipates a $4.0 billion deficit in fiscal year 2011-12. The 2011-12 Budget Act projects that the State’s structural deficit will continue in future years.

The State’s revenue estimates utilized in connection with the 2011-12 Budget Act assumed slow but positive economic growth, including growth in most of California’s major revenue sources. The 2011-12 Budget Act also takes into account the end of federal stimulus funds which provided $4.2 billion to the State to offset General Fund costs in fiscal year 2010-11, and the expiration on June 30, 2011 of temporary surcharges on personal income taxes, sales taxes and vehicle license fees which provided $7.1 billion in fiscal year 2010-11.

A summary of some of the budget “solutions,” approved in the 2011-12 Budget Act and totaling $27.2 billion, are as follows:

•

$13.2 billion in Revenue Actions, of which $11.8 billion is assumed growth in the State’s baseline revenues in fiscal years 2010-11 and 2011-12. However, as discussed above, the State Controller’s February 2012 report showed that through January 31, 2012, General Fund revenues were down $3.8 billion below the fiscal year-to-date projections in the 2011-12 Budget Act.

•

$11.1 billion in Expenditure Reductions. The 2011-12 Budget Act relies on deep spending reductions in most areas of State finance and government, including, among other things, reductions to K-12 education, child care and development programs, higher education, health and human programs, social services programs, judicial and criminal justice programs, resources and environmental protection programs, and transportation programs.

•	$2.9 billion in Other Solutions. The remaining solutions consist largely of one-time loans and transfers.

In addition to the expenditure reductions described above, the 2011-12 Budget Act also contained a mechanism for further reducing expenditures in fiscal year 2011-12 in the event that the revenue assumptions in the 2011-12 Budget Act fail to materialize (also referred to as “trigger cuts”). The first of these trigger cuts was announced in January due to a projected $2.2 billion revenue shortfall. The Governor announced $1 billion of cuts to higher education, health and human services and public safety to take effect in January 2012. Additional trigger budget cuts in the order of $1.5 billion may follow later in the fiscal year, including K-12 and higher education reductions, including shortening the school year by seven days.

The 2011-12 Budget Act also includes a major shift, or “realignment,” of certain State public safety and other program responsibilities to counties and other local governments and provides for a reallocation of $5.6 billion of State revenue to pay the costs of this realignment. The realignment is intended to save the State $2.1 billion by reducing required State payments to schools under the Proposition 98 Guarantee but the realignment has been challenged in court. See also “Local Governments” below.

In recent years, assumptions in State Budget Acts have not been realized, resulting in sizeable and recurring year-end deficits. There can be no assurance that this pattern will not continue in the future.

Future Budgets

While the 2011-12 Budget Act projected significant progress in addressing the State’s structural deficit, the State’s budget continues to be affected by national and State economic conditions and other factors. Moreover, the State’s budget situation is likely to remain challenged for some time and structural deficit in the range of $4 billion annually was projected in the 2011-12 Budget Act through fiscal year 2014-15. The cornerstone of the Governor’s proposed budget plan for fiscal year 2012-13 is its assumption that voters will approve a temporary (five year) increase in income and sales taxes, which the Governor has proposed be on the November 2012 ballot. Absent voter approval, further and severe budget cuts, as well as increasing deficits are likely. Further, the State’s ability to balance its budget will also be affected by other budget pressures, including particularly potential significant increases in required State contributions to pension funds or other post-employment benefits, increased debt service payments, potential adverse decisions in litigation, and deferred obligations to schools and local governments.

Pending Litigation

There are currently numerous legal proceedings pending against the State, that if determined adversely against the State, could affect the State’s expenditures, and in some cases, its revenues and cash flow. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. See “Additional Information” below for information on how to obtain such official statements.

Bond Ratings

As of February 1, 2012, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”):

Moody’s	S&P	Fitch

A1	A-	A-

These ratings are the lowest of any of the 50 states. These ratings apply only to the State’s general obligation bonds and are not indicative of the ratings assigned to bonds issued by local governments, such as counties, cities, school districts and other local agencies of the State.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Additional Information

Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at (800) 900-3873 or at www.treasurer.ca.gov.

Periodic reports on revenues and/or expenditures during the fiscal year are issued by the Administration, the State Controller’s Office and the LAO. The Department of Finance issues a monthly bulletin, which reports the most recent revenue receipts as reported by State departments, comparing those receipts to budget projections. The State Controller issues a monthly report on General Fund cash receipts and disbursements. These reports are normally released on the 10th day of every calendar month for the period ended on the last day of the prior month. The Administration also formally updates its budget projections three times during each fiscal year—in January, May and at the time of budget enactment. These bulletins and reports are available on the internet at websites maintained by the agencies and by contacting the agencies at their offices in Sacramento, California. Investors are cautioned that interim financial information is not necessarily indicative of results for a fiscal year.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the Budget Acts may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov).

None of the information on the above websites is incorporated herein by reference.

Local Governments

Property tax revenues received by local governments declined more than 50 percent following passage of Proposition 13 in 1978. Subsequently, the State Legislature enacted measures to provide for the redistribution of the General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. In 1997, the State assumed control over funding for local trial courts. Total local assistance from the General Fund was budgeted at approximately 75 percent of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. The enactment of Proposition 1A of 2004 and Proposition 22 substantially changed the ability of the State to use local government taxing sources to aid the State budget. See “The State Budget—Constraints on the Budget Process—State-Local Fiscal Relations” above.

To the extent the State is constrained by its obligation to schools under Proposition 98, or other fiscal considerations, the absolute level (or the rate of growth) of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The economic slowdown in the State in the last few fiscal years, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

As discussed above, the 2011-12 Budget Act contains a realignment plan to shift certain State program costs to counties and provides a comparable amount of funds to support these new county commitments. Under realignment plan, a total of $6.3 billion in fiscal year 2011-12 and ongoing funds for such programs thereafter, will be provided to counties for court security, corrections and public safety, mental health services, substance abuse treatment, child welfare programs, adult protective services, and the California Work Opportunity and Responsibility to Kids (“CalWORKs”) program,. Consequently, local governments bear an increased part of the financial burden of providing program services, including the risks of cost overruns, revenue declines and insufficient revenue growth. See also “2011-12 Budget Act” above.

Counties may face further budgetary pressures as a result of certain welfare and public assistance programs, which require compliance with federal welfare reform law. Counties are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or Statewide level, the welfare-to-work programs, including CalWORKs, exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.

Local governments are also facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of generous new retirements benefits granted to employees during recent economic boom times, and reduced earnings resulting from the stock market declines during 2000-2003 and more recently in 2007-2009. For more information regarding pension liabilities, see “State and Local Pension Liabilities” above.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State. For example, assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity.

California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the General Fund or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the United States Bankruptcy Code. Although litigation is brought from time to time that challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

Other Considerations. The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. See “Obligations of State Agencies” and “—Other Issuers of California Debt Obligations” above.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis. The State has regularly borrowed or appropriated redevelopment tax increments to address its budget shortfalls. However, in late-December 2011, the State Supreme Court upheld the validity of legislation, enacted earlier in 2011, that would eliminate redevelopment agencies in the State as of February 1, 2012. Over time, the elimination of redevelopment agencies and the redirection of tax increment revenues to local taxing entities may provide some relief to the State as well as the local taxing entities.

The effect of previously described constitutional initiatives as well as other statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the Trust, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such securities.

Other Factors—Earthquake Risk

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

APPENDIX C

ECONOMIC AND FINANCIAL CONDITIONS IN NEW YORK

The following information is a brief summary of factors affecting the economy of New York City (the “City” or “New York City”) or New York State (the “State” or “New York”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon publicly available budget documents and offering statements relating to public debt offerings of the City and State, the latest of which is dated February 14, 2012; however, this summary has not been updated nor will it be updated during the year. Neither the Fund nor its legal counsel has independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General.

The City, with a population of approximately 8,175,000, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2011 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers and except for the application of Statement No. 49 of the Government Accounting Standards Board (“GASB 49”). City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by New York State (the “State”) law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2012 and 2013 fiscal years in accordance with GAAP except for the application of GASB 49.

The City’s current financial plan projects budget gaps for each of the 2014 through 2016 fiscal years. A pattern of current year balance and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2012 through 2015 fiscal years submitted to the Control Board on June 29, 2011 (the “June Financial Plan”), and Modification No. 12-2 to the June Financial Plan, submitted to the Control Board on February 2, 2012 which, among other things, contains the Mayor’s preliminary budget for the 2013 fiscal year and extends the Financial Plan to include the 2016 fiscal year (as so modified, the “2012-2016 Financial Plan” or the “Financial Plan”). The City’s projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies are described throughout this Appendix and include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State legislation and policies affecting the City and the cost of future labor settlements.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. For information on reports issued by the City Comptroller and others reviewing and commenting on the Financial Plan and the June Financial Plan and identifying various risks, see “Certain Reports” herein.

City’s Financing Program. Implementation of the Financial Plan is dependent on the City’s ability to market successfully its bonds and notes, including revenue and tax anticipation notes that it may issue under certain circumstances to finance seasonal working capital requirements. Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments in the financial markets generally, as well as future developments concerning the City, and public discussion of such developments, may affect the market for outstanding City general obligation bonds and notes.

2011 Fiscal Year. For the 2011 fiscal year, the City’s General Fund had a total surplus of $3.747 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, except for the application of GASB 49 as described below, after discretionary and other transfers. The 2011 fiscal year is the thirty-first consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP, except for the application of GASB 49.

2012-2016 Financial Plan

The City’s expense and capital budgets for the 2012 fiscal year were adopted on June 29, 2011. The June Financial Plan, which was consistent with the City’s expense and capital budgets as adopted for the 2012 fiscal year, projected revenues and expenses for the 2012 fiscal year balanced in accordance with GAAP, except for the application of GASB 49, as described below. The June Financial Plan projected gaps of $4.6 billion, $4.8 billion and $4.9 billion in fiscal years 2013 through 2015, respectively.

On February 2, 2012, the Mayor released his preliminary budget for the 2013 fiscal year and the City submitted to the Control Board the Financial Plan for the 2012 through 2016 fiscal years, which relates to the City and certain entities that receive funds from the City. The Financial Plan is a modification to the June Financial Plan, as subsequently modified by the financial plan submitted to the Control Board on November 18, 2011 (the “November Financial Plan”). The Financial. Plan projects revenues and expenses for the 2012 and 2013 fiscal years balanced in accordance with GAAP, except for the application of GASB 49, and projects gaps of approximately $3.0 billion, $3.5 billion and $3.4 billion in fiscal years 2014 through 2016, respectively, after the implementation of a gap-closing program described below.

The Financial Plan reflects, since the June Financial Plan, increases in projected net revenues of $136 million, $335 million, $317 million and $511 million in fiscal years 2012 through 2015, respectively. Changes in projected revenues include: (i) increases in real property tax revenues of $186 million, $165 million, $344 million and $576 million in fiscal years 2012 through 2015, respectively; (ii) decreases in personal income tax revenues of $192 million, $72 million, $164 million and $190 million in fiscal years 2012 through 2015, respectively; (iii) decreases in business tax revenues of $191 million, $132 million, $192 million and $231 million in fiscal years 2012 through 2015, respectively; (iv) increases in real property transfer and mortgage recording tax revenues of $101 million, $172 million, $219 million and $211 million in fiscal years 2012 through 2015, respectively; (v) increases in sales tax revenues of $70 million, $82 million, $81 million and $74 million in fiscal years 2012 through 2015, respectively; (vi) decrease in State School Tax Relief Program (the “STAR Program”) aid of $1 million in fiscal year 2012; (vii) increases in tax audit revenues of $30 million in each of fiscal years 2012 through 2015; (viii) increases in hotel tax revenues of $78 million in fiscal year 2012 and $93 million in each of fiscal years 2013 through 2015; (ix) increases in all other taxes of $33 million, $22 million, $14 million and $19 million in fiscal years

2012 through 2015, respectively; and (x) a net increase in all other revenues of $22 million in fiscal year 2012, and net decreases in all other revenues of $25 million, $108 million and $71 million in fiscal years 2013 through 2015, respectively.

The Financial Plan also reflects, since the June Financial Plan, decreases in projected net expenditures of $696 million, $981 million, $861 million and $268 million in fiscal years 2012 through 2015, respectively. Changes in projected expenditures include: (i) decreases of $1 billion in each of fiscal years 2013 and 2014 as a result of drawing down the Retiree Health Benefit Trust Fund in each of those years; (ii) decreases in debt service of $81 million, $99 million, $64 million and $42 million in fiscal years 2012 through 2015, respectively, primarily as a result of lower interest rates; (iii) a reduction in reserve for claims from past periods of $500 million in fiscal year 2012; (iv) a reduction in the general reserve of $200 million in fiscal year 2012; (v) decreases in employer health insurance costs of $2 million, $42 million, $46 million and $51 million in fiscal years 2012 through 2015, respectively; (vi) net increases in other expenses of $512 million, $585 million, $619 million and $555 million in fiscal years 2012 through 2015, respectively; and (vii) increases in pension costs of $131 million and $172 million in fiscal years 2014 and 2015, respectively, as a result of a delay in proposed pension reforms from assumptions a year ago offset by the Governor’s proposed pension reforms, the enactment of which require State legislation. Changes in projected expenditures also include decreases of $425 million, $425 million, $501 million and $902 million in fiscal years 2012 through 2015, respectively, reflecting proposed changes in pension assumptions and methods of the City Actuary including a reduction in the interest rate assumption from eight percent (gross of expenses) to seven percent (net of expenses), a change in funding methodology to an alternative but commonly-used method, a market value restart and other changes in assumptions. Certain components of the Actuary’s draft proposals require State legislation.

In addition, the Financial Plan sets forth a gap-closing program to maintain budget balance in fiscal year 2012, to achieve budget balance in fiscal year 2013, and to reduce previously projected gaps for each of fiscal years 2014 and 2015. The gap-closing actions include (i) agency programs reflecting reduced agency expenditures or increased revenues totaling $465 million, $1.019 billion, $626 million and $627 million in fiscal years 2012 through 2015, respectively; and (ii) taxi medallion sales reflecting an increase of $1 billion in projected revenues in fiscal year 2013. The number of taxi medallions that may be sold is subject to State administrative approval.

The Financial Plan includes a Reserve for Collective Bargaining containing funding for unsettled nonuniformed employees for the 2006-2008 round of bargaining. The Financial Plan contains funding for settled employees in the 2008-2010 round of collective bargaining, but does not contain funding for unsettled employees including the United Federation of Teachers (“UFT”). Each 1% increase for UFT employees would cost approximately $100 million annually. The Financial Plan does not include funding for wage increases for any employees in the first three years following the 2008-2010 round of collective bargaining, but does provide for 1.25% increases per year for all employees commencing three years after the 2008-2010 round of collective bargaining. Each 1% increase for all City employees costs approximately $300 million annually. The Financial Plan also reflects, since the June Financial Plan, an increase in the provision for prepayment of future expenses in fiscal year 2013, as a result of decreased expenditures or increased revenues, resulting in the net additional benefit of $1.3 billion in fiscal year 2013.

Job Growth

Private sector jobs in the City declined by 140,000, or 4.3%, from a peak in August 2008 to a low in August 2009. From September 2009 through December 2011, private sector jobs in the City increased by 90,000, or 65% of private sector jobs lost. Private sector jobs in the United States declined by 8.9 million, or 7.7%, from a peak in. January 2008 to a low in February 2010. From February 2010 through December 2011, private sector jobs in the United States grew by 3.4 million, or 38% of private sector jobs lost. Recent information on job trends at both the national and City levels suggests continued modest growth; however, volatility over the past year has caused some uncertainty in the outlook for continued growth.

Assumptions. The Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed; realization of projected earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the Health and Hospitals Corporation (HHC) and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision, which may be substantial. No assurance can be given that these estimates and projections, which include actions the City expects will be taken but are not within the City’s control, will be realized.

Real Estate Tax. Projections of real estate tax revenues are based on a number of assumptions, including, among others, assumptions relating to the tax rate, the assessed valuation of the City’s taxable real estate, the delinquency rate, debt service needs, a reserve for uncollectible taxes and the operating limit.

Projections of real estate tax revenues include net revenues from the sale of real property tax liens of $82 million, $46 million, $38 million, $38 million and $38 million in fiscal years 2012 through 2016, respectively. The authorization to sell such real estate tax liens was extended through December 31, 2014. Projections of real estate tax revenues include the effects of the STAR Program which will reduce the real estate tax revenues by an estimated $212 million in fiscal year 2012. Projections of real estate tax revenues reflect the estimated cost of extending the current tax reduction for owners of cooperative and condominium apartments amounting to $448 million, $466 million, $481 million, $496 million and $513 million in fiscal years 2012 through 2016, respectively.

The delinquency rate was 2.1% in fiscal year 2007, 1.8% in fiscal year 2008, 1.8% in fiscal year 2009, 1.9% in fiscal year 2010 and 2.2% in fiscal year 2011. The Financial Plan projects delinquency rates of 2.1% in each of fiscal years 2012 and 2014 and 2.0% in each of fiscal years 2015 and 2016.

Other Taxes. The Financial Plan reflects the following assumptions regarding projected baseline revenues from Other Taxes: (i) with respect to the personal income tax, moderate growth in fiscal year 2012, reflecting wage growth coupled with continued recovery in non-wage income in calendar year 2011, offset by a decline in securities sector bonus payouts, stronger growth in fiscal year 2013 due to an increase in capital gains realizations in anticipation of the expiration of the Bush tax cuts at the end of calendar year 2012, and growth in fiscal years 2014 through 2016 reflecting the recovery of the national and local economies; (ii) with respect to the general corporation tax, growth slowing in fiscal year 2012 reflecting a decline in finance sector tax payments as a result of the sharp drop in calendar year 2011 Wall Street profitability and strength in non-finance sector tax payments from healthy corporate profits growth, moderate growth in fiscal year 2013 as Wall Street profitability returns to a more sustainable level in calendar year 2012 and non-finance sector payments parallel steady growth in the economy, and growth in fiscal years 2014 through 2016 reflecting a return to trend levels of Wall Street profitability and steady economic growth; (iii) with respect to the banking corporation tax, nearly flat growth in fiscal year 2012 reflecting a continuation of the high level of tax payments and averaging, a decline in growth for fiscal years 2013 through 2016 reflecting uncertainty over pending regulatory changes and the withdrawal of federal support; (iv) with respect to the unincorporated business tax, growth slowing in fiscal year 2012 reflecting a decline in finance sector tax payments due to the overall poor performance of the hedge fund industry in calendar year 2011 offset by tax payments in the non-finance sector, moderate growth in fiscal year 2013 reflecting improved performance by the hedge fund industry as well as economic growth, and moderate growth in fiscal years 2014 through 2016 reflecting steady economic growth; (v) with respect to the sales tax, moderate growth in fiscal year 2012 reflecting increased taxable consumption due to the local economic recovery and strong tourist consumption, growth slowing in fiscal year 2013 reflecting moderate growth in taxable consumption and subdued tourist spending, and moderate growth in fiscal years 2014 through 2016 reflecting steady economic growth; (vi) with respect to real property transfer tax, growth continuing in fiscal year 2012 for the second year after three years of decline from fiscal years 2008 through 2010, and growth continuing through fiscal year 2016, as both the volume and price of residential and commercial transactions rebound with the recovery of the local economy; (vii) with respect to the mortgage recording tax, growth continuing in fiscal year 2012 for the second year in row, after three years of decline from fiscal years 2008 through 2010, and growth continuing through fiscal year 2016, as both the volume and price of residential and commercial transactions rebound with the recovery of the local economy; (viii) with respect to the commercial rent tax, growth in fiscal year 2012, reflecting improving vacancy rates and asking rents as the local economy recovers from the impact of the national slowdown and contraction in office-using employment, and modest growth from fiscal year 2013 through 2016, as the local office market recovers with employment gains.

Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets for future State fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. Future federal actions, including the possible inability of Congress to approve an increase in the federal debt limit, could have adverse effects on the City’s cash flow or revenues.

Federal and State Categorical Grants. The Financial Plan assumes that all existing federal and State categorical grant programs will continue, unless specific legislation provides for their termination or adjustment, and assumes increases in aid where increased costs are projected for existing grant programs. Federal funds for education, primarily provided through the American Recovery and Reinvestment Act (“ARRA”) of $98 million, $96 million and $76 million are reflected in fiscal years 2012 through 2014, respectively. In addition, the Financial Plan assumes increased federal Medicaid participation of $124 million and $32 million in fiscal years 2012 and 2013, respectively. As of December 31, 2011, approximately 13.9% of the City’s full-time and full-time equivalent employees (consisting of employees of the mayoral agencies and the Department of Education (DOE)) were paid by Community Development funds, water and sewer funds and from other sources not funded by unrestricted revenues of the City.

A major component of federal categorical aid to the City is the Community Development program. Pursuant to federal legislation, Community Development grants are provided to cities primarily to aid low and moderate income persons by improving housing facilities, parks and other improvements, by providing certain social programs and by promoting economic development. These grants are based on a formula that takes into consideration such factors as population, housing overcrowding and poverty.

The City’s receipt of categorical aid is contingent upon the satisfaction of certain statutory conditions and is subject to subsequent audits, possible disallowances and possible prior claims by the State or federal governments. The general practice of the State and federal governments has been to deduct the amount of any disallowances against the current year’s payment. Substantial disallowances of aid claims may be asserted during the course of the Financial Plan. The amounts of such disallowances attributable to prior years increased from $124 million in the 1977 fiscal year to $542 million in the 2006 fiscal year. The amount of such disallowance was $103 million and $114 million in fiscal years 2007 and 2008, respectively. There were no disallowances in fiscal years 2009 and 2010. The amount of such disallowance was $112 million in fiscal year 2011. As of June 30, 2011, the City had an accumulated reserve of $1.2 billion for all disallowances of categorical aid.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will decrease from an estimated level of 255,416 as of June 30, 2012 to an estimated level of 250,088 by June 30, 2016.

Other Fringe Benefits includes $1.937 billion, $2.109 billion, $2.310 billion, $2.506 billion and $2.731 billion in fiscal years 2012 through 2016, respectively, for Other Post-Employment Benefits (“OPEB”) expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis. Retiree Health Benefits Trust reflects lowered expense of $672 million in fiscal year 2012 and $1 billion in each of fiscal years 2013 and 2014, as a result of drawing down the Retiree Health Benefits Trust Fund in those years.

The Reserve for Collective Bargaining contains funds for the cost of collective bargaining increases for wage increases for prevailing wage employees in the period through the 2008-2010 round of collective bargaining. The Reserve for Collective Bargaining assumes no wage increases for the first three years of the round of collective bargaining following the 2008-2010 round of collective bargaining, followed by annual wage increases of 1.25% thereafter.

Other Than Personal Services Costs (OTPS).

Administrative OTPS and Energy. The Financial Plan contains estimates of the City’s administrative OTPS expenditures for general supplies and materials, equipment and selected contractual services, and the impact of agency gap-closing actions relating to such expenditures in the 2012 fiscal year. Thereafter, to account for inflation, administrative OTPS expenditures are projected to rise by 2.5% annually in fiscal years 2013 through 2016. Energy costs for each of the 2012 through 2016 fiscal years are assumed to increase annually, with total energy expenditures projected at $1.07 billion in fiscal year 2012 and increasing to $1.24 billion by fiscal year 2016.

Public Assistance. The number of persons receiving benefits under cash assistance programs is projected to average 361,000 per month in the 2012 fiscal year. Of total cash assistance expenditures in the City, the City-funded portion is projected to be $554 million in fiscal year 2012, $532 million in fiscal year 2013 and $540 million in each of fiscal years 2014 through 2016, when the City assumes the local share of a State-initiated increase in the basic public assistance grant. The Financial Plan reflects the changes in public assistance funding formulas in the 2011-2012 State Budget including the increase in the City share of the Safety Net Assistance Program to 71 percent and fully funding the Family Assistance Program with TANF funds, which partially offsets the increase in the City share for the Safety Net Assistance Program.

Medical Assistance. Medical assistance payments projected in the Financial Plan consist of payments to voluntary hospitals, skilled nursing facilities, intermediate care facilities, home care, pharmacy, managed care and physicians and other medical practitioners. The City-funded portion of medical assistance payments is estimated at $6.1 billion for the 2012 fiscal year, which is lower than subsequent fiscal years as a result of a temporary increase in the federal share of Medicaid costs under ARRA. In preliminary discussions with the State, the United States Department of Health and Human Services (“HHS”), which administers the Medicaid program, has stated that it may disallow a claim for the federal share of certain Medicaid costs that HHS believes may have been submitted past the deadline for such claims. If it were disallowed, the City would be required to return approximately $137 million that it previously received. Discussions concerning such possible disallowance are ongoing.

The City-funded portion of medical assistance payments is expected to increase to $6.200 billion, $6.337 billion, $6.517 billion and $6.614 billion in fiscal years 2013 through 2016, respectively. Such payments include, among other things, City-funded Medicaid payments, including City-funded. Medicaid payments to HHC. City Medicaid costs (including City-funded Medicaid payments to HHC) assumed in the Financial Plan do not include the non-federal share of long-term care costs which have been assumed by the State.

Health and Hospitals Corporation. HHC operates under its own section of the Financial Plan as a Covered Organization. The HHC financial plan projects City-funded expenditures of $201 million in fiscal year 2012 decreasing to $164 million in fiscal year 2016. City-funded expenditures include City subsidy, intra-City payments and grants and exclude prepayments.

On an accrual basis, HHC’s total receipts before implementation of the HHC gap-closing program are projected to be $7.1 billion, $7.1 billion, $7.2 billion, $7.4 billion and $7.5 billion in fiscal years 2012 through 2016, respectively. Total disbursements before implementation of the HHC gap-closing program are projected to be $7.9 billion in fiscal year 2012 increasing to $9.1 billion in fiscal year 2016. These projections assume increases in fringe benefits in fiscal years 2012 through 2016. Significant changes have been and may be made in Medicaid, Medicare and other third-party payor programs, which could have adverse impacts on HHC’s financial condition.

Other. The projections set forth in the Financial Plan for OTPS-Other include the City’s contributions to New York City Transit (NYCT), the Housing Authority, CUNY and subsidies to libraries and various cultural institutions. They also include projections for the cost of future judgments and claims which are discussed below under “Judgments and Claims.” In the past, the City has provided additional assistance to certain Covered Organizations which had exhausted their financial resources prior to the end of the fiscal year. No assurance can be given that similar additional assistance will not be required in the future.

New York City Transit. NYCT operates under its own section of the Financial Plan as a Covered Organization. The financial plan for NYCT covering its 2011 through 2015 fiscal years was prepared in November 2011. The NYCT fiscal year coincides with the calendar year. The NYCT financial plan projects City assistance to the NYCT operating budget of $345.5 million in 2011 increasing to $405.9 million in 2015, in addition to real estate transfer tax revenue dedicated for NYCT use of $381.6 million in 2011 increasing to $527.1 million in 2015.

The NYCT financial plan includes operational and overtime reductions, updated inflation assumptions and other actions. After reflecting such revenues and actions, the NYCT financial plan projects $8.4 billion in revenues and $11.0 billion in expenses for 2012, leaving a budget gap of $2.6 billion. After accounting for accrual adjustments and cash carried over from 2011, NYCT projects an operating budget gap of $30.7 million in 2012. The NYCT financial plan forecasts operating budget gaps of $0.4 billion in 2013, $1.0 billion in 2014 and $1.9 billion in 2015.

The Metropolitan Transportation Authority (“MTA”) Board approved the 2010-2014 Capital Program in April 2010 and the State’s Capital Program Review Board (“CPRB”) approved it on June 2, 2010. The plan includes $23.8 billion for all MTA agencies, including $12.8 billion to be invested in the NYCT core system, $1.7 billion for NYCT network expansion, and $0.2 billion for security. To date, funding sources have been identified for only a portion of the 2010-2014 Capital Program. There can be no assurance that the 2010-2014 Capital Program will be fully funded. If the MTA’s capital program is delayed or reduced, ridership and fare revenues may decline which could, among other things, impair the MTA’s ability to meet its operating expenses without additional assistance.

The 2010-2014 Capital Program follows the 2005-2009 Capital Program, which provided approximately $17.1 billion for NYCT. In addition, the 2005-2009 Capital Program included approximately $2 billion for extension of the Number 7 subway line and other public improvements which will be funded with proceeds of bonds issued by the Hudson Yards Infrastructure Corporation (“HYIC”).

Department of Education. State law requires the City to provide City funds for the DOE each year in an amount not less than the amount appropriated for the preceding fiscal year, excluding amounts for debt service and pensions for the DOE. Such City funding must be maintained, unless total City funds for the fiscal year are estimated to be lower than in the preceding fiscal year, in which case the mandated City funding for the DOE may be reduced by an amount up to the percentage reduction in total City funds.

Certain Reports. From time to time, the Control Board staff, OSDC, the City Comptroller, the IBO and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City’s future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

On December 15, 2011, the City Comptroller released a report on the November Financial Plan. In his report, the City Comptroller identified net risks for fiscal years 2012 through 2015 which, when added to the results projected in the November Financial Plan, would result in gaps of $1.70 billion, $3.16 billion, $4.40 billion and $4.97 billion, respectively. The differences from the November Financial Plan projections result in part from the City Comptroller’s expenditure projections, which exceed those in the November Financial Plan by $1.53 billion, $754 million, $848 million and $535 million in fiscal years 2012 through 2015, respectively, resulting from: (i) wage increases as a result of collective bargaining with the City’s teacher and school administrator unions, which would result in increased costs of $1.70 billion, $897 million, $900 million and $900 million in fiscal years 2012 through 2015, respectively; (ii) increased overtime expenditures of $42 million in fiscal year 2012 and $100 million in each of fiscal years 2013 through 2015; (iii) uncertainty of receipt of increased Medicaid revenue for special education services of $50 million in each of fiscal years 2013 through 2015; (iv) lower than budgeted costs of anticipated changes to pension methodologies and assumptions of $213 million, $257 million, $137 million and $415 million in fiscal years 2012 through 2015, respectively; and (v) lower estimates for judgments and claims expenditures of $35 million, $65 million and $100 million in fiscal years 2013 through 2015, respectively. The differences from the November Financial Plan also result from the City Comptroller’s revenue projections. The report estimates that (i) property tax revenues will be lower by $39 million and $17 million in fiscal years 2013 and 2014, respectively, and higher by $14 million in fiscal year 2015; (ii) personal income tax revenues will be higher by $15 million, $12 million, $338 million and $249 million in fiscal years 2012 through 2015, respectively; (iii) business tax revenues will be lower by $241 million and $244 million in fiscal years 2012 and 2013, respectively, and higher by $163 million in fiscal year 2015; (iv) sales tax revenues will be lower by $65 million in fiscal year 2013 and higher by $20 million and $98 million in fiscal years 2014 and 2015, respectively; and (v) real-estate related tax revenues will be higher by $53 million, $167 million, $133 million and $127 million in fiscal years 2012 through 2015, respectively. The revenue projections result in lower net tax revenues of $173 million and $169 million in fiscal years 2012 and 2013, respectively, and higher net tax revenues of $474 million and $651 million in fiscal years 2014 and 2015, respectively.

The City Comptroller expects to issue a report in March 2012 which will comment on the Financial Plan released in February 2012. The report will present the Comptroller’s evaluation of the assumptions and methodologies underlying the Financial Plan released in February 2012 and identify risks and offsets thereto.

On December 15, 2011, the staff of OSDC released a report on the November Financial Plan. The report states that the fiscal year 2012 budget relies on $5 billion in nonrecurring resources, including the fiscal year 2011 surplus and a drawdown from the Retiree Health Benefits Trust. The report quantifies certain risks, partially offset by possible additional resources, to the November Financial Plan. The report identifies possible net risks to the November Financial Plan of $1.3 billion, $31 million and $552 million in fiscal years 2013 through 2015, respectively. When combined with the results projected in the November Financial Plan, the report estimates budget gaps of $3.34 billion, $4.26 billion and $5.43 billion in fiscal years 2013 through 2015, respectively. The risks to the November Financial Plan identified in the report include (i) decreased tax revenues of $300 million in each of fiscal years 2013 through 2015, (ii) decreased revenue of $1 billion in fiscal year 2013 if the planned sale of additional taxi medallions is not approved by the State and (iii) decreased savings of $131 million and $252 million in fiscal years 2014 and 2015, respectively, as a result of failing to achieve pension reform. In addition to the adjustments to the November Financial Plan projections set forth above, the OSDC report identifies two additional risks that could have a significant impact on the City. First, the OSDC report identifies risks to the November Financial Plan resulting from increased costs as a result of collective bargaining with the teachers’ union of $900 million in each of fiscal years 2012 through 2015, respectively, excluding any retroactive costs. Second, if wages for all City employees were to increase at the projected rate of inflation without any offsetting savings, costs would increase by $1.43 billion, $1.54 billion, $2.06 billion and $2.52 billion in fiscal years 2012 through 2015, respectively.

The staff of OSDC expects to release a report on the Financial Plan on or about March 15, 2012.

On December 16, 2011, the staff of the Control Board issued a report on the November Financial Plan. The report states that the November Financial Plan shows only $12 million in the Budget Stabilization Account, which is significantly less than the amount in the account at such time in prior fiscal years. While this amount is expected to increase during the course of the fiscal year, the Control Board states that it sees no potential for increased tax collections leading to a surprise surplus by the end of fiscal year 2012 and that it will be much more difficult for the City to continue its recent practice of prepaying succeeding year’s debt service and other costs with current year surpluses. The report states that the City planned a conservative growth path and that most of the City’s modest revenue goals are attainable. The report notes that the City’s proposal to deplete the Retiree Health Benefits Trust by withdrawing $1 billion in each of fiscal years 2013 and 2014 is a troubling sign for the City’s finances, as the City’s unfunded liability for post-retirement health benefits has grown to $84.5 billion in fiscal year 2012 and has been growing at an average rate of about $5 billion per year.

The report quantifies certain risks to the November Financial Plan. The report identifies possible net risks of $1.13 billion, $239 million and $389 million in fiscal years 2013 through 2015, respectively. When combined with the results projected in the November Financial Plan, these net risks could result in estimated gaps of $3.17 billion, $4.07 billion and $5.27 billion in fiscal years 2013 through 2015, respectively. The risks to the November Financial Plan identified in the report include (i) increased uniform services overtime expenses $106 million, $133 million and $162 million in fiscal years 2013 through 2015, respectively; (ii) the failure to achieve planned Police Department overtime savings of $50 million in each of fiscal years 2013 through 2015; (iii) decreased savings of $131 million and $252 million in fiscal years 2014 and 2015, respectively, as a result of failing to achieve pension reforms; and (iv) decreased revenue of $1 billion in fiscal year 2014 as a result of failing to achieve the planned sale of taxi medallions.

The staff of the Control Board expects to release a report on the Financial Plan in early March 2012.

Seasonal Financing Requirements. The City since 1981 has fully satisfied its seasonal financing needs, when necessary, in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has not issued short-term obligations to finance projected cash flow needs since fiscal year 2004. The City regularly reviews its cash position and the need for short-term borrowing. The Financial Plan does not include the issuance of short-term obligations in fiscal year 2012. The Financial Plan reflects the issuance of short-term obligations in the amount of $2.4 billion in each of fiscal years 2013 through 2016.

Outstanding General Obligation Indebtedness. As of December 31, 2011, approximately $41 billion of City general obligation bonds were outstanding.

Water, Sewer and Waste. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on Water Authority indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the Water Board, which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. The City’s Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2012 through 2021, projects City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $12.3 billion. The City’s Capital Commitment Plan for fiscal years 2012 through 2015 reflects total anticipated City-funded water and sewer commitments of $7.5 billion which are expected to be financed with the proceeds of Water Authority debt.

New York City Transitional Finance Authority. The TFA is authorized to have outstanding $13.5 billion of Future Tax Secured Bonds (excluding Recovery Bonds) and may issue additional Future Tax Secured Bonds provided that the amount of such additional bonds, together with the amount of indebtedness contracted by the City, do not exceed the debt limit of the City. Future Tax Secured Bonds are issued for general City capital purposes and are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. The TFA expects to issue $950 million, $1.076 billion, $1.155 billion, $1.058 billion and $973 million of Building Aid Revenue Bonds in fiscal years 2012 through 2016, respectively.

Implementation of the financing program is dependent upon the ability of the City and other financing entities to market their securities successfully in the public credit markets which will be subject to prevailing market conditions at the times of sale. No assurance can be given that the credit markets will absorb the projected amounts of public bond sales. A significant portion of bond financing is used to reimburse the City’s General Fund for capital expenditures already incurred. If the City and such other entities are unable to sell such amounts of bonds, it would have an adverse effect on the City’s cash position. In addition, the need of the City to fund future debt service costs from current operations may also limit the City’s capital program. The Ten-Year Capital Strategy for fiscal years 2012 through 2021 totals $54.1 billion, of which approximately 74% is to be financed with funds borrowed by the City and such other entities. Congressional developments affecting federal taxation generally could reduce the market value of tax-favored investments and increase the debt-service costs of carrying out the major portion of the City’s capital plan which is currently eligible for tax-exempt financing.

Litigation. The City is a defendant is a significant number of lawsuits. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims described below are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City’s ability to carry out the

Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2011 amounted to approximately $6.1 billion.

New York State

The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. In 2003, federal and state governments began reporting employment and wage statistics in accordance with the North American Industry Classification System (“NAICS”) industrial classification system.

Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under NAICS, the trade, transportation, and utilities supersector accounts for the third largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for less employment and wages for the State than for the nation. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages. The remaining service-producing sectors include information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries combined account for more than four of every ten nonagricultural jobs in New York and, except for leisure and hospitality, each accounts for a higher proportion of total State employment than for the nation as a whole. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and postrecession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. In contrast, the State labor market fared better than that of the nation as a whole during the most recent downturn that began in 2008, though New York experienced a historically large wage decline in 2009. Although the State unemployment rate was higher than the national rate from 1991 to 2000, the gap between them has since closed with the State now below that of the nation. Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Recent Events. The State releases quarterly updates to the Annual Information Statement, the most recent of which was published on February 8, 2012. According to this update, the Governor’s Executive Budget for the 2012-13 fiscal year, if enacted as proposed, would eliminate the General Fund budget gap of $3.5 billion in the 2012-13 fiscal year and lower the budget gaps that would need to be closed in future years. The gap-closing plan consists of $2 billion in savings, characterized as spending control, and $1.5 billion in net new resources from tax reform. Under the Executive proposal, the budget gap in the 2013-14 fiscal year is projected at $715 million, equal to approximately 1.2 percent of projected General Fund receipts. By comparison, the gap closed in the 2011-12 fiscal year equaled nearly 18 percent of expected receipts. The budget gap projections for future years of the Current Financial Plan are also reduced. The $2 billion in savings be derived from $1.14 billion in savings from State agency operations, $756 million in local assistance savings that target automatic spending increases unrelated to performance or actual costs, debt service payments of $140 million due in the 2012-13 fiscal year that would lower the gap in the 2012-13 fiscal year by the amount of the prepayment, and a number of new initiatives that are expected to be financed by recurring savings proposed in the gap-closing plan.

In addition, the tax reform legislation approved in December 2011 is expected to generate an estimated $1.5 billion in net resources to help close the 2012-13 fiscal year budget gap. The tax code changes are expected to provide approximately $1.9 billion in additional receipts in the 2012-13 fiscal year when compared with earlier estimates, and an additional $3.4 billion through the 2015-16 fiscal year. From the additional receipts generated in the 2012-13 fiscal year, approximately $250 million will be used to mitigate the impact of the law changes on the MTA, and $145 million will be used for tax credits and employment initiatives. Tax reform changes to the personal income tax are scheduled to expire on December 31, 2014.

The Financial Plan provides sufficient resources in the 2012-13 fiscal year to cover essential new costs, including State funding to maintain child care slots that would otherwise be lost due to a reduction in Federal aid. In addition, the Financial Plan assumes new State resources will be needed to maintain service levels in the Mental Hygiene System, starting in the 2013-14 fiscal year, as Federal aid declines due, in part, to continuing movement of clients from institutionalized settings into community settings. Lastly, the Financial Plan assumes the State will increase its annual pension contribution, starting in the 2013-14 fiscal year, above the minimum level required under the 2010 amortization legislation. In the 2012-13 fiscal year, the costs of these programs are expected to be fully offset by other savings.

Fiscal Year 2011-12. The Governor’s Executive Budget for the 2011-12 fiscal year projected ending the 2011-12 fiscal year in balance on a cash basis. The State Legislature completed action on the $131.7 billion budget for the 2011-12 fiscal year on March 31, 2011 (the “Enacted Budget”). The Enacted Budget enabled the State to end its 2010-11 fiscal year in balance on a cash basis. The State Annual Information Statement dated May 24, 2011 (the “Annual Information Statement”) reflects the Enacted Budget and revisions to the spending estimates therein through March 31, 2011, the date of the State financial plan.

The gap-closing plan authorizes actions to lower General Fund spending by approximately $8.5 billion in 2011-12 compared to the current-services forecast. The Enacted Budget includes estimated savings of $2.8 billion for School Aid and $2.7 billion for Medicaid (including a caseload reestimate); $1.5 billion for State agency operations; and $1.5 billion for a range of other programs and activities.

The gap-closing plan anticipates $324 million in additional revenues associated with specific statutory changes. These changes include modernizing the State’s tax system, improving voluntary compliance with tax law, and increasing the level of resources available from the Abandoned Property Fund. The Legislature authorized certain tax modernization initiatives for two years (scheduled to sunset on December 31, 2012).

Non-recurring actions are estimated to total approximately $860 million in 2011-12. The actions are expected to be derived from contributions by the State’s public authorities, use of fund balances, and maintaining a consistent level of pay-as-you-go financing for eligible capital expenses (rather than increasing the level in 2011-12, as assumed in the base budget projections).

The Enacted Budget Financial Plan limits the annual growth rates for major programs, including Medicaid and School Aid. The established growth rate for the Department of Health Medicaid State Funds spending is limited by law to the ten-year average change in the medical component of the Consumer Price Index. This is estimated at approximately 4 percent over the plan period. The growth rate for School Aid is limited to the rate of growth in New York State personal income.

The Enacted Budget includes two-year appropriations and changes to law for Medicaid and School Aid to help limit the growth in these programs to the target rates. In Medicaid, the budget grants State officials authority to make certain modifications to the Medicaid program to help maintain spending within the allowable limit. The State anticipates that most potential modifications that are likely to be considered to constrain Medicaid spending will require the approval of the Federal government. Adherence to the limit is dependent on other factors, including the adoption of voluntary cost-saving measures by the health care industry. The new administrative authority granted to State officials to modify the Medicaid program expires after two years; however, the statutory Medicaid spending cap is not scheduled to expire. The Financial Plan projections for all fiscal years assume that Medicaid and School Aid will grow at the capped rates.

The State estimates it will end 2011-12 with a General Fund balance of $1.7 billion. The closing balance in the Rainy Day Reserve reflects a planned deposit of $100 million in 2011-12.

The closing balance also includes $284 million identified to cover the costs of potential retroactive labor settlements with unions that have not agreed to contracts through 2011-12. The amount is calculated based on the pattern settlement for fiscal years 2007 through 2011 agreed to by the State’s largest unions for that period. In prior years, this amount has been carried in the annual spending totals. If settlements are reached in 2011-12, the projected fund balance in the General Fund would decline by an amount equal to the cost of the settlements.

The State estimates that State Operating Funds spending will total $86.9 billion in 2011-12, an increase of $2.5 billion (2.9 percent) from 2010-11 results. All Governmental Funds spending, which includes capital projects and Federal operating spending, is expected to total $131.7 billion, a decrease of $3.1 billion from the prior year. Consistent with recent experience, disbursements in 2010-11 were well below budgeted levels in State Operating Funds and in All Governmental Funds. Consistent with past years, the aggregate spending projections (L e., the sum of all projected spending by individual agencies) in special revenue funds and capital projects funds have been adjusted downward in 2011-12 and thereafter based on typical spending patterns and the observed variance between estimated and actual results over time.

The annual spending growth in State Operating Funds is affected by the annual increases in debt service and fringe benefits, which are difficult to control in the short-term due to existing constitutional, statutory and contractual obligations. Together, these costs are projected to increase by nearly $700 million in 2011-12. Debt service on State-supported debt is projected to increase by $239 million (4.2 percent) in 2011-12. This includes the payment in 2010-11 of $154 million in debt service expenses that were not due until the first quarter of 2011-12. Spending on fringe benefits and certain other fixed costs is projected to increase by $428 million (7.0 percent). Growth in fringe benefits is due to increases in the State’s annual contribution to the New York State and Local Retirement System and the cost of providing health insurance for active and retired State employees. Pension costs, including State contributions to the State University of New York’s (“SUNY”) optional retirement program, are expected to increase by $200 million (13.6 percent) in 2011-12, even with the amortization (i.e., deferral with interest expense) of contributions in excess of 10.5 percent of payroll in 2011-12. Without amortization, the State contribution to the State pension system in 2011-12 would total approximately $2.1 billion, or $635 million above the amount in the Enacted Budget Financial Plan.

Special Considerations. The State Division of the Budget (“DOB”) noted in the Annual Information Statement that many complex political, social, environmental and economic forces influence the State’s economy and finances, many of which are outside the ability of the State to control. These include, but are not limited to, the performance of the national and State economies; the impact of continuing write-downs and other costs affecting the profitability of the financial services sector, and the concomitant effect on bonus income and capital gains realizations; access to the capital markets in light of the disruption in the municipal bond market; litigation against the State, including challenges to certain tax actions and other actions authorized in the Enacted Budget; and actions taken by the federal government, including audits, disallowances, and changes in aid levels. Such forces may affect the State Financial Plan unpredictably from fiscal year to fiscal year.

For example, the State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are materially worse than predicted, with corresponding material and adverse effects on the State’s projections of receipts and disbursements.

Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projections of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source from its estimated tax base.

Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for the use of State services.

An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State’s projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowances or other federal actions that could affect State finances.

In the Annual Information Statement, DOB stated that it believes that its projections of receipts and disbursements relating to the then-current State Financial Plan, and the assumptions on which they are based, were reasonable while noting that actual results, however, could differ materially and adversely from the projections set forth in the Annual Information Statement. In the past, the State has taken management actions to address potential State Financial Plan shortfalls, and DOB noted its belief that it could take similar actions should variances occur in its projections for the current fiscal year.

Actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government have helped to create projected structural budget gaps for the State. These gaps result in a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to, increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance however, that the Legislature will enact the Governor’s proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

Government Accounting Standards Board 45. Government Accounting Standards Board (“GASB”) 45 requires state and local governments to reflect the value of OPEBs, predominantly health care, for current employees and retirees. The State used an independent actuarial consulting firm to calculate retiree health care liabilities. The analysis calculated the present value of the actuarial accrued total liability for benefits as of March 31, 2011 at $55.9 billion ($46.3 billion for the State and $9.6 billion for the State University of New York (“SUNY”), using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method.

GASB rules indicate the liability may be amortized over a 30-year period; therefore, only the annual amortized liability above the current Pay-As-You-Go (“PAYGO”) costs is recognized in the financial statements. The net liability for the 2010-11 fiscal year totaled $3.7 billion ($3.1 billion for the State and $0.6 billion for SUNY) under the Frozen Entry Age actuarial cost method, allocating costs on a level basis over earnings. This was $2.5 billion ($2.1 billion for the State and $0.4 billion for SUNY) above the payments for retiree costs made by the State in the 2010-11 fiscal year. This difference between the State’s PAYGO costs and the actuarially determined required annual contribution under GASBS 45 reduced the State’s currently positive net asset condition at the end of the 2010-11 fiscal year by $2.5 billion.

The State’s actuarial consultant has provided an updated calculation of the ARC and annual OPEB costs. The updated calculation will ultimately be reflected in the financial statements for the State and SUNY for the 2011-12 fiscal year. The updated calculation shows the present value of the actuarial accrued total liability for benefits at $74.3 billion ($62.0 billion for the State and $12.3 billion for SUNY).

GASB does not require the additional costs to be funded on the State’s budgetary basis, and no funding is assumed for this purpose in the Current Financial Plan. On a budgetary (cash) basis, the State continues to finance these costs, along with all other employee health care expenses, on a PAYGO basis. The current State Financial Plan does not assume pre-funding of the GASB 45 liability. If such liability were pre-funded at this time, the additional cost above the PAYGO amounts would be lowered. The State’s Health Insurance Council, which consists of the Governor’s Office of Employee Relations, Civil Service, and DOB, will continue to review this matter and seek input from the State Comptroller, the legislative fiscal committees and other outside parties. However, it is not expected that the State will alter its planned funding practices in light of existing fiscal conditions.

Risk Factors. In any year, the State Financial Plan is subject to risks that, if they were to materialize, could affect operating results. The Annual Information Statement identified the following as the most significant current risks to the State Financial Plan:

Risks to Economic Forecast. DOB’s explained in the Annual Information Statement and subsequent updates that its outlook calls for the recovery from the nation’s worst recession since the 1930s to continue through 2012 at below-trend growth rates as the economy’s domestic momentum struggles with a recession in Europe and slower growth in other areas of the world. But there are a number of significant risks to the forecast, both positive and negative. If resolution of the euro-debt crisis should turn negative, and in the worst case result in a bank run (as occurred in September 2008), short-term credit markets could seize up and the U.S. economy could potentially be dragged back into a recession. A breakup of the euro-zone, or a dissolution of the euro itself, could have even worse consequences. Similarly, an economic “hard landing” in China would likely cause a deeper global slowdown than expected, resulting in slower export growth than is reflected in the forecast. In contrast, a slow but steady path to resolution of the euro-debt crisis, along with a milder recession in Europe and/or a more modest slowdown elsewhere, could result in stronger export and employment growth than anticipated.

The forecast assumes that the U.S. Congress will extend the payroll tax cut and Unemployment Insurance benefit extensions beyond the first two months of the year. If the Congress should fail to come to an agreement, household spending could be less than anticipated. Furthermore, should the failure to reach an agreement cause the household and business sector to lose confidence in the recovery, an even greater pullback in spending could ensue, resulting in much slower growth than is reflected in the forecast. A renewed confidence in the recovery depends upon an improvement in the pace of job growth over the coming quarters. If that improvement fails to materialize, households may pull back once again, resulting in lower consumption growth than expected. Weaker household spending would ripple through the economy and likely result in lower investment growth as well. A substantial equity market correction could have a similar effect. In contrast, if actions taken by the Federal government inspire confidence within the business sector, employment and household spending growth could be stronger than expected.

The housing sector has been virtually absent from this recovery. If the number of home foreclosures is greater than expected, a housing market recovery could be further delayed. A surge in foreclosures could also impede the recovery in home prices, which would in turn delay the recovery in household net worth, also resulting in lower rates of household spending than projected. Alternatively, a large and sustained increase in household formation could result in stronger demand for housing and therefore a quicker recovery in home prices and construction employment than expected. Finally, oil prices are once again on the rise due to global tensions. These increases could cause gasoline prices to return to their lofty May 2011 peaks. Since energy price growth acts as a virtual tax on household spending, faster growth in the price of oil could also result in lower consumption spending than anticipated. A quick resolution of these tensions could send energy prices back down faster than expected, resulting in greater real household spending for non-energy goods and services.

All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation’s financial capital, developments that have an impact on credit markets, such as the euro-debt crisis, pose a particularly large degree of risk for New York. Yet another financial crisis induced recession would be devastating for the State economy. Even lesser risks, such as a further erosion of equity prices could be quite destabilizing to the financial sector and ultimately bonuses and State wages overall. These risks are compounded by the uncertainty surrounding the implementation of financial reform, which is already altering the composition of bonus packages in favor of stock grants with long-term payouts and claw-back provisions, thus affecting the forecast for taxable wages. As financial regulations evolve, it is becoming increasingly uncertain as to when finance sector revenue generating activity such as trading, lending, and underwriting will return to pre-crisis levels, resulting in additional risk to the forecasts for bonuses and personal capital gains.

Status of Current Labor Negotiations. The State has a five-year labor contract with the State’s largest union, Civil Service Employees Association (CSEA), and a four-year labor contract with the State’s second-largest State employee union, Public Employees Federation (PEF). Under both PEF and CSEA labor contracts, there are no general salary increases for three years (the 2011-12 fiscal year through the 2013-14 fiscal year). Employee compensation during the 2011-12 fiscal year and the 2012-13 fiscal year will be temporarily reduced. Employees will receive deficit reduction leave (totaling nine days). CSEA-represented employees will receive a $1,000 lump sum payment ($775 paid in the 2013-14 fiscal year and $225 paid in the 2014-15 fiscal year). Employees will receive a 2 percent salary increase in the 2014-15 fiscal year under both agreements, and CSEA-represented employees will receive a 2 percent increase in the 2015-16 fiscal year. Employees represented by CSEA will be repaid the value of four days in equal consecutive installments starting at the end of the CSEA contract term and employees represented by PEF will be repaid the value of nine days in equal consecutive installments starting in the 2015-16 fiscal year. The agreements also include substantial changes to employee health care contributions.

Under the agreements, employees in these unions have contingent layoff protection for the 2011-12 and 2012-13 fiscal years and continuing protection for the full term of the agreements. Workforce reductions due to management decisions to close or restructure facilities authorized by legislation, SAGE Commission recommendations, or material or unanticipated changes in the State’s fiscal circumstances are not covered by this protection.

Negotiations with the State’s other unions, which represent approximately 35 percent of the State workforce, are ongoing. The largest of these unions, with whom negotiations are continuing, are United University Professions (UUP), which represents faculty and non-teaching professional staff within the State University system, and New York State Correctional Officers & Police Benevolent Association (NYSCOPBA), which represents the State’s correction officers.

Prior-Year Labor Settlements. The Financial Plan continues to include a reserve to cover the costs of a pattern settlement with all unions that have not agreed to contracts through the 2010-11 fiscal year. The pattern is based on the general salary increases agreed to by the State’s largest unions for the same period. There can be no assurance that actual settlements, some of which are subject to binding arbitration, will not exceed the amounts reserved.

In August 2011, a statutorily authorized judicial compensation commission authorized a multi-year plan to provide salary increases for judges beginning in the 2012-13 fiscal year, which will automatically take effect barring action by the Legislature and the Governor to obviate the increases. The Financial Plan assumes salary increases in the Judiciary’s current budget projections.

Federal Funding. The State receives a substantial amount of Federal aid for health care, education, transportation, and other governmental purposes. Any reduction in Federal funding levels could have a materially adverse impact on the State’s Enacted Budget Financial Plan.

In addition, the Enacted Budget Financial Plan may be adversely affected by other actions taken by the Federal government, including audits, disallowances, and changes to Federal participation rates or other Medicaid rules. For example, all Medicaid claims are subject to audit and review by the Federal government. The Federal Centers for Medicare & Medicaid Services (CMS) recently engaged the State regarding claims for services provided to individuals in developmental centers operated by the New York State Office for People With Developmental Disabilities (OPWDD). Although no official audit has commenced and the rates paid for these services are established in full accordance with the methodology set forth in the approved State Plan, adverse action by CMS relative to these claims could jeopardize a significant amount of Federal financial participation in the State Medicaid program. The State has begun the process of seeking CMS approval to proceed with the development of a new form of waiver (known as the “section 1115 demonstration waiver”) to create a contemporary and sustainable system of service funding and delivery for individuals with developmental disabilities.

Health Insurance Company Conversions. State law permits a health insurance company to convert its organizational status from a not-for-profit to a for-profit corporation (a “health care conversion”), subject to a number of terms, conditions, and approvals. Under State law, the State must use the proceeds from a health care company conversion for health-care-related expenses. For planning purposes, the Current Financial Plan assumes no proceeds from a health care conversion in the 2011-12 fiscal year, but counts on proceeds of $250 million in the 2012-13 fiscal year and $300 million in the 2013-14, 2014-15 and 2015-16 fiscal years, which would be deposited into the Health Care Reform Act (HCRA) account. If a conversion does not occur on the timetable or at the levels assumed in the Current Financial Plan, the State would be required to take other actions to increase available resources or to reduce planned spending from HCRA.

Secured Hospital Program. Under the Secured Hospital program, the State entered into service contracts to enable certain financially distressed not-for-profit hospitals to issue debt. The contracts obligate the State to pay debt service, subject to annual appropriations by the Legislature, on bonds issued by the New York State Medical Care Facilities Finance Agency (MCFFA) and by the Dormitory Authority of the State of New York (DASNY) through the Secured Hospital program. In the event there are shortfalls in revenues from other sources, which include hospital payments made under loan agreements between DASNY and the hospitals, and certain reserve funds held by the applicable trustees for the bonds, the State is liable for the debt service. As of March 31, 2011, there is a total of $585 million of outstanding bonds for the program.

The financial condition of most hospitals in the State’s Secured Hospital Program continues to deteriorate. Of the nine hospitals in the program, several are experiencing significant operating losses that are likely to impair their ability to remain current on their loan agreements with DASNY. In relation to the Secured Hospital Program, the Current Financial Plan projections reflect the assumption of additional costs of $3 million in the 2012-13 fiscal year, $32 million in the 2013-14 fiscal year, and $39 million annually thereafter. These estimates are based on the actual experience to date of the participants in the program, and cover the debt service costs for four hospitals that currently are not performing on the payment obligations to DASNY. The State has additional exposure of up to a maximum of $43 million annually, if all additional hospitals in the program failed to perform on their payment obligations to DASNY and if available reserve funds were depleted.

Bond Market. Implementation of the Current Financial Plan is dependent on the State’s ability to market its bonds successfully. The State finances much of its capital spending in the first instance from the General Fund or the Statewide Transportation Improvement Program (STIP), which it then reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) expected in the capital plan, it can adversely affect the State’s overall cash position and capital funding plan. The success of projected public sales will be subject to prevailing market conditions. Future developments in the financial markets generally, as well as future developments concerning the State and public discussion of such developments, may affect the market for outstanding State-supported and State-related debt.

Litigation. Litigation against the State may include potential challenges to the constitutionality of various actions. The State may also be affected by adverse decisions that are the result of various lawsuits. Such adverse decisions may not meet the materiality threshold to warrant individual description but, in the aggregate, could still adversely affect the State’s Current Financial Plan.

Cash-Basis Results General Fund Prior Fiscal Years.

2010-11 Fiscal Year. The State ended 2010-11 in balance on a cash basis in the General Fund, based on preliminary, unaudited results. The General Fund ended fiscal year 2011 with a closing balance of $1.38 billion, consisting of $1.0 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $136 million in the Community Projects Fund, $21 million in the Contingency Reserve, and $13 million in an undesignated fund balance. The closing balance was $928 million lower than fiscal year 2010. This reflected the planned use of a fund balance to pay for expenses deferred from fiscal year 2010 into fiscal year 2011.

General Fund receipts, including transfers from other funds, totaled $54.4 billion in fiscal year 2011. Total receipts during 2010-11 were $1.9 billion (3.6 percent) higher than in the prior fiscal year. Total tax receipts were $2.5 billion higher, mainly due to the growth in Personal Income Tax (“PIT”) collections, sales tax, estate taxes, and the real estate transfer tax, resulting from changes to the law as well as the economic recovery. Business tax collections fell by less than 2 percent from the prior year due to lower collections from the corporate and utility tax, insurance taxes, and bank taxes. Non-tax revenue was $631 million below the prior year. This was primarily due to the following fiscal year 2010 collections that were not received, or received in lower amounts, in 2010-11: temporary utility surcharge (18-A assessment) ($429 million); the Power Authority resources ($158 million); Energy Research and Development Authority (“ERDA”) resources ($90 million); and fine collections ($101 million). An increase in the level of excess balances transferred from other funds partly offset the annual decline in miscellaneous receipts.

General Fund disbursements, including transfers to other funds, totaled $55.4 billion in fiscal year 2011. Disbursements in fiscal year 2011 were $3.2 billion (6.1 percent) higher than in the prior fiscal year. Spending growth was affected by the deferral of a $2.06 billion payment to schools from March 2010 to the statutory deadline of June 2010. Adjusting for this anomaly (that is, reducing fiscal year 2011 results by $2.06 billion and increasing fiscal year 2010 results by an equal amount), spending would have been approximately $950 million below fiscal year 2010 levels.

Local assistance spending, adjusted for the School Aid deferral, declined by approximately $1.1 billion compared to fiscal year 2010. This reflected lower levels of general School Aid spending enacted in the fiscal year 2011 Budget; the delay of a $300 million CUNY Senior College payment from fiscal year 2009 to June of fiscal year 2010, which increased fiscal year 2010 spending relative to fiscal year 2011; the elimination, as part of the fiscal year 2011 gap-closing plan of approximately $300 million in annual Aid and Incentives for Municipalities funding for New York City that would have been paid by December 2010; and additional Federal funding for public assistance benefit costs and State and local child welfare shares in fiscal year 2011, which reduced General Fund spending. These declines were partly offset by higher Medicaid spending due to rising costs of providing Medicaid services and reductions in the amount of available offsets from HCRA related to Indigent Care.

The annual change in personal service spending is mainly due to the payment of $270 million in retroactive salary settlements for employees represented by NYSCOPBA, the Police Benevolent Association (“PBA”) and the New York State Police Investigators Association (“BCI”) in fiscal year 2010 and reductions across nearly all agencies. Non-personal service spending lower by $155 million (7.8 percent) compared to the prior year, mainly reflecting the impact of spending controls.

Growth in General State Charges spending was attributable to the increase in State contributions to the pension system and increased health insurance costs. Pension costs increased by $315 million in fiscal year 2011, after the amortization of $249 million in costs. Health insurance costs increased by $374 million. Transfers increased mainly for capital projects and the State share of Medicaid costs related to mental hygiene programs.

2009-2010 Fiscal Year. Receipts during the fiscal year fell substantially below projections. General Fund receipts, including transfers from other funds, totaled $52.6 billion, or $1.78 billion lower than the State’s initial projections for 2009-2010. General Fund disbursements, including transfers to other funds, totaled $52.2 billion, a decrease of $2.71 billion from initial projections. However, actual disbursements were affected by $2.1 billion in payment deferrals taken by the State to end the fiscal year without the use of its rainy day reserves and other designated balances. Without the deferrals, disbursements for the fiscal year would have been approximately $665 million below initial projections.

In the final quarter of the fiscal year, in order to avoid depleting its reserves, the State deferred a planned payment to school districts ($2.1 billion), which reduced spending from planned levels, and certain tax refunds, which increased available receipts from planned levels ($500 million). Both the school aid payment and the tax refunds were scheduled to be paid in 2009-2010 but, by statute, were not due until June 1, 2010. The combined value of the deferrals had the effect of increasing the closing balance in the General Fund for 2009-2010 to $2.3 billion, or approximately $900 million above the level required to restore the rainy day reserves and other balances to their anticipated levels. The higher closing balance was due exclusively to the cash management actions described above and did not represent an improvement in the State’s financial operations. In early April 2010, the State paid the $500 million in tax refunds that had been deferred from 2009-2010 to 2010-2011. On June 1, 2010, the State paid the $2.1 billion in school aid deferred from 2009-2010.

General Fund receipts, including transfers from other funds were $1.2 billion below 2008-2009 results. Tax receipts decreased by $1.2 billion and transfers decreased by $750 million, partly offset by increased miscellaneous receipts of $744 million. The $1.2 billion annual decline in tax receipts included a $541 million decline in personal income taxes and a $302 million decline in sales and use tax receipts.

General Fund disbursements, including transfers to other funds, were $2.4 billion below 2008-2009 results. The annual decline reflects the deferral of $2.1 billion in school aid, the impact of mid-year spending reductions, and the use of ARRA funds in place of General Fund spending. The General Fund closing balance consisted of $1.2 billion in the State’s rainy day reserves, $21 million in the contingency reserve fund (to guard against litigation risks), $96 million in the Community Projects Fund, and $978 million in the Refund Reserve Account, of which approximately $900 million was attributable to the deferrals described above.

2008-2009 Fiscal Year. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in 2008-2009, an increase of $705 million from 2007-2008 results. While tax receipts decreased by $93 million, miscellaneous receipts increased by $621 million and transfers increased by $178 million. The decline in tax receipts was primarily attributable to a decline in business taxes. General Fund spending, including transfers to other funds, totaled $54.6 billion in 2008-2009, an increase of $1.2 billion from 2007-2008. The main source of annual growth was School Aid.

Similar to 2009-2010, receipts fell substantially below projected levels. General Fund receipts, including transfers from other funds, were $1.84 billion lower than the State’s initial projections for 2008-2009. Disbursements for the year, including transfers to other funds, finished at $1.75 billion lower than initially expected. This resulted in $83 million less available in cash reserves than was planned when the budget was enacted.

The General Fund ended the 2008-2009 fiscal year with a balance of $1.9 billion, which included the dedicated balance of $1.2 billion in the State’s rainy day reserves, $21 million in the contingency reserve fund, $145 million in the Community Projects Fund, and $577 million in general reserves, part of which DOB used for payments initially planned for 2008-2009 that were delayed until 2009-2010. The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for Medicaid expenditures under ARRA.

State Retirement Systems. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System (“ERS”) and the New York State and Local Police and Fire Retirement System (“PFRS”). The Comptroller is the administrative head of the Systems. State employees made up about 32 percent of the membership during the 2010-11 fiscal year. There were 3,039 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and many local authorities of the State.

As of March 31, 2011, 672,723 persons were members of the Systems and 385,031 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.

The investment losses experienced by the State Common Retirement Fund (CRF) in the 2008-09 fiscal year negatively impacted the value of assets held for the Systems. The current actuarial smoothing method spreads the impact over a 5-year period. Thus, contribution rates increased for the 2010-11 fiscal year, the 2011-12 fiscal year and the 2012-13 fiscal year and further increases are expected for the 2013-14 fiscal year and the 2014-15 fiscal year. The amount of such future increases will depend, in part, on the value of the assets held by the CRF as of each April 1, as well as on the present value of the anticipated benefits to be paid by the Systems as of each April 1. In addition, the assumed investment rate of return used by the Systems’ Actuary, which is one of the factors used to calculate contribution requirements, was reduced from 8 percent to 7.5 percent beginning with the 2011-12 fiscal year. Final contribution rates for the 2012-13 fiscal year were released in early September 2011. The average ERS rate increased from 16.3 percent of salary in the 2011-12 fiscal year to 18.9 percent of salary in the 2012-13 fiscal year, while the average PFRS rate increased from 21.6 percent of salary in the 2011-12 fiscal year to 25.8 percent of salary in the 2012-13 fiscal year.

Assets are held by the CRF for the exclusive benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the CRF. The Systems report that the net assets available for benefits as of March 31, 2011 were $149.5 billion (including $3.4 billion in receivables, which consist of employer contributions, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $15.3 billion or 11.4 percent from the 2009-10 fiscal year level of $134.2 billion. The increase in net assets available for benefits from the 2009-10 fiscal year to the 2010-11 fiscal year reflects, in large part, equity market performance. The Systems report that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $186.8 billion on April 1, 2010 to $194.3 billion (including $80.8 billion for current retirees and beneficiaries) on April 1, 2011. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2011 in that amortized cost was used instead of market value for bonds and mortgages, and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2010-11 fiscal year, 40 percent of the unexpected gain for the 2009-10 fiscal year, 60 percent of the unexpected loss for the 2008-09 fiscal year and 80 percent of the unexpected gain for the 2007-08 fiscal year. Actuarial assets increased from $147.7 billion on April 1, 2010 to $148.6 billion on April 1, 2011. The funded ratio, as of April 1, 2011, calculated by the System Actuary in August 2011 using the entry age normal funding method and actuarial assets, was 90 percent.

Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the “LGAC”), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to one cent of the State’s four cent sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations are to be amortized over a period of no more than 30 years from the dates of their original issuance.

The legislation eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no general obligation) seasonal borrowing in the fifth year). This provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue tax and revenue anticipation notes (issued in one year and maturing in the following year).

The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on seasonal borrowings. However, the State has taken extraordinary measures in recent years to manage its cash flow, including payment deferrals and permitting the State to borrow from other funds of the State (i.e., the General Fund) for a limited period of time.

Legislation enacted in 2003 currently requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by The City of New York or its assignee, that act or omission would not constitute an Event of Default with respect to LGAC bonds. The Enacted Budget included a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax Revenue Bond Financing. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by DASNY, the New York State Environmental Facilities Corporation (“EFC”), the Housing Finance Agency (“HFA”), the New York State Thruway Authority (“Thruway Authority”) and the Empire State Development Corporation (“ESDC”), (collectively, the “Authorized Issuers”).

The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on State PIT Revenue Bonds, with excess amounts returned to the General Fund. Legislation enacted in 2007 increased the amount of PIT receipts to be deposited into the RBTF by removing an exclusion for PIT amounts deposited to the STAR Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the RBTF equal the greater of (i) 25 percent of annual PIT receipts or (ii) $6 billion.

The first State PIT Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State PIT Revenue Bonds. To date, State PIT Revenue Bonds have been issued to support programs related to six general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment, Transportation and Health Care. As of March 31, 2011, approximately $21 billion of State PIT Revenue Bonds were outstanding. The Enacted Budget projected that $3.8 billion of State PIT Revenue Bonds will be issued in 2011-12.

Financing Activities. For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt or the broader measure of State-related debt. “State-related debt” consists of State supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds, which can be paid without an appropriation, must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. Regardless, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing general obligation Tax and Revenue Anticipation Notes (“TRANs”), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). General obligation TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue general obligation TRANs that mature in the same State fiscal year in which they were issued has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.

Debt Reform Act. The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly State Financial Plan update (each, a “Financial Plan Update”) most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either of the caps on the debt outstanding or debt service costs, is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to November 1, 2011. On November 1, 2011, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2011 at 3.49 percent of personal income and debt service on such debt at 2 percent of total governmental receipts, compared to the caps of 4.00 percent and 4.32 percent, respectively.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Act throughout the next several years. However, the State is continuing through a period of declining debt capacity. Based on the most recent personal income and debt outstanding forecasts, the available room under the debt outstanding cap is expected to decline from 0.30 percent ($3.0 billion) in the 2011-12 fiscal year to 0.07 percent ($726 million) in the 2013-14 fiscal year. The State may consider measures addressing capital spending priorities, debt financing practices, and the inherent volatility of personal income as a basis for long-term planning in order to stay within the statutory limitations.

Public Authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State supported or State-related debt. As of December 31, 2010, 17 public authorities had debt outstanding of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $161 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities in order to secure the payment of debt service on their revenue bonds and notes. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, they may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

New York City. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

Litigation. Adverse developments in certain proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced State financial plan. The State believes that the 2011-12 State Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments required during the 2011-12 fiscal year. These reserves included (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential financial plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced financial plan.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and January 2012, the State Legislature authorized 21 bond issuances to finance local government operating deficits, including four deficit financing authorizations during the 2009 and 2010 legislative sessions. Furthermore, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.

The Buffalo Fiscal Stability Authority has exercised Control Period powers with respect to the City of Buffalo since the City’s 2003-04 fiscal year, but may transition to Advisory Period powers during the City’s the 2011-12 fiscal year. In January 2011, the Nassau County Interim Finance Authority (“NIFA”) declared that it was entering a Control Period, citing the “substantial likelihood and imminence” that Nassau would incur a major operating funds deficit of 1 percent or more during the County’s the 2010-11 fiscal year. Erie County has a Fiscal Stability Authority, the City of New York has a Financial Control Board, and the City of Troy has a Supervisory Board, all of which presently perform certain review and advisory functions. The City of Yonkers no longer operates under an oversight board but must adhere to a Special Local Finance and Budget Act. The City of Newburgh operates under fiscal monitoring by the State Comptroller. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s the 2011-12 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or Federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. The loss of temporary Federal stimulus funding also adversely impacted counties and school districts in New York State. State cash flow problems in prior fiscal years have resulted in delays in the payment of State aid, and in some cases have necessitated borrowing by the localities. Additionally, recent enactment of legislation that caps most local government and school district property tax levies may affect the amount of property tax revenue available for local government and school district purposes. The legislation does not apply to New York City. Changes to sales tax distributions resulting from the 2010 Federal population census may also have a material impact on certain local governments. Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.

Grants to Local Governments. Grants to local governments include payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local assistance comprises 65 percent of State spending. In 2011-12, “all funds” spending for local assistance is proposed to total $57.8 billion. Total spending is comprised of State aid to medical assistance providers and public health programs ($40.5 billion); State aid for education, including school districts, universities, and tuition assistance ($34.3 billion); temporary and disability assistance ($4.8 billion); mental hygiene programs ($3.9 billion); transportation ($3.1 billion); children and family services ($2.7 billion); and local government assistance ($1.1 billion). Other local assistance programs include criminal justice, economic development, housing, parks and recreation, and environmental quality.

Medicaid. Medicaid is a means-tested program that finances health care services for low-income individuals and long-term care services for the elderly and disabled, primarily through payments to health care providers. The Medicaid program is financed jointly by the State, the Federal government, and local governments (including New York City). New York’s Medicaid spending is projected to total approximately $52.6 billion in fiscal year 2012.

The Financial Plan projections assume that spending growth is limited to 4 percent annually for Department of Health (“DOH”) State Medicaid spending beginning annually in State fiscal year 2013. This reflects the target growth rate for Medicaid proposed in the Enacted Budget, which is the ten-year average change in the medical component of the CPI. Statutory changes adopted with the budget grant the Executive certain statutory powers to hold Medicaid spending to this rate. This statutory authority expires after two years; however, the cap remains in place and the Financial Plan assumes that statutory authority will be extended in subsequent years.

DOH Medicaid growth over the plan period is affected by estimates of increasing Medicaid enrollment, rising costs of provider health care services (particularly in managed care), and higher levels of utilization, as well as the expiration of enhanced levels of Federal aid. The number of Medicaid recipients, including Family Health Plus, is expected to exceed 6.0 million at the end of fiscal year 2015, an increase of 24.4 percent from the fiscal year 2011 caseload of 4.8 million. The expiration of the enhanced Federal Medical Assistance Percentages (FMAP) is expected to result in an increase of State-share spending of over $600 million from fiscal year 2012 to fiscal year 2013, primarily due to the reconciliation of costs between the State and counties related to the Medicaid cap.

School Aid. School aid spending includes foundation aid; Universal Pre-Kindergarten expansion; and expense based aids such as building aid, transportation aid, and special education. School aid spending is supported by the General Fund, as well as lottery revenues (including Video Lottery Terminals). On a school-year basis, school aid is projected to grow from $19.641 billion in 2011-12 to $22.220 billion in 2014-15.

On a State fiscal-year basis, school aid spending is projected to decrease by $1.283 billion in 2011-12, and grow $805 million in 2012-13, and $940 million in 2013-14. Over the multi-year Financial Plan period, receipts available to finance School Aid from core lottery sales are projected to remain relatively flat while Video Lottery Terminal receipts are anticipated to increase through the 2014-15 fiscal year as a result of the new facility at the Aqueduct Racetrack. In addition to State aid, school districts receive approximately $3.6 billion annually in Federal categorical aid.

APPENDIX D

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

Copyright © 2009 BlackRock, Inc.

All rights reserved.

I.	Introduction

The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Corporate Governance Committee (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock’s proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II.	Proxy Voting Policies

A. Boards of Directors

The Funds generally support the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F. Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company’s board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III.	CONFLICTS MANAGEMENT

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

IV.	Reports to the Board

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

Code # BRLF-SAI-001-0212

PART C

OTHER INFORMATION

Item 28.

(a) (1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-lA (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(2) of PEA No. 61.

(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(b)	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(c)	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I, Article II (Section 1, Section 2, Section 3 and Section 4) and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(d) (1)	Management Agreement between Registrant and BlackRock Advisors, LLC (“BlackRock”) dated July 1, 2011 is filed herewith.

(2)	Form of First Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Master Investment Portfolio (File No. 811-08162), filed on June 29, 2011.

(3)	Form of Amended and Restated Waiver Agreement among Registrant, J.P. Morgan Clearing Corp. and BlackRock Investments, Inc. dated as of October 1, 2008 is incorporated by reference to Exhibit (d)(3) of PEA No. 87.

(e)	Distribution Agreement between Registrant and BlackRock Investments, LLC dated as of October 1, 2008 , is incorporated by reference to Exhibit (b) of PEA No. 87.

(f)	None.

(g) (1)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(2)	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 83 to the Registration Statement, filed on February 21, 2007 (“PEA 83”).

(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 84 to the Registration Statement, filed on December 21, 2007 (“PEA No. 84”).

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(4)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company dated as of September 24, 2007 is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 86 to the Registration Statement, filed on February 22, 2008 (“PEA 86”).

(5)	Amendment to Amended and Restated Custodian Services Fee Letter dated as of June 1, 2008 is incorporated by reference to Exhibit (g)(5) of PEA No. 87.

(h) (1)	Amended and Restated Administration Agreement between Registrant, BlackRock and BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc. ) (“BNY MIS”) dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Sub-Administration Agreement dated February 21, 2006 by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

(a)	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement, dated February 21, 2006, by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

(b)	Form of Fee Letter to Sub-Administration Agreement dated April 1, 2007 is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 84.

(3) (a)	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 87.

(4) (a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(5)	Power of Attorney is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. (File No. 333-56203), filed on September 26, 2011.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (i) of PEA No. 79.

(j)	Consent of Deloitte & Touche LLP, independent registered public accountants, is filed herewith.

(k)	None.

(l)	None.

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(m) (1)	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(1) of PEA No. 87.

(2)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(2) of PEA No. 87.

(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(3) of PEA No. 87.

(4)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(4) of PEA No. 87.

(5)	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(5) of PEA No. 87.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated by reference to Exhibit (n) of PEA No. 86.

(o) (1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Asset Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 29, 2009.

(2)	Code of Ethics of BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Asset Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 29, 2009.

(3)	Code of Ethics of BlackRock is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Asset Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 29, 2009.

Item 29.    Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification

Indemnification of Registrant’s Manager, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless

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in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) (“BlackRock”) is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock currently offers investment advisory services to investment companies, individual investors and institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 31 about officers and directors of BlackRock together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 32. Principal	Underwriter

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including the Registrant:

BBIF Government Securities Fund	BlackRock Mid Cap Value Opportunities Series, Inc.
BBIF Money Fund	BlackRock Multi-State Municipal Series Trust
BBIF Tax-Exempt Fund	BlackRock Municipal Bond Fund, Inc.
BBIF Treasury Fund	BlackRock Municipal Series Trust
BIF Government Securities Fund	BlackRock Natural Resources Trust
BIF Money Fund	BlackRock Pacific Fund, Inc.
BIF Multi-State Municipal Series Trust	BlackRock Series Fund, Inc.
BIF Tax-Exempt Fund	BlackRock Series, Inc.
BIF Treasury Fund	BlackRock Value Opportunities Fund, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock World Income Fund, Inc.
BlackRock Bond Allocation Target Shares	FDP Series, Inc.
BlackRock Bond Fund, Inc.	Funds For Institutions Series
BlackRock California Municipal Series Trust	Managed Account Series
BlackRock Capital Appreciation Fund, Inc.	Master Basic Value LLC
BlackRock Equity Dividend Fund	Master Bond LLC
BlackRock EuroFund	Master Focus Growth LLC
BlackRock Financial Institutions Series Trust	Master Government Securities LLC
BlackRock Focus Growth Fund, Inc.	Master Institutional Money Market LLC
BlackRock Funds	Master Investment Portfolio
BlackRock Funds II	Master Large Cap Series LLC
BlackRock Funds III	Master Money LLC
BlackRock Global Allocation Fund, Inc.	Master Tax-Exempt LLC
BlackRock Global Dynamic Equity Fund	Master Treasury LLC
BlackRock Global Emerging Markets Fund, Inc.	Master Value Opportunities LLC
BlackRock Global SmallCap Fund, Inc.	Quantitative Master Series LLC
BlackRock Index Funds, Inc.	Ready Assets Prime Money Fund
BlackRock Large Cap Series Funds, Inc.	Ready Assets U.S.A. Government Money Fund
BlackRock Latin America Fund, Inc.	Ready Assets U.S. Treasury Money Fund
BlackRock Liquidity Funds	Retirement Series Trust
BlackRock Master LLC

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BRIL also acts as the principal or placement agent, as applicable, underwriter for the following closed-end registered investment company:

BlackRock Fixed Income Value Opportunities

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Member, Board of Managers	None
Francis Porcelli	Chief Executive Officer and Managing Director	None
Anne Ackerley	Managing Director	None
Rick Froio	Chief Compliance Officer and Assistant Secretary	None
Paul Greenberg	Chief Financial Officer, Treasurer and Managing Director	None
John Blevins	Managing Director and Assistant Secretary	None
Brenda Sklar	Managing Director	None
Richard Turnill	Managing Director (FSA approved)	None
Daniel Adams	Vice President	None
Stephen Hart	Vice President and Assistant Secretary	None
Robert Kapito	Member, Board of Managers	None
Daniel Waltcher	Member, Board of Managers	None

(c) Not applicable.

Item 33.    Location of Accounts and Records

(1)	The Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to its functions as custodian).

(2)	PNC Bank, National Association, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its function as sub-custodian for The Bank of New York Mellon, the Registrant’s custodian).

(3)	BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(4)	BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(5)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-administrator, transfer agent, registrar and dividend disbursing agent).

Item 34.    Management Services

None.

Item 35.    Undertakings

None.

C-5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York, on February 28, 2012.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	February 28, 2012

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 28, 2012

DAVID O. BEIM* (David O. Beim)	Trustee

RONALD W. FORBES* (Ronald W. Forbes)	Trustee

DR. MATINA HORNER* (Dr. Matina Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

HERBERT I. LONDON* (Herbert I. London)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

C-6

Signature	Title	Date

TOBY ROSENBLATT* (Toby Rosenblatt)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

PAUL L. AUDET* (Paul L. Audet)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

*By:	/S/ BEN ARCHIBALD	February 28, 2012
(Ben Archibald, Attorney-In-Fact)

C-7

EXHIBIT INDEX

Exhibit No.		Description

(d	)(1)	Management Agreement between Registrant and BlackRock Advisors, LLC.

(j	)	Consent of Deloitte & Touche LLP